UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 Fifth Avenue, New York, NY 10018
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks — 98.3%
Aerospace & Defense — 1.8%
KLX, Inc.(a)	30,840	1,510,852
TransDigm Group, Inc.	5,526	1,195,826
		2,706,678
Airlines — 1.9%
Allegiant Travel Co.	16,892	2,905,424

Auto Components — 1.0%
Dana, Inc.	75,270	1,515,938

Banks — 1.8%
First Republic Bank	27,930	2,634,637

Biotechnology — 3.9%
ACADIA Pharmaceuticals, Inc.(a)	23,720	820,475
Acceleron Pharma, Inc.(a)	41,630	1,010,776
Alkermes plc(a)	30,990	1,676,869
Neurocrine Biosciences, Inc.(a)	43,730	1,876,455
Seattle Genetics, Inc.(a)	7,880	474,691
		5,859,266
Building Products — 4.3%
A.O. Smith Corp.	46,220	2,253,225
Builders FirstSource, Inc.(a)	197,430	2,124,347
Lennox International, Inc.	12,820	2,010,304
		6,387,876
Capital Markets — 3.0%
MSCI, Inc.	21,750	1,799,813
Raymond James Financial, Inc.	36,500	2,734,945
		4,534,758
Chemicals — 3.9%
Axalta Coating Systems Ltd.(a)	110,960	3,217,840
W.R. Grace & Co.	37,900	2,627,986
		5,845,826
Commercial Services & Supplies — 1.5%
Knoll, Inc.	83,490	2,179,924

Communications Equipment — 0.8%
Lumentum Holdings, Inc.(a)	33,360	1,266,012

Construction Materials — 1.7%
Summit Materials, Inc., Class A(a)	99,197	2,489,845

Containers & Packaging — 1.7%
Sealed Air Corp.	52,570	2,549,645

Distributors — 1.0%
LKQ Corp.(a)	46,910	1,496,898

Diversified Consumer Services — 1.8%
Nord Anglia Education, Inc.(a)	54,100	1,182,626
Sotheby's Holdings, Inc., Class A(a)	37,390	1,484,757
		2,667,383
Diversified Telecommunication Services — 1.3%
Zayo Group Holdings, Inc.(a)	59,690	1,907,692

Equity Real Estate Investment Trusts — 3.8%
Cyrusone, Inc.	37,570	1,809,371
Senior Housing Properties Trust	59,780	1,138,809
STAG Industrial, Inc.	63,440	1,468,002
Sun Communities, Inc.	15,820	1,245,983
		5,662,165
Food Products — 2.4%
Hain Celestial Group, Inc.(a)	36,880	1,458,973
Pinnacle Foods, Inc.	41,090	2,185,577
		3,644,550
Health Care Equipment & Supplies — 5.3%
DexCom, Inc.(a)	26,170	2,071,356
STERIS plc	48,670	3,447,296
Wright Medical Group NV(a)	94,428	2,377,697
		7,896,349
Health Care Providers & Services — 1.6%
Quest Diagnostics, Inc.	26,250	2,412,900

Hotels, Restaurants & Leisure — 3.6%
Jack in the Box, Inc.	18,290	1,973,857
Vail Resorts, Inc.	19,745	3,387,057
		5,360,914
Insurance — 2.5%
Arthur J. Gallagher & Co.	36,735	1,977,445
CNO Fincancial Group, Inc.	96,040	1,816,116
		3,793,561
Internet Software & Services — 2.0%
Costar Group, Inc.(a)	11,924	2,409,840
Shopify, Inc.(a)	12,630	641,857
		3,051,697
IT Services — 3.3%
Sabre Corp.	79,580	1,949,710
Total System Services, Inc.	58,390	2,959,205
		4,908,915
Life Sciences Tools & Services — 2.7%
Mettler-Toledo International, Inc.(a)	9,368	3,996,670

Machinery — 4.2%
Crane Co.	34,740	2,502,670
Flowserve Corp.	22,330	1,097,743
Middleby Corp.(a)	21,275	2,854,679
		6,455,092
Media — 7.1%
Interpublic Group of Cos., Inc.	77,590	1,825,693
Lions Gate Entertainment, Class A	47,100	1,355,066
Lions Gate Entertainment, Class B(a)	47,100	1,261,809
Live Nation Entertainment, Inc.(a)	49,970	1,430,141
Nexstar Media Group, Inc., Class A	39,260	2,567,603
Scripps Networks Interactive	31,300	2,383,808
		10,824,120
Oil, Gas & Consumable Fuels — 1.5%
Tesoro Corp.	27,620	2,233,077

Pharmaceuticals — 4.4%
Jazz Pharmaceuticals plc(a)	22,828	2,783,190
Nektar Therapeutics(a)	119,990	1,453,079
Pacira Pharmaceuticals, Inc.(a)	64,720	2,488,484
		6,724,753
Professional Services — 3.7%
IHS Markit Ltd.(a)	77,028	3,038,755
Transunion(a)	74,840	2,359,705
		5,398,460
Road & Rail — 3.7%
J.B. Hunt Transportation Services, Inc.	30,990	3,070,489
Old Dominion Freight Line, Inc.(a)	27,550	2,432,114
		5,502,603
Semiconductors & Semiconductor Equipment — 4.2%
Cypress Semiconductor Corp.	133,070	1,570,226

HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Shares	Value ($)
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
KLA-Tencor Corp.	14,360	1,222,180
Microsemi Corp.(a)	27,090	1,439,834
On Semiconductor Corp.(a)	169,120	2,252,678
		6,484,918
Software — 6.6%
Cyberark Software Ltd.(a)	32,060	1,701,104
Fortinet, Inc.(a)	64,810	2,155,581
Ptc, Inc.(a)	53,270	2,800,403
RealPage, Inc.(a)	47,830	1,463,598
Splunk, Inc.(a)	34,170	1,977,076
		10,097,762
Textiles, Apparel & Luxury Goods — 1.3%
Lululemon Athletica, Inc.(a)	27,900	1,883,529

Thrifts & Mortgage Finance — 1.0%
Essent Group, Ltd.(a)	44,860	1,550,810

Trading Companies & Distributors — 2.0%
HD Supply Holdings, Inc.(a)	71,290	3,015,567

TOTAL COMMON STOCKS
(COST $133,255,751)		147,846,214

Investment Company — 1.8%
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.38%(b)	2,660,523	2,660,523

TOTAL INVESTMENT COMPANY
(Cost $2,660,523)		2,660,523

TOTAL INVESTMENT SECURITIES
(Cost $135,916,274) — 100.1%		150,506,737
Other Assets (Liabilities) - (0.1)%		(222,746)
NET ASSETS - 100%		$150,283,991
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.

See notes to financial statements

HSBC OPPORTUNITY FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio — 99.9%
HSBC Opportunity Portfolio		9,766,082

TOTAL INVESTMENT SECURITIES - 99.9%
(COST $8,844,559)		9,766,082
Other Assets (Liabilities) - 0.1%		5,497
NET ASSETS - 100%		$9,771,579

See notes to schedules of portfolio investments.

HSBC OPPORTUNITY FUND (CLASS I)

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Shares	Value ($)
Affiliated Portfolio — 100.0%
HSBC Opportunity Portfolio		140,517,910

TOTAL INVESTMENT SECURITIES - 100.0%
(COST $127,277,666)		140,517,910
Other Assets (Liabilities) - –%		46,791
NET ASSETS - 100%		$140,564,701

See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Government and Government Agency Obligations — 43.8%
Federal Farm Credit Bank — 6.3%
0.01%, 11/1/18(a)	50,000,000	49,995,600
0.59%, 6/27/17(b)	10,000,000	9,976,072
0.70%, 4/10/17(a)	50,000,000	49,999,059
0.74%, 10/25/17(a)	100,000,000	100,000,000
0.75%, 4/16/18(a)	84,000,000	83,994,855
0.76%, 4/20/18(a)	50,000,000	49,996,761
0.78%, 4/28/17(a)	50,000,000	49,999,737
0.79%, 10/3/18(a)	175,000,000	175,000,000
0.80%, 4/26/17(a)	10,175,000	10,173,835
0.82%, 4/17/17(a)	20,604,000	20,604,471
0.85%, 12/22/17(a)	66,000,000	65,994,072
		665,734,462
Federal Home Loan Bank — 32.2%
0.48%, 2/17/17(b)	91,000	90,980
0.51%, 8/7/17(a)	100,000,000	99,989,611
0.52%, 2/23/17(b)	30,700,000	30,689,775
0.54%, 4/21/17(b)	50,000,000	49,940,092
0.55%, 3/10/17(b)	180,424,000	180,320,156
0.55%, 3/13/17(b)	100,000,000	99,937,778
0.55%, 3/15/17(b)	110,000,000	109,928,005
0.55%, 3/17/17(b)	50,000,000	49,965,778
0.56%, 3/22/17(b)	200,000,000	199,844,832
0.57%, 11/1/17(a)	175,000,000	175,000,000
0.58%, 5/30/17	50,000,000	49,995,894
0.59%, 7/17/17(a)	150,000,000	150,000,000
0.60%, 10/23/17(a)	234,400,000	234,400,000
0.61%, 6/16/17(a)	100,000,000	100,003,951
0.63%, 2/2/17	20,000,000	20,000,027
0.66%, 3/22/17(a)	25,000,000	25,000,000
0.66%, 4/21/17(a)	130,000,000	130,000,000
0.67%, 3/16/17(a)	30,000,000	30,000,590
0.68%, 5/25/17(a)	200,000,000	199,998,764
0.68%, 8/22/17(a)	16,000,000	16,005,961
0.69%, 9/7/17(a)	190,000,000	190,012,237
0.69%, 11/8/17(a)	175,000,000	175,059,100
0.70%, 3/21/18(a)	100,000,000	100,000,000
0.71%, 8/23/17(a)	200,000,000	200,000,000
0.73%, 1/19/18(a)	150,000,000	150,000,000
0.74%, 9/12/17(a)	100,000,000	100,002,627
0.75%, 2/21/17	23,000,000	23,002,495
0.77%, 8/21/17(a)	100,000,000	100,000,000
0.78%, 4/25/17(a)	14,850,000	14,853,515
0.79%, 5/17/18(a)	100,000,000	100,000,000
0.79%, 11/2/17(a)	50,000,000	49,984,137
0.81%, 5/25/18(a)	75,000,000	75,000,000
0.81%, 9/5/17(a)	23,070,000	23,081,286
0.93%, 10/10/17(a)	100,000,000	100,000,000
0.96%, 10/27/17(a)	8,000,000	8,000,131
0.96%, 10/27/17(a)	8,000,000	8,000,131
0.97%, 1/8/18(a)	100,000,000	100,000,000
0.98%, 9/29/17(a)	100,000,000	100,038,349
		3,568,146,202
Federal Home Loan Mortgage Corp. — 3.0%
0.58%, 4/28/17(a)	100,000,000	100,000,000
0.75%, 7/14/17	20,900,000	20,912,495
0.78%, 4/20/17(a)	142,000,000	142,066,075
0.82%, 4/27/17(a)	16,000,000	15,998,155
0.88%, 2/22/17	52,700,000	52,709,732
		331,686,457
Federal National Mortgage Association — 2.3%
0.78%, 8/16/17(a)	150,000,000	149,978,334
0.78%, 10/5/17(a)	100,000,000	99,993,159
		249,971,493
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS (Cost $4,815,538,614)		4,815,538,614

U.S. Treasury Obligations — 15.3%
U.S. Treasury Bills — 2.7%
0.65%, 6/22/17(b)	300,000,000	299,238,600
U.S. Treasury Notes — 12.6%
0.50%, 2/28/17	75,000,000	74,999,540
0.50%, 3/31/17	75,000,000	74,991,906
0.50%, 4/30/17	120,000,000	119,987,951
0.63%, 2/15/17	125,000,000	125,009,606
0.63%, 5/31/17	50,000,000	50,014,230
0.75%, 3/15/17	100,000,000	100,033,420
0.75%, 6/30/17	50,000,000	50,031,312
0.88%, 4/15/17	150,000,000	150,085,547
0.88%, 4/30/17	180,000,000	180,155,773
1.00%, 3/31/17	375,000,000	375,303,227
4.75%, 8/15/17	90,000,000	91,970,788
		1,392,583,300
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$1,691,821,900)		1,691,821,900

Repurchase Agreements — 44.4%
BNP Paribas, 0.54%, 2/1/17,
Purchased on 01/31/17, with
maturity value of
$1,200,018,000,
collateralized by U.S.
Treasury Obligations,
0.00%-8.13%, 2/28/17-
02/15/43, fair value
$1,224,000,000	1,200,000,000	1,200,000,000
BNP Paribas, 0.56%, 2/1/17,
Purchased on 01/31/17, with
maturity value of
$100,001,556, collateralized
by various U.S. Government
and Government Agency
Obligations and
Supranational Institutions,
0.00%-9.00%, 09/01/18-
12/01/46, fair value
$102,000,000	100,000,000	100,000,000
Citigroup Global Markets, 0.56%,
2/1/17, Purchased on
01/31/17, with maturity value
of $100,001,556,
collateralized by various U.S.
Government and
Government Agency
Obligations, 0.00%-6.50%,
01/15/18-07/20/45, fair value
$102,000,000	100,000,000	100,000,000

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal	Amortized
	Amount ($)	Cost ($)
Repurchase Agreements, continued
Credit Agricole CIB NY, 0.54%,
2/1/17, Purchased on
01/31/17, with maturity value
of $500,007,500,
collateralized by U.S.
Treasury Obligations,
1.50%-2.88%, 05/31/20-
05/15/43, fair value
$510,000,047	500,000,000	500,000,000
Credit Agricole CIB NY, 0.55%,
2/7/17, Purchased on
01/31/17, with maturity value
of $250,026,736,
collateralized by U.S.
Treasury Obligations,
0.00%-3.13%, 04/30/19-
11/15/45, fair value
$255,000,093	250,000,000	250,000,000
Federal Reserve Bank NY,
0.50%, 2/1/17, Purchased on
01/31/17, with maturity value
of $1,000,013,889,
collateralized by U.S.
Treasury Obligations,
1.13%-4.38%, 03/31/21-
02/15/43, fair value
$1,000,013,958	1,000,000,000	1,000,000,000
Goldman Sachs & Co., 0.55%,
2/1/17, Purchased on
01/31/17, with maturity value
of $100,001,528,
collateralized by various U.S.
Government and
Government Agency
Obligations, 2.42%-6.50%,
12/01/28-04/01/46, fair value
$102,000,000	100,000,000	100,000,000
Goldman Sachs & Co., 0.53%,
2/1/17, Purchased on
01/31/17, with maturity value
of $300,004,417,
collateralized by U.S.
Treasury Obligations,
3.00%-3.50%, 04/20/46-
11/20/46, fair value
$306,000,001	300,000,000	300,000,000
Merrill Lynch Pierce Fenner &
Smith, Inc., 0.52%, 2/1/17,
Purchased on 01/31/17, with
maturity value of
$150,002,167, collateralized
by U.S. Treasury
Obligations, 3.00%,
11/15/44, fair value
$153,000,005	150,000,000	150,000,000
Royal Bank of Canada, 0.52%,
2/1/17, Purchased on
01/31/17, with maturity value
of $250,003,611,
collateralized by U.S.
Treasury Obligations,
1.13%-2.50%, 08/31/20-
05/15/24, fair value
$255,000,086	250,000,000	250,000,000
RBS Securities, Inc., 0.53%,
2/1/17, Purchased on
01/31/17, with maturity value
of $400,005,888,
collateralized by U.S.
Treasury Obligations,
0.63%-2.63%, 04/15/17-
11/15/25, fair value
$408,003,287	400,000,000	400,000,000
Societe' Generale, 0.53%, 2/7/17,
Purchased on 01/31/17, with
maturity value of
$300,030,917, collateralized
by U.S. Treasury
Obligations, 0.00%-2.00%,
02/28/17-02/15/42, fair value
$306,000,041	300,000,000	300,000,000
Societe' Generale, 0.53%, 2/1/17,
Purchased on 01/31/17, with
maturity value of
$250,003,681, collateralized
by various U.S. Government
and Government Agency
Obligations, 0.00%-3.88%,
06/22/17-11/20/45, fair value
$255,000,019	250,000,000	250,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,900,000,000)		4,900,000,000

TOTAL INVESTMENT SECURITIES
(Cost $11,407,360,514) — 103.5%		11,407,360,514
Other Assets (Liabilities) - (3.5)%		(382,415,419)
NET ASSETS - 100%		$11,024,945,095
____________________
(a)	Variable rate security. The rate presented represents the rate in effect on January 31, 2017. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(b)	Discount note. Rate presented represents the effective yield at time of purchase.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Principal	Amortized
	Amount ($)	Cost ($)
U.S. Treasury Obligations — 103.3%
U.S. Treasury Bills — 50.1%
0.22%, 2/2/17(a)	94,500,000	94,498,820
0.45%, 2/9/17(a)	75,000,000	74,991,650
0.45%, 2/23/17(a)	45,000,000	44,986,938
0.46%, 3/2/17(a)	50,000,000	49,981,022
0.48%, 2/16/17(a)	175,000,000	174,962,480
0.48%, 3/16/17(a)	50,000,000	49,970,975
0.52%, 4/20/17(a)	121,000,000	120,860,980
0.54%, 5/25/17(a)	50,000,000	49,915,250
0.57%, 6/8/17(a)	100,000,000	99,796,095
		759,964,210
U.S. Treasury Notes — 53.2%
0.58%, 4/30/17(b)	185,000,000	185,015,679
0.58%, 7/31/17(b)	130,000,000	130,024,608
0.63%, 2/15/17	50,000,000	50,002,890
0.67%, 10/31/17(b)	125,000,000	125,090,421
0.70%, 4/30/18(b)	60,000,000	60,045,007
0.75%, 6/30/17	25,000,000	25,019,174
0.78%, 1/31/18(b)	25,000,000	25,010,341
0.88%, 2/28/17	25,000,000	25,007,517
0.88%, 4/15/17	130,000,000	130,082,418
0.88%, 4/30/17	25,000,000	25,016,489
1.88%, 8/31/17	25,000,000	25,176,001
		805,490,545
TOTAL U.S. TREASURY OBLIGATIONS (Cost
$1,565,454,755)		1,565,454,755

TOTAL INVESTMENT SECURITIES
(Cost $1,565,454,755) — 103.3%		1,565,454,755
Other Assets (Liabilities) - (3.3)%		(49,324,171)
NET ASSETS - 100%		$1,516,130,584
____________________
(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Variable rate security. The rate presented represents the rate in effect on January 31, 2017. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC AGGRESSIVE STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies— 4.3%
HSBC Emerging Markets Debt Fund,
Class I Shares	14,121	140,079
HSBC Emerging Markets Local Debt
Fund, Class I Shares	53,020	369,016
HSBC U.S. Government Money Market
Fund, Class I Shares, 0.30%(a)	76,277	76,277
TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $592,275)		585,372

Unaffiliated Investment Companies— 31.7%
Columbia High Yield Bond Fund, Class Z Shares	140,637	412,061
Vanguard 500 Index Fund, Admiral Shares	18,699	3,935,690
TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $3,795,293)		4,347,751

Exchange Traded Funds — 64.2%
iShares Core MSCI EAFE ETF	44,989	2,494,190
iShares Core MSCI Emerging Markets ETF	23,083	1,044,275
iShares Currency Hedged MSCI EAFE ETF	62,157	1,631,000
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	25,935	1,010,687
PowerShares FTSE RAFI U.S. 1000 Portfolio	19,087	1,915,953
SPDR Dow Jones Global Real Estate ETF	14,815	695,416

TOTAL EXCHANGE TRADED FUNDS (COST
$8,600,856)		8,791,521

TOTAL INVESTMENT SECURITIES - 100.2%
(COST $12,988,424)		13,724,644
Other Assets (Liabilities) - (0.2)%		(23,369)
NET ASSETS - 100%		$13,701,275
____________________
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC BALANCED STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies— 11.3%
HSBC Emerging Markets Debt Fund,
Class I Shares	162,106	1,608,093
HSBC Emerging Markets Local Debt
Fund, Class I Shares	256,476	1,785,077
HSBC U.S. Government Money
Market Fund, Class I Shares, 0.30%(a)	595,362	595,362
TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $4,231,749)		3,988,532

Unaffiliated Investment Companies— 35.4%
Columbia High Yield Bond Fund, Class Z Shares	1,381,875	4,048,894
Vanguard 500 Index Fund, Admiral Shares	39,899	8,397,969
TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $11,334,880)		12,446,863

Exchange Traded Funds — 53.3%
iShares Core MSCI EAFE ETF	96,419	5,345,469
iShares Core MSCI Emerging Markets ETF	49,633	2,245,397
iShares Currency Hedged MSCI EAFE ETF	132,201	3,468,954
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	51,960	2,024,881
PowerShares FTSE RAFI U.S. 1000 Portfolio	38,645	3,879,185
SPDR Barclays Intermediate Term
Corporate Bond ETF	80	2,725
SPDR Dow Jones Global Real Estate ETF	37,496	1,760,062

TOTAL EXCHANGE TRADED FUNDS (COST
$18,349,935)		18,726,673

TOTAL INVESTMENT SECURITIES - 100.0%
(COST $33,916,564)		35,162,068
Other Assets (Liabilities) - –%		8,411
NET ASSETS - 100%		$35,170,479
____________________
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC MODERATE STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies— 11.9%
HSBC Emerging Markets Debt Fund,
Class I Shares	158,320	1,570,535
HSBC Emerging Markets Local Debt
Fund, Class I Shares	277,307	1,930,046
HSBC U.S. Government Money
Market Fund, Class I Shares, 0.30%(a)	569,640	569,640

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $4,363,166)		4,070,221

Unaffiliated Investment Companies— 27.2%
Columbia High Yield Bond Fund, Class Z Shares	1,337,128	3,917,712
Vanguard 500 Index Fund, Admiral Shares	25,538	5,375,144

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $8,588,319)		9,292,856

Exchange Traded Funds — 61.7%
iShares 1-3 Year Treasury Bond ETF	3,939	333,003
iShares 3-7 Year Treasury Bond ETF	3,700	454,619
iShares 7-10 Year Treasury Bond ETF	1,237	129,947
iShares Core MSCI EAFE ETF	62,887	3,486,454
iShares Core MSCI Emerging Markets ETF	33,329	1,507,804
iShares Currency Hedged MSCI EAFE ETF	89,973	2,360,892
iShares iBoxx $ Investment Grade
Corporate Bond ETF	35,834	4,205,120
iShares Treasury Inflation Protected Securities ETF	946	108,014
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	32,366	1,261,303
PowerShares FTSE RAFI U.S. 1000 Portfolio	24,281	2,437,327
SPDR Barclays Intermediate Term
Corporate Bond ETF	88,864	3,026,708
SPDR Dow Jones Global Real Estate ETF	36,517	1,714,108

TOTAL EXCHANGE TRADED FUNDS (COST
$20,782,062)		21,025,299

TOTAL INVESTMENT SECURITIES - 100.8%
(COST $33,733,547)		34,388,376
Other Assets (Liabilities) - (0.8)%		(267,071)
NET ASSETS - 100%		$34,121,305
____________________
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC CONSERVATIVE STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies— 11.8%
HSBC Emerging Markets Debt Fund,
Class I Shares	64,496	639,801
HSBC Emerging Markets Local Debt
Fund, Class I Shares	113,526	790,138
HSBC U.S. Government Money Market
Fund, Class I Shares, 0.30%(a)	252,002	252,002

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $1,704,759)		1,681,941

Unaffiliated Investment Companies— 18.2%
Columbia High Yield Bond Fund, Class Z Shares	550,224	1,612,149
Vanguard 500 Index Fund, Admiral Shares	4,697	988,705

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $2,453,037)		2,600,854

Exchange Traded Funds — 69.9%
iShares 1-3 Year Treasury Bond ETF	9,228	780,135
iShares 20+ Year Treasury Bond ETF	2,450	294,245
iShares 3-7 Year Treasury Bond ETF	7,476	918,576
iShares 7-10 Year Treasury Bond ETF	2,591	272,185
iShares Core MSCI EAFE ETF	11,456	635,121
iShares Core MSCI Emerging Markets ETF	7,255	328,216
iShares Currency Hedged MSCI EAFE ETF	22,642	594,126
iShares iBoxx $ Investment Grade
Corporate Bond ETF	19,060	2,236,691
iShares Treasury Inflation Protected
Securities ETF	1,726	197,075
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	5,566	216,907
PowerShares FTSE RAFI U.S. 1000 Portfolio	4,234	425,009
SPDR Barclays Intermediate Term
Corporate Bond ETF	70,108	2,387,878

SPDR Dow Jones Global Real Estate ETF	14,993	703,771

TOTAL EXCHANGE TRADED FUNDS (COST
$9,988,399)		9,989,935

TOTAL INVESTMENT SECURITIES - 99.9%
(COST $14,146,195)		14,272,730
Other Assets (Liabilities) - 0.1%		9,136
NET ASSETS - 100%		$14,281,866
____________________
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC INCOME STRATEGY FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Shares	Value ($)
Affiliated Investment Companies— 9.0%
HSBC Emerging Markets Debt Fund,
Class I Shares	2,207	21,894
HSBC Emerging Markets Local Debt
Fund, Class I Shares	6,937	48,283
HSBC U.S. Government Money Market
Fund, Class I Shares, 0.30%(a)	9,077	9,077

TOTAL AFFILIATED INVESTMENT COMPANIES
(COST $79,896)		79,254

Unaffiliated Investment Companies— 16.6%
Columbia High Yield Bond Fund, Class Z Shares	33,487	98,116
Vanguard 500 Index Fund, Admiral Shares	227	47,817

TOTAL UNAFFILIATED INVESTMENT COMPANIES
(COST $139,624)		145,933

Exchange Traded Funds — 73.4%
iShares 1-3 Year Treasury Bond ETF	1,475	124,696
iShares 20+ Year Treasury Bond ETF	398	47,800
iShares 3-7 Year Treasury Bond ETF	1,217	149,532
iShares 7-10 Year Treasury Bond ETF	410	43,071
iShares Core MSCI EAFE ETF	583	32,321
iShares Core MSCI Emerging Markets ETF	371	16,784
iShares Currency Hedged MSCI EAFE ETF	944	24,771
iShares iBoxx $ Investment Grade
Corporate Bond ETF	492	57,736
iShares Treasury Inflation Protected
Securities ETF	264	30,144
PowerShares FTSE RAFI Developed
Markets ex-U.S. Portfolio	271	10,561
PowerShares FTSE RAFI U.S. 1000 Portfolio	205	20,578
SPDR Barclays Intermediate Term
Corporate Bond ETF	1,981	67,473
SPDR Dow Jones Global Real Estate ETF	378	17,743

TOTAL EXCHANGE TRADED FUNDS (COST
$642,133)		643,210

TOTAL INVESTMENT SECURITIES - 99.0%
(COST $861,653)		868,397
Other Assets (Liabilities) - 1.0%		9,079
NET ASSETS - 100%		$877,476
____________________
(a)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Principal
	Amount ($)	Value ($)
Yankee Dollars — 83.4%
Argentina — 6.1%
Republic of Argentina, 5.63%, 1/26/22 (a)	185,000	185,463
Republic of Argentina, 6.88%, 1/26/27 (a)	150,000	148,350
Republic of Argentina, Registered,
6.88%, 4/22/21	150,000	159,525
Republic of Argentina, Registered,
7.50%, 4/22/26	150,000	156,600
		649,938
Brazil — 7.9%
Caixa Economica Federal, Registered,
4.50%, 10/03/18	150,000	152,625
Federal Republic of Brazil, 7.13%,
1/20/37	206,000	226,084
Federal Republic of Brazil, 5.63%,
1/07/41	220,000	205,700
Petrobras Brasileiro SA, 6.85%,
6/05/15	50,000	41,883
Petrobras Global Finance BV, 6.25%,
3/17/24	130,000	131,246
Petrobras Global Finance BV, 8.75%,
5/23/26	15,000	16,913
Petrobras International Finance Co.,
5.38%, 1/27/21	32,000	32,240
Vale Overseas Ltd., 6.88%, 11/21/36	7,000	7,273
Vale Overseas Ltd., 6.88%, 11/10/39	14,000	14,403
Vale SA, 5.63%, 9/11/42	4,000	3,657
		832,024
Chile — 1.9%
CorpBanca SA, 3.13%, 1/15/18	200,000	201,180

China — 3.8%
CNOOC Finance (2014) ULC, 4.25%,
4/30/24	200,000	205,585
Sinopec Capital (2013) Ltd., 3.13%,
4/24/23	200,000	196,371
		401,956
Colombia — 2.2%
Republic of Colombia, 7.38%, 3/18/19	100,000	110,800
Republic of Colombia, 7.38%, 9/18/37	100,000	124,500
		235,300
Costa Rica — 1.8%
Costa Rica Government, Registered,
4.25%, 1/26/23	200,000	189,500

Croatia — 3.4%
Croatia, Registered, 6.25%, 4/27/17	200,000	201,923
Croatia, Registered, 6.75%, 11/05/19	150,000	163,275
		365,198
Dominican Republic — 3.1%
Dominican Republic, Registered,
7.50%, 5/06/21	200,000	220,000
Republic of Dominican, 6.88%, 1/29/26	100,000	106,711
		326,711
El Salvador — 0.6%
Republic of El Salvador, Registered,
7.75%, 1/24/23	60,000	59,850

Hungary — 3.2%
Republic of Hungary, 6.38%, 3/29/21	100,000	111,966
Republic of Hungary, 5.38%, 2/21/23	210,000	228,959
		340,925
India — 1.0%
ICICI Bank, Ltd., Registered, 5.75%,
11/16/20	100,000	109,855

Indonesia — 7.7%
Republic of Indonesia, 5.88%, 3/13/20	200,000	218,991
Republic of Indonesia, Registered,
6.88%, 1/17/18	200,000	209,682
Republic of Indonesia, Registered,
8.50%, 10/12/35	100,000	138,813
Republic of Indonesia, Registered,
6.63%, 2/17/37	100,000	118,049
Republic of Indonesia, Registered,
7.75%, 1/17/38	100,000	132,525
		818,060
Kazakhstan — 4.1%
Kazmunaygas National Co., 9.13%,
7/02/18	200,000	216,800
Republic of Kazakhstan, Registered,
5.13%, 7/21/25	200,000	214,670
		431,470
Lithuania — 1.1%
Republic of Lithuania, Registered,
7.38%, 2/11/20	100,000	113,900

Mexico — 10.5%
Petroleos Mexicanos, 6.38%, 2/04/21	27,000	28,868
Petroleos Mexicanos, 3.50%, 1/30/23	100,000	92,500
Petroleos Mexicanos, 4.50%, 1/23/26	191,000	173,503
Petroleos Mexicanos, 6.50%, 3/13/27 (a)	76,000	78,231
Petroleos Mexicanos, 6.63%, 6/15/35	220,000	214,033
United Mexican States, 4.00%,
10/02/23	72,000	72,540
United Mexican States, 6.05%,
1/11/40	80,000	87,600
United Mexican States, Series M,
4.75%, 3/08/44	148,000	135,642
United Mexican States, 5.55%,
1/21/45	209,000	214,330
		1,097,247
Panama — 2.5%
Republic of Panama, 4.00%, 9/22/24,
Callable 6/22/24 @ 100 (b)	200,000	206,500
Republic of Panama, 9.38%, 4/01/29	8,000	11,460
Republic of Panama, 6.70%, 1/26/36	41,000	50,738
		268,698
Peru — 0.8%
Republic of Peru, 6.55%, 3/14/37	65,000	82,778

Philippines — 1.6%
Republic of Philippines, 7.75%,
1/14/31	120,000	169,913

Poland — 1.7%
Republic of Poland, 5.00%, 3/23/22	100,000	109,020
Republic of Poland, 4.00%, 1/22/24	65,000	67,080
		176,100
Romania — 0.8%
Republic of Romania, 6.13%, 1/22/44	50,000	58,999
Romania, Registered, 6.75%, 2/07/22	4,000	4,570

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Romania, continued
Romania, Registered, 4.88%, 1/22/24	20,000	21,266
		84,835
Russian Federation — 2.0%
Russian Federation, Registered,
4.88%, 9/16/23	200,000	211,820

Sri Lanka — 1.9%
Republic of Sri Lanka, Registered,
6.00%, 1/14/19	200,000	206,156

Turkey — 9.3%
Republic of Turkey, 7.00%, 6/05/20	214,000	230,691
Republic of Turkey, 6.25%, 9/26/22	200,000	209,162
Republic of Turkey, 7.38%, 2/05/25	59,000	65,025
Republic of Turkey, 4.88%, 10/09/26	200,000	186,376
Republic of Turkey, 8.00%, 2/14/34	96,000	110,160
Republic of Turkey, 6.00%, 1/14/41	200,000	186,766
		988,180
Uruguay — 1.2%
Republic of Uruguay, PIK, 7.88%,
1/15/33	60,000	76,833
Republica Oriental del Uruguay,
4.50%, 8/14/24	10,000	10,575
Republica Oriental del Uruguay,
5.10%, 6/18/50	43,000	40,313
		127,721
Venezuela — 3.2%
Bolivarian Republic of Venezuela,
9.25%, 5/07/28	176,000	84,480
Petroleos de Venezuela SA, 9.00%,
11/17/21	100,000	57,200
Petroleos de Venezuela SA, 5.50%,
4/12/37	93,800	35,644
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24	155,771	62,853
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	32,000	12,149
Republic of Venezuela, 7.00%,
12/01/18	24,000	17,585
Republic of Venezuela, 7.75%,
10/13/19	35,000	21,175
Republic of Venezuela, Registered,
6.00%, 12/09/20	100,000	52,500
		343,586
TOTAL YANKEE DOLLARS
(COST $8,883,656)		8,832,901

Corporate Bonds — 0.9%

United States — 0.9%
Southern Copper Corp., 5.25%,
11/8/42	25,000	23,715
Southern Copper Corp., 5.88%,
4/23/45	75,000	76,437
		100,152
TOTAL CORPORATE BONDS
(COST $96,717)		100,152

U.S. Treasury Obligations — 4.6%
U.S. Treasury Bond — 0.5%
2.88%, 11/15/46	50,000	48,277

U.S. Treasury Note — 4.1%
1.50%, 8/15/26	336,000	308,910
2.00%, 11/15/26	141,000	135,487
		444,397
TOTAL U.S. TREASURY OBLIGATIONS
(COST $517,730)		492,674

	Shares
Investment Companies — 10.4%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.32%(c)	1,098,122	1,098,122

TOTAL INVESTMENT COMPANIES
(COST $1,098,122)		1,098,122

TOTAL INVESTMENT SECURITIES
(COST $10,596,225) — 99.3%		10,523,849
Other Assets (Liabilities) - 0.7%		72,244
NET ASSETS - 100%		$10,596,093
____________________
(a)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.
MTN	Medium Term Note
ULC	Unlimited Liability Co.
PIK	Payment-in-Kind

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	63.8
Oil, Gas & Consumable Fuels	14.9
Investment Companies	10.4
U.S. Treasury Obligation	4.8
Banks	4.3
Metals & Mining	1.1
Total	99.3

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

Credit Default Swap Agreements - Buy Protection(a)

At January 31, 2017, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	January 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2017 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.21	35,000	1.00	1,710	3,432	(1,722)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.21	79,000	1.00	3,860	7,871	(4,011)
Federative Republic of Brazil	Bank Of America	6/20/21	2.21	125,000	1.00	6,107	8,771	(2,664)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.21	120,000	1.00	5,863	13,471	(7,608)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.21	120,000	1.00	5,863	13,094	(7,231)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.21	100,000	1.00	4,886	10,295	(5,409)
Federative Republic of Brazil	Barclays Bank PLC	12/20/21	2.44	7,000	1.00	449	590	(141)
Federative Republic of Brazil	Barclays Bank PLC	12/20/21	2.44	24,000	1.00	1,540	2,027	(487)
Federative Republic of Brazil	Barclays Bank PLC	12/20/21	2.44	54,000	1.00	3,465	4,409	(944)
Federative Republic of Brazil	Barclays Bank PLC	12/20/21	2.44	16,000	1.00	1,027	1,320	(293)
Republic of Brazil	Barclays Bank PLC	6/20/21	2.21	240,000	1.00	11,726	29,085	(17,359)
Republic of Colombia	Barclays Bank PLC	12/20/21	1.54	110,000	1.00	2,565	3,534	(969)
	JPMorgan Chase
Republic of Panama	Bank N.A.	12/20/20	1.12	250,000	1.00	102	7,223	(7,121)
Republic of Turkey	Barclays Bank PLC	12/20/21	2.62	180,000	1.00	12,897	13,194	(297)
United Mexican States	Credit Suisse	12/20/21	1.64	210,000	1.00	6,102	5,656	446
						68,162	123,972	(55,810)

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2017, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	January 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2017 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX Emerging Markets Index,
Series 25	Credit Suisse	6/20/21	2.40	1,590,000	1.00	(87,144)	(98,103)	10,959
CDX Emerging Markets Index,
Series 26	Barclays Bank PLC	12/20/21	2.37	390,000	1.00	(22,934)	(30,225)	7,291
CDX Emerging Markets Index,
Series 26	Barclays Bank PLC	12/20/21	2.37	110,000	1.00	(6,469)	(8,195)	1,726
Republic of Colombia	Barclays Bank PLC	6/20/21	1.40	100,000	1.00	(1,427)	(4,440)	3,013
Republic of Indonesia	Barclays Bank PLC	6/20/21	1.37	100,000	1.00	(1,377)	(2,534)	1,157
Republic of Panama	Barclays Bank PLC	12/20/20	1.12	125,000	1.00	(51)	(4,644)	4,593
Republic of Peru	Credit Suisse	9/20/20	0.84	125,000	1.00	1,104	(2,370)	3,474
Republic of Peru	Bank Of America	6/20/21	1.03	40,000	1.00	78	(906)	984
						(118,220)	(151,417)	33,197
____________________
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

At January 31, 2017, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Credit Suisse	4/4/17	174,800	50,000	54,615	(4,615)
Brazilian Real	UBS AG	4/4/17	174,540	50,000	54,533	(4,533)
Colombian Peso	Bank of America	2/24/17	23,776,000	8,000	8,110	(110)
Colombian Peso	JP Morgan Chase	2/24/17	312,048,141	105,421	106,436	(1,015)
Colombian Peso	Morgan Stanley	2/24/17	279,133,000	94,000	95,209	(1,209)
Colombian Peso	UBS AG	2/24/17	599,969,000	200,000	204,642	(4,642)
Korean Won	Standard Chartered Bank	2/8/17	4,300,650	3,931	3,701	230
Mexican Peso	Bank of America	3/7/17	2,363,238	110,000	112,820	(2,820)
Mexican Peso	Credit Suisse	3/7/17	1,881,562	91,000	89,825	1,175
South African Rand	Standard Chartered Bank	3/17/17	1,486	106	110	(4)
Turkish Lira	Goldman Sachs	2/22/17	320,159	84,000	84,440	(440)
Turkish Lira	UBS AG	2/22/17	343,983	109,000	90,723	18,277
				905,458	905,164	294

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Standard Chartered Bank	4/4/17	352,825	104,402	110,237	5,835
Colombian Peso	Barclays Bank PLC	2/24/17	313,538,000	100,000	106,944	6,944
Colombian Peso	Credit Suisse	2/24/17	227,100,000	75,000	77,461	2,461
Colombian Peso	JP Morgan Chase	2/24/17	674,288,141	225,364	229,992	4,628
Colombian Peso	JP Morgan Chase	5/24/17	312,048,141	104,006	104,974	968
Mexican Peso	Barclays Bank PLC	3/7/17	528,329	24,000	25,222	1,222
Mexican Peso	Morgan Stanley	3/7/17	948,161	43,000	45,265	2,265
Mexican Peso	Standard Chartered Bank	3/7/17	947,301	43,000	45,224	2,224
Mexican Peso	UBS AG	3/7/17	4,157,372	220,796	198,472	(22,324)
Turkish Lira	Barclays Bank PLC	2/22/17	357,912	100,000	94,397	(5,603)
Turkish Lira	Credit Suisse	2/22/17	308,998	95,000	81,496	(13,504)
Turkish Lira	Morgan Stanley	2/22/17	124,376	36,000	32,803	(3,197)
Turkish Lira	Standard Chartered Bank	2/22/17	114,035	33,000	30,076	(2,924)
Turkish Lira	UBS AG	2/22/17	156,640	50,000	41,313	(8,687)
				1,253,568	1,223,876	(29,692)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds — 68.7%
Brazil — 3.4%
Letra Tesouro Nacional,
Series LTN, 11.12%,
7/01/17 (a)	150,000	45,488
Nota do Tesouro Nacional,
0.22%, 1/01/21	2,400,000	755,095
Nota Do Tesouro Nacional,
Series NTNF, 0.43%,
1/01/27	700,000	212,891
		1,013,474
Colombia — 5.8%
Titulos de Tesoreria Bond,
Series B, 11.00%,
7/24/20	900,000,000.000001	350,706
Titulos de Tesoreria Bond,
Series B, 10.00%,
7/24/24	2,333,400,000	952,205
Titulos de Tesoreria Bond,
7.50%, 8/26/26	400,000,000.000001	142,996
Titulos de Tesoreria Bond,
Series B, 6.00%,
4/28/28	860,000,000.000001	272,414
		1,718,321
Hungary — 1.5%
Hungary Government Bond,
Series 25/B, 5.50%,
6/24/25	106,000,000.000001	432,287

Indonesia — 11.8%
Indonesia Government,
Series FR60, 6.25%,
4/15/17	4,240,000,000	317,778
Indonesia Government,
Series FR69, 7.88%,
4/15/19	4,300,000,000	328,266
Indonesia Government,
Series FR53, 8.25%,
7/15/21	2,830,000,000	218,165
Indonesia Government,
Series FR70, 8.38%,
3/15/24	3,772,000,000	293,186
Indonesia Government,
Series FR40, 11.00%,
9/15/25	2,000,000,000	180,144
Indonesia Government,
Series FR56, 8.38%,
9/15/26	25,773,000,000	2,024,924
Indonesia Government,
8.75%, 5/15/31	1,300,000,000	102,409
		3,464,872
Malaysia — 4.5%
Malaysia Government,
Series 0515, 3.76%,
3/15/19	1,080,000	246,112
Malaysia Government,
Series 0316, 3.90%,
11/30/26	200,000	44,226
Malaysia Government,
Series 0415, 4.25%,
5/31/35	1,360,000	291,866
Malaysian Government,
Series 0315, 3.66%,
10/15/20	950,000	215,195
Malaysian Government,
Series 0115, 3.96%,
9/15/25	2,340,000	520,560
		1,317,959
Mexico — 8.9%
Mexican Bonos Desarrollo,
Series M10, 8.50%,
12/13/18 (b)	24,200,000	1,195,547
Mexican Bonos Desarrollo,
Series M, 6.50%,
6/10/21 (b)	3,760,000	176,350
Mexican Bonos Desarrollo,
Series M, 5.75%,
3/05/26 (b)	17,920,000	764,855
Mexican Bonos Desarrollo,
Series M20, 7.50%,
6/03/27 (b)	10,100,000	481,589
		2,618,341
Peru — 1.1%
Republic of Peru, Registered,
7.84%, 8/12/20	479,000	159,995
Republic of Peru, Registered,
6.35%, 8/12/28	500,000	154,168
		314,163
Philippines — 0.7%
Republic of Philippines,
3.90%, 11/26/22	10,000,000	193,690

Poland — 7.5%
Poland Government Bond,
Series 0719, 3.25%,
7/25/19	808,000	206,512
Poland Government Bond,
Series 1020, 5.25%,
10/25/20	250,000	68,037
Poland Government Bond,
Series 0421, 2.00%,
4/25/21	2,850,000	686,974
Poland Government Bond,
Series 1021, 5.75%,
10/25/21	475,000	132,937
Poland Government Bond,
Series 0922, 5.75%,
9/23/22	2,000,000	562,634
Poland Government Bond,
Series 0725, 3.25%,
7/25/25	650,000	157,289
Poland Government Bond,
Series 0726, 2.50%,
7/25/26	1,800,000	404,602
		2,218,985
Romania — 2.8%
Romania Government Bond,
6.75%, 6/11/17	200,000	49,066
Romania Government Bond,
Series 5Y, 5.90%,
7/26/17	650,000	159,990
Romania Government Bond,
Series 5Y, 3.25%,
3/22/21	1,500,000	366,956
Romania Government Bond,
Series 10Y, 5.95%,
6/11/21	420,000	113,768

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount †	Value ($)
Foreign Bonds, continued
Romania, continued
Romania Government Bond,
Series 10Y, 4.75%,
2/24/25	210,000	53,822
Romania Government Bond,
Series 15Y, 5.80%,
7/26/27	300,000	82,110
		825,712
Russian Federation — 3.3%
Russia Government Bond,
Series 6208, 7.50%,
2/27/19 (b)	28,000,000	462,194
Russia Government Bond,
Series 6215, 7.00%,
8/16/23 (b)	22,600,000	358,971
Russia Government Bond,
Series 6207, 8.15%,
2/03/27 (b)	8,000,000	134,656
		955,821
South Africa — 3.3%
Republic of South Africa,
Series R204, 8.00%,
12/21/18	2,600,000	193,752
Republic of South Africa,
Series 2023, 7.75%,
2/28/23	6,000,000	431,428
Republic of South Africa,
Series R209, 6.25%,
3/31/36	6,647,000	354,656
		979,836
Thailand — 4.6%
Thailand Government Bond,
1.88%, 6/17/22	12,700,000	353,298
Thailand Government Bond,
3.85%, 12/12/25	20,686,000	638,968
Thailand Government Bond,
2.13%, 12/17/26	720,000	19,329
Thailand Government Bond,
4.88%, 6/22/29	10,500,000	352,469
		1,364,064
Turkey — 9.5%
Turkey Government Bond,
8.80%, 11/14/18 (b)	1,100,000	281,834
Turkey Government Bond,
10.70%, 2/17/21 (b)	4,090,000	1,081,541
Turkey Government Bond,
9.50%, 1/12/22 (b)	1,490,000	376,422
Turkey Government Bond,
8.80%, 9/27/23 (b)	2,400,000	577,991
Turkey Government Bond,
8.00%, 3/12/25 (b)	1,700,000	384,611
Turkey Government Bond,
10.60%, 2/11/26 (b)	354,692	93,558
		2,795,957

TOTAL FOREIGN BONDS
(COST $22,026,068)		20,213,482

	Shares
Investment Companies — 28.0%
Northern Institutional
Government Assets
Portfolio, Institutional
Shares, 0.32%(c)	8,227,020	8,227,020

TOTAL INVESTMENT COMPANIES
(COST $8,227,020)		8,227,020
TOTAL INVESTMENT SECURITIES
(COST $30,253,088) — 96.7%		28,440,502
Other Assets (Liabilities) - 3.3%		968,580
NET ASSETS - 100%		$29,409,082
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of January 31, 2017.
(b)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2017. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	68.7
Investment Companies	28.0
Total	96.7

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

Interest Rate Swap Agreements

At January 31, 2017, the Fund's open interest rate swap agreements were as follows:

Pay/								Unrealized
Receive					Notional			Appreciation/
Floating		Fixed	Expiration		Amount	Notional		(Depreciation
Rate	Floating Rate Index	Rate (%)	Date	Counterparty	(Local)	Amount ($)	Value ($)	($)
	3-Month ZAR-JIBAR-			Standard Chartered	20,000,000
Pay	SAFEX	5.98	1/24/18	Bank	ZAR	1,486,094	(20,153)	(20,153)
	3-Month MYR-KLIBOR-			Standard Chartered	1,500,000
Pay	BRM	3.24	5/3/18	Bank	MYR	338,753	(1,179)	(1,179)
	3-Month ZAR-JIBAR-				8,600,000
Pay	SAFEX	7.47	9/20/18	Barclays Bank PLC	ZAR	639,020	91	91
	1-Month MXN-TIIE-			JP Morgan Chase Bank	24,000,000
Pay	Banxico	5.35	5/7/19	N.A.	MXN	1,151,129	(46,978)	(46,978)
Pay	1-Year BRL CDI	10.89	1/4/21	Credit Suisse	1,623,798 BRL	515,393	1,902	1,902
Pay	1-Year BRL CDI	12.49	1/4/21	Credit Suisse	3,465,951 BRL	1,100,092	42,095	42,095
	1-Month MXN-TIIE-			Standard Chartered	7,100,000
Pay	Banxico	5.24	4/14/21	Bank	MXN	340,542	(27,393)	(27,393)
	1-Month MXN-TIIE-				15,500,000
Pay	Banxico	5.80	7/14/21	Barclays Bank PLC	MXN	743,437	(47,097)	(47,097)
	1-Month MXN-TIIE-			Standard Chartered	8,000,000
Pay	Banxico	5.87	7/19/21	Bank	MXN	383,710	(23,352)	(23,352)
	1-Month MXN-TIIE-				5,100,000
Pay	Banxico	5.86	7/26/21	Credit Suisse	MXN	244,615	(15,044)	(15,044)
	3-Month ZAR-JIBAR-				13,500,000
Pay	SAFEX	8.18	1/23/27	Barclays Bank PLC	ZAR	1,003,113	(3,919)	(3,919)
							(141,027)	(141,027)

BRL	Brazilian Real
MYR	Malaysian Ringgit
MXN	Mexican Peso
ZAR	South African Rand

At January 31, 2017, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	4/4/17	1,003,019	280,000	313,383	(33,383)
Brazilian Real	Goldman Sachs	4/4/17	323,146	96,000	100,963	(4,963)
Brazilian Real	UBS AG	4/4/17	345,199	105,000	107,854	(2,854)
Chilean Peso	Credit Suisse	3/3/17	177,946,730	271,000	273,872	(2,872)
Chilean Peso	JP Morgan Chase	3/3/17	167,209,785	249,099	257,348	(8,249)
Chilean Peso	Standard Chartered Bank	6/5/17	160,420,915	246,120	245,431	689
Colombian Peso	Barclays Bank PLC	2/24/17	400,745,000	125,000	136,689	(11,689)
Colombian Peso	JP Morgan Chase	2/24/17	1,103,318,761	370,080	376,329	(6,249)
Colombian Peso	UBS AG	2/24/17	1,007,177,500	335,000	343,536	(8,536)
Colombian Peso	UBS AG	2/24/17	597,108,000	204,000	203,666	334
European Euro	UBS AG	3/15/17	11,965	13,364	12,938	426
Indian Rupee	Standard Chartered Bank	2/17/17	4,845,040	71,000	71,274	(274)
Indian Rupee	UBS AG	2/17/17	39,077,427	570,000	574,861	(4,861)
Indonesian Rupiah	Barclays Bank PLC	6/7/17	3,441,244,000	250,000	254,621	(4,621)
Indonesian Rupiah	Goldman Sachs	6/7/17	208,581,291	15,000	15,433	(433)
Indonesian Rupiah	JP Morgan Chase	6/7/17	3,961,728,000	288,000	293,132	(5,132)
Indonesian Rupiah	UBS AG	6/7/17	10,193,476,906	730,834	754,226	(23,392)
Israeli Shekel	JP Morgan Chase	4/19/17	993,217	260,000	264,230	(4,230)
Israeli Shekel	UBS AG	4/19/17	992,720	259,535	264,097	(4,562)
Korean Won	Standard Chartered Bank	2/8/17	561,445,684	500,422	483,216	17,206
Korean Won	Standard Chartered Bank	2/8/17	286,815,375	245,000	246,852	(1,852)
Malaysian Ringgit	Barclays Bank PLC	2/15/17	2,134,335	490,000	481,661	8,339
Malaysian Ringgit	Credit Suisse	2/15/17	4,690,875	1,050,588	1,058,602	(8,014)
Malaysian Ringgit	JP Morgan Chase	2/15/17	1,118,660	255,000	252,451	2,549
Malaysian Ringgit	JP Morgan Chase	2/15/17	894,200	200,000	201,796	(1,796)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Malaysian Ringgit	UBS AG	2/15/17	203,085	45,000	45,831	(831)
Mexican Peso	Barclays Bank PLC	3/7/17	4,285,148	200,000	204,572	(4,572)
Mexican Peso	Goldman Sachs	3/7/17	5,500,000	263,947	262,569	1,378
Mexican Peso	JP Morgan Chase	3/7/17	16,945,477	813,452	808,973	4,479
Mexican Peso	JP Morgan Chase	3/7/17	7,888,000	372,192	376,571	(4,379)
Mexican Peso	Standard Chartered Bank	3/7/17	5,400,000	259,712	257,795	1,917
Mexican Peso	UBS AG	3/7/17	4,456,000	203,243	212,728	(9,485)
Peruvian Nuevo	JP Morgan Chase	2/23/17	758,523	225,751	231,468	(5,717)
Peruvian Nuevo	UBS AG	2/23/17	509,717	150,000	155,543	(5,543)
Phillipine Peso	JP Morgan Chase	3/20/17	10,014,400	200,000	200,996	(996)
Phillipine Peso	UBS AG	3/20/17	12,227,950	245,000	245,423	(423)
Romanian Leu	JP Morgan Chase	3/17/17	370,326	85,500	89,048	(3,548)
Singapore Dollar	Standard Chartered Bank	4/25/17	378,505	263,454	268,894	(5,440)
South African Rand	Goldman Sachs	3/17/17	3,235,734	230,000	238,560	(8,560)
South African Rand	UBS AG	3/17/17	4,342,139	317,000	320,132	(3,132)
Taiwanese Dollar	JP Morgan Chase	2/10/17	9,709,396	304,000	309,888	(5,888)
Taiwanese Dollar	Standard Chartered Bank	2/10/17	7,012,125	225,000	223,801	1,199
Taiwanese Dollar	Standard Chartered Bank	2/10/17	7,971,250	250,000	254,412	(4,412)
Taiwanese Dollar	Barclays Bank PLC	5/12/17	2,482,640	80,000	79,495	505
Taiwanese Dollar	Standard Chartered Bank	5/12/17	24,692,771	773,462	790,674	(17,212)
Thai Baht	Standard Chartered Bank	3/15/17	4,984,826	140,000	141,563	(1,563)
Turkish Lira	Credit Suisse	2/22/17	473,273	149,000	124,823	24,177
Turkish Lira	JP Morgan Chase	2/22/17	500,000	138,224	131,872	6,352
Turkish Lira	Standard Chartered Bank	2/22/17	1,270,000	367,768	334,955	32,813
Turkish Lira	UBS AG	2/22/17	3,515,574	1,068,787	927,211	141,576
				14,850,534	14,826,258	24,276

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	4/4/17	927,211	290,000	289,698	(302)
Brazilian Real	Barclays Bank PLC	4/4/17	421,206	121,000	131,601	10,601
Brazilian Real	Standard Chartered Bank	4/4/17	6,990,577	2,068,524	2,184,132	115,608
Chilean Peso	JP Morgan Chase	3/3/17	184,735,600	280,000	284,321	4,321
Chilean Peso	Standard Chartered Bank	3/3/17	160,420,915	247,678	246,899	(779)
Colombian Peso	Barclays Bank PLC	2/24/17	845,189,280	276,000	288,284	12,284
Colombian Peso	JP Morgan Chase	2/24/17	1,424,287,061	476,103	485,807	9,704
Colombian Peso	UBS AG	2/24/17	838,872,920	274,000	286,129	12,129
Colombian Peso	Barclays Bank PLC	5/24/17	653,290,000	220,000	219,768	(232)
Colombian Peso	JP Morgan Chase	5/24/17	1,143,933,461	381,781	384,822	3,041
Hungarian Forint	Barclays Bank PLC	4/27/17	37,226,176	130,000	130,089	89
Hungarian Forint	UBS AG	4/27/17	272,391,638	950,043	951,888	1,845
Indian Rupee	JP Morgan Chase	2/17/17	43,947,908	643,815	646,510	2,695
Indonesian Rupiah	Barclays Bank PLC	6/7/17	1,203,175,000	85,000	89,024	4,024
Israeli Shekel	Standard Chartered Bank	4/19/17	1,954,195	516,000	519,882	3,882
Korean Won	JP Morgan Chase	2/8/17	242,305,000	215,000	208,543	(6,457)
Korean Won	Standard Chartered Bank	2/8/17	606,356,610	516,000	521,869	5,869
Malaysian Ringgit	Barclays Bank PLC	2/15/17	500,000	118,641	112,836	(5,805)
Malaysian Ringgit	JP Morgan Chase	2/15/17	3,764,715	896,000	849,593	(46,407)
Malaysian Ringgit	Standard Chartered Bank	2/15/17	4,310,240	1,036,489	972,703	(63,786)
Malaysian Ringgit	UBS AG	2/15/17	466,200	105,000	105,209	209
Malaysian Ringgit	Credit Suisse	5/17/17	4,690,875	1,045,320	1,054,492	9,172
Mexican Peso	Barclays Bank PLC	3/7/17	1,100,000	53,342	52,514	(828)
Mexican Peso	Barclays Bank PLC	3/7/17	6,225,046	297,000	297,182	182
Mexican Peso	Goldman Sachs	3/7/17	3,429,290	160,000	163,713	3,713
Mexican Peso	Standard Chartered Bank	3/7/17	5,319,354	242,000	253,945	11,945
Mexican Peso	UBS AG	3/7/17	36,012,553	1,912,611	1,719,230	(193,381)
Mexican Peso	UBS AG	3/7/17	5,715,094	261,920	272,837	10,917
Mexican Peso	Goldman Sachs	3/15/17	2,400,649	127,000	114,464	(12,536)
Peruvian Nuevo	UBS AG	2/23/17	1,268,240	372,805	387,012	14,207
Peruvian Nuevo	JP Morgan Chase	5/23/17	758,523	223,522	229,358	5,836
Phillipine Peso	Goldman Sachs	3/20/17	13,114,400	260,000	263,215	3,215
Phillipine Peso	UBS AG	3/20/17	4,406,251	88,090	88,436	346
Polish Zloty	Barclays Bank PLC	4/27/17	1,042,092	260,000	260,052	52
Polish Zloty	JP Morgan Chase	4/27/17	1,749,546	421,596	436,595	14,999

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EMERGING MARKETS LOCAL DEBT FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Romanian Leu	Barclays Bank PLC	3/17/17	187,951	46,247	45,194	(1,053)
Romanian Leu	JP Morgan Chase	3/17/17	272,004	63,000	65,405	2,405
Russian Ruble	JP Morgan Chase	4/13/17	9,788,118	160,000	160,465	465
Russian Ruble	Standard Chartered Bank	4/13/17	36,485,247	542,451	598,135	55,684
South African Rand	Goldman Sachs	3/17/17	1,889,019	132,000	139,271	7,271
South African Rand	JP Morgan Chase	3/17/17	17,060,516	1,249,237	1,257,818	8,581
South African Rand	Standard Chartered Bank	3/17/17	7,669,662	543,312	565,460	22,148
South African Rand	UBS AG	3/17/17	3,629,340	270,000	267,580	(2,420)
Taiwanese Dollar	Standard Chartered Bank	2/10/17	24,692,771	772,615	788,101	15,486
Thai Baht	Standard Chartered Bank	3/15/17	4,291,140	119,000	121,863	2,863
Thai Baht	Standard Chartered Bank	3/15/17	30,142,908	860,279	856,022	(4,257)
Turkish Lira	Barclays Bank PLC	2/22/17	986,862	260,000	260,279	279
Turkish Lira	Barclays Bank PLC	2/22/17	254,141	80,000	67,028	(12,972)
Turkish Lira	Credit Suisse	2/22/17	1,134,423	351,000	299,197	(51,803)
Turkish Lira	Goldman Sachs	2/22/17	446,704	130,000	117,815	(12,185)
Turkish Lira	Morgan Stanley	2/22/17	376,584	109,000	99,322	(9,678)
Turkish Lira	Standard Chartered Bank	2/22/17	1,324,218	374,000	349,254	(24,746)
Turkish Lira	UBS AG	2/22/17	1,723,110	557,676	454,459	(103,217)
				22,192,097	22,015,320	(176,777)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks — 90.2%
Argentina — 8.5%
Banco Macro SA, ADR	20,660	1,552,392
Grupo Financiero Galicia SA, ADR	54,260	1,685,858
YPF Sociedad Anonima, ADR	12,858	278,633
		3,516,883
Australia — 0.4%
Donaco International Ltd.	675,146	184,283

Bangladesh — 1.0%
Square Pharmaceuticals Ltd.	126,481	414,010

Cambodia — 1.2%
NagaCorp Ltd.	864,000	507,796

Colombia — 5.5%
Banco Davivienda SA	149,848	1,614,348
Cemex Latam Holdings SA(a)	175,936	690,441
		2,304,789
Croatia — 1.9%
Hrvatski Telekom dd	11,982	300,641
Ledo dd	340	500,441
		801,082
Egypt — 4.8%
Centamin PLC	666,704	1,314,892
Commercial International Bank,
Registered, GDR	169,538	673,914
		1,988,806
Georgia — 2.4%
Bank of Georgia Holdings PLC	27,117	1,009,588

Kazakhstan — 1.4%
Halyk Savings Bank of Kazakhstan
JSC, Registered, GDR(a)	101,348	592,886

Kenya — 2.0%
Safaricom Ltd.	4,633,200	826,559

Kuwait — 7.1%
Kuwait Projects Co. (Holding) KSC	230,733	423,919
Mabanee Co. SAKC	147,898	431,854
Mobile Telecommunications Co.	547,123	888,536
National Bank of Kuwait SAK	501,128	1,200,209
		2,944,518
Morocco — 3.1%
Attijariwafa Bank	30,610	1,288,351

Nigeria — 4.4%
Dangote Cement PLC	1,177,258	640,212
Diamond Bank PLC(a)	17,758,406	54,686
Guaranty Trust Bank PLC	5,002,588	388,408
Nestle Foods Nigeria PLC	48,428	115,339
Nigerian Breweries PLC	696,476	318,976
Zenith Bank PLC	6,091,707	313,316
		1,830,937
Oman — 2.3%
Bank Muscat SAOG	518,757	622,832
Ooredoo	215,041	348,715
		971,547
Pakistan — 12.1%
D.G. Khan Cement Co. Ltd.	449,900	987,737
Engro Corp. Ltd.	349,097	1,119,956
Engro Fertilizers Ltd.	271,830	184,817
Lucky Cement Ltd.	76,400	609,647
Searle Co. Ltd.	61,246	401,594
The Hub Power Co. Ltd.	538,392	710,885
United Bank Ltd.	437,100	981,702
		4,996,338
Peru — 3.9%
Credicorp Ltd.	10,000	1,636,800

Philippines — 6.2%
First Gen Corp.	1,166,900	525,293
Puregold Price Club, Inc.	952,900	827,277
Robinsons Land Corp.	1,036,600	522,883
Vista Land & Lifescapes, Inc.	7,059,500	719,285
		2,594,738
Qatar — 3.4%
Industries Qatar QSC	100	3,145
Qatar Electricity & Water Co.	12,102	768,175
Qatar National Bank	14,489	647,484
		1,418,804
Romania — 4.9%
BRD-Groupe Societe Generale	94,728	261,218
Electrica SA	162,576	551,410
SIF 5 Oltenia Craiova	1,867,830	728,629
Societatea Nationala de Gaze	72,742	479,635
		2,020,892
Sri Lanka — 1.9%
John Keells Holdings PLC	840,181	783,647

United Arab Emirates — 10.1%
DP World Ltd.	58,408	1,103,911
Emaar Properties PJSC	569,717	1,152,651
Emirates NBD PJSC	243,803	558,986
Gulf Marine Services PLC	85,654	72,991
NMC Health PLC	61,487	1,261,388
		4,149,927
United Kingdom — 1.7%
TBC Bank Group PLC(a)	38,214	717,137

TOTAL COMMON STOCKS
(COST $36,128,539)		37,500,318

Convertible Corporate Bonds — 0.4%
Oman — 0.4%
Bank Muscat SAOG, 0.35%, 3/19/18	383,981	97,792
Bank Muscat SAOG, 0.45%, 3/20/17	270,600	76,651
		174,443
TOTAL CONVERTIBLE CORPORATE BONDS
(COST $592,105)		174,443

	Shares
Participatory Notes — 8.5%
Saudi Arabia — 0.7%
Al Tayyar Travel Group Holding Co.
(Merrill Lynch International & Co.),
5/24/18, (Merrill Lynch International &
Co.)(a)	27,893	275,582

United Arab Emirates — 3.8%
Aramex PJSC (Merrill Lynch
International & Co.), 3/14/19, (Merrill
Lynch International & Co.)	1,336,593	1,594,128

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC FRONTIER MARKETS FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Shares	Value ($)
Participatory Notes, continued
Vietnam — 4.0%
PetroVietnam Drilling & Well Services
(JPMorgan Chase), 8/24/21(a)	289,038	268,694
Vietnam Dairy Products JSC, 2/22/18,
(JPMorgan Chase)	159,271	909,516
Vietnam Dairy Products JSC, 1/20/17,
(Citigroup Global Markets Holding,
Inc.)	87,759	501,147
		1,679,357
TOTAL PARTICIPATORY NOTES
(COST $3,008,731)		3,549,067

Investment Companies — 0.5%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.32%(b)	220,005	220,005

TOTAL INVESTMENT COMPANIES
(COST $220,005)		220,005

TOTAL INVESTMENT SECURITIES
(COST $39,949,380) — 99.6%		41,443,833
Other Assets (Liabilities) - 0.4%		173,210
NET ASSETS - 100%		$41,617,043
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.
ADR	American Depositary Receipt
GDR	Global Depository Receipt

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Banks	38.4
Construction Materials	7.0
Real Estate Management &
Development	6.8
Wireless Telecommunication Services	5.0
Food Products	4.9
Air Freight & Logistics	3.8
Metals & Mining	3.2
Chemicals	3.1
Health Care Providers & Services	3.0
Independent Power & Renewable
Electricity Producers	3.0
Transportation Infrastructure	2.7
Hotels, Restaurants & Leisure	2.3
Food & Staples Retailing	2.0
Pharmaceuticals	2.0
Industrial Conglomerates	1.9
Capital Markets	1.8
Multi-Utilities	1.8
Oil, Gas & Consumable Fuels	1.8
Electric Utilities	1.3
Diversified Financial Services	1.0
Energy Equipment & Services	0.8
Beverages	0.8
Diversified Telecommunication
Services	0.7
Investment Companies	0.5
Total	99.6

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Principal Amount †	Value ($)
Foreign Bonds — 23.3%
Brazil — 6.3%
Letra Tesouro Nacional, Series
LTN, 11.12%, 7/01/17 (a)	6,200,000	1,880,188

Indonesia — 1.8%
Indonesia Government, Series
FR56, 8.38%, 9/15/26	6,800,000,000	534,260

Mexico — 8.4%
Mexican Bonos Desarrollo, Series
M, 6.50%, 6/10/21 (b)	20,500,000	961,481
Mexican Bonos Desarrollo, Series
M, 5.75%, 3/05/26 (b)	35,770,000	1,526,723
Mexican Bonos Desarrollo, Series
M30, 10.00%, 11/20/36 (b)	711,800	40,862
		2,529,066
Turkey — 6.8%
Turkey Government Bond,
10.70%, 2/17/21 (b)	5,700,000	1,507,280
Turkey Government Bond, 9.50%,
1/12/22 (b)	1,690,000	426,949
Turkey Government Bond,
10.60%, 2/11/26 (b)	340,000	89,683
		2,023,912
TOTAL FOREIGN BONDS
(COST $7,359,761)		6,967,426

Yankee Dollars — 68.5%
Argentina — 2.9%
Republic of Argentina, 5.63%,
1/26/22 (c)	390,000	390,975
Republic of Argentina, Registered,
6.25%, 4/22/19	450,000	475,425
		866,400
Brazil — 8.6%
Caixa Economica Federal,
Registered, 4.50%, 10/03/18	700,000	712,251
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	480,000	511,200
Federal Republic of Brazil, 7.13%,
1/20/37	42,000	46,095
Federal Republic of Brazil, 5.00%,
1/27/45	200,000	171,000
Marfrig Holding Europe BV,
Registered, 6.88%, 6/24/19,
Callable 6/24/17 @ 103.44 (d)	300,000	313,350
Petrobras Global Finance BV,
4.38%, 5/20/23	423,000	390,513
Petrobras International Finance
Co., 7.88%, 3/15/19	229,000	250,469
Vale Overseas Ltd., 6.88%,
11/21/36	92,000	95,588
Vale Overseas Ltd., 6.88%,
11/10/39	79,000	81,271
Vale SA, 5.63%, 9/11/42	27,000	24,686
		2,596,423
Chile — 3.3%
CorpBanca SA, 3.13%, 1/15/18	975,000	980,752

China — 6.0%
Sinopec Group Overseas 2014,
1.75%, 4/10/17	1,800,000	1,800,119

Colombia — 1.8%
Republic of Colombia, 7.38%,
3/18/19	100,000	110,800
Republic of Colombia, 5.63%,
2/26/44, Callable 8/26/43 @
100 (d)	400,000	424,400
		535,200
Croatia — 2.8%
Croatia, Registered, 6.25%,
4/27/17	825,000	832,932

Dominican Republic — 0.4%
Republic of Dominican, 6.88%,
1/29/26	100,000	106,711

Hungary — 4.1%
Hungary, 4.13%, 2/19/18	1,200,000	1,226,112

Indonesia — 2.6%
Republic of Indonesia, 4.75%,
1/08/26	729,000	763,228

Mexico — 7.6%
Petroleos Mexicanos, 3.50%,
7/18/18	700,000	706,790
Petroleos Mexicanos, 4.50%,
1/23/26	858,000	779,406
Petroleos Mexicanos, 6.88%,
8/04/26	140,000	148,232
Petroleos Mexicanos, 6.38%,
1/23/45	210,000	189,394
United Mexican States, Series G,
3.50%, 1/21/21	134,000	136,814
United Mexican States, 4.00%,
10/02/23	130,000	130,975
United Mexican States, 5.55%,
1/21/45	161,000	165,106
		2,256,717
Panama — 0.9%
Republic of Panama, 6.70%,
1/26/36	222,000	274,725

Republic of Serbia — 5.1%
Republic of Serbia, Registered,
5.25%, 11/21/17	1,482,000	1,516,086

Russian Federation — 7.9%
Gazprom OAO Via Gaz Capital
SA, Registered, 8.15%,
4/11/18	370,000	394,202
Gazprom OAO, Registered,
9.25%, 4/23/19	100,000	113,442
Russian Federation, Registered,
3.25%, 4/04/17	1,200,000	1,202,400
Russian Federation, Registered,
11.00%, 7/24/18	577,000	654,335
		2,364,379
South Africa — 7.5%
Republic of South Africa, 6.88%,
5/27/19	2,067,000	2,250,711

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Turkey — 7.0%
Republic of Turkey, 7.00%, 3/11/19	316,000	335,589
Republic of Turkey, 7.50%,
11/07/19	486,000	527,310
Republic of Turkey, 5.63%, 3/30/21	415,000	427,118
Republic of Turkey, 4.88%,
10/09/26	847,000	789,302
		2,079,319
TOTAL YANKEE DOLLARS
(COST $20,320,036)		20,449,814

Corporate Bonds — 0.9%
United States — 0.9%
Southern Copper Corp., 5.25%,
11/8/42	23,000	21,818
Southern Copper Corp., 5.88%,
4/23/45	239,000	243,579
		265,397
TOTAL CORPORATE BONDS
(COST $239,944)		265,397

	Shares
Investment Companies — 6.3%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.32%(e)	1,878,182	1,878,182
TOTAL INVESTMENT COMPANIES
(COST $1,878,182)		1,878,182

TOTAL INVESTMENT SECURITIES
(COST $29,797,923) — 99.0%		29,560,819
Other Assets (Liabilities) - 1.0%		307,654
NET ASSETS - 100%		$29,868,473
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield as of January 31, 2017.
(b)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2017. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(c)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(d)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(e)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Sovereign Bonds	66.8
Oil, Gas & Consumable Fuels	15.9
Investment Companies	6.3
Banks	5.7
Electric Utilities	1.7
Metals & Mining	1.6
Food Products	1.0
Total	99.0

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

Futures Contracts Sold

					Unrealized
		Expiration	Number of		Appreciation/
Description	Type	Date	Contracts	Notional Value	(Depreciation)
10-Year US Treasury March Future	Short	3/22/17	3	$373,406	$927
				$373,406	$927

Interest Rate Swap Agreements

At January 31, 2017, the Fund's open interest rate swap agreements were as follows:

Pay/								Unrealized
Receive					Notional			Appreciation/
Floating		Fixed	Expiration		Amount	Notional		(Depreciation
Rate	Floating Rate Index	Rate (%)	Date	Counterparty	(Local)	Amount ($)	Value ($)	($)
				Standard Chartered
Pay	1-Year BRL CDI	10.96	1/4/21	Bank	905,983 BRL	287,559	1,507	1,507
	1-Month MXN-				134,100,000
Pay	TIIEBanxico	6.28	12/26/25	Barclays Bank PLC	MXN	6,431,932	637,428	637,428
	1-Month MXN-				38,000,000
Pay	TIIEBanxico	6.30	12/29/25	Barclays Bank PLC	MXN	1,822,621	178,066	178,066
	1-Month MXN-			Standard Chartered	155,000,000
Pay	TIIEBanxico	6.15	4/14/26	Bank	MXN	7,434,374	(824,773)	(824,773)
							(7,772)	(7,772)
____________________
BRL	Brazilian Real
MXN	Mexican Peso

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

Credit Default Swap Agreements - Buy Protection(a)

At January 31, 2017, the Fund's open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at January 31, 2017(%)(b)	Notional Amount ($)(c)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Emirate of Abu Dhabi	Barclays Bank PLC	6/20/18	0.10	2,200,000	1.00	(29,555)	(36,011)	6,456
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.21	3,435,000	1.00	167,822	385,425	(217,603)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.21	220,000	1.00	10,748	20,749	(10,001)
Federative Republic of Brazil	Barclays Bank PLC	6/20/21	2.21	242,000	1.00	11,823	23,727	(11,904)
Republic of Argentina	Barclays Bank PLC	12/20/21	2.37	3,000,000	1.00	176,417	233,700	(57,283)
Republic of Chile	Barclays Bank PLC	12/20/21	0.81	405,000	1.00	(3,871)	(4,639)	768
Republic of Columbia	Barclays Bank PLC	12/20/21	1.54	132,000	1.00	3,078	3,204	(126)
Republic of Columbia	Barclays Bank PLC	12/20/21	1.54	285,000	1.00	6,646	7,109	(463)
Republic of Columbia	Goldman Sachs	12/20/21	1.54	210,000	1.00	4,897	5,051	(154)
Republic of Columbia	Barclays Bank PLC	12/20/21	1.54	525,000	1.00	12,243	15,401	(3,158)
	JPMorgan Chase
Republic of Korea	Bank N.A.	9/20/17	0.03	100,000	1.00	(695)	1,211	(1,906)
Republic of Korea	Barclays Bank PLC	12/20/18	0.12	3,500,000	1.00	(57,212)	(62,066)	4,854
Republic of Korea	Goldman Sachs	12/20/21	0.47	338,000	1.00	(8,676)	(8,898)	222
State of Qatar	Barclays Bank PLC	9/20/17	0.13	3,000,000	1.00	(20,167)	35,644	(55,811)
United Mexican States	Barclays Bank PLC	12/20/21	1.64	1,089,000	1.00	31,643	38,600	(6,957)
United Mexican States	Credit Suisse	12/20/21	1.64	410,000	1.00	11,913	11,042	871
						317,054	669,249	(352,195)

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2017, the Fund's open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at January 31, 2017(%)(b)	Notional Amount ($)(c)	Fixed Rate (%)	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Federative Republic of Brazil	Credit Suisse	6/20/18	0.86	4,500,000	1.00	15,183	(96,534)	111,717
	JPMorgan Chase
Federative Republic of Brazil	Bank N.A.	6/20/18	0.86	2,500,000	1.00	8,435	(46,715)	55,150
People's Republic of China	Credit Suisse	6/20/18	0.35	2,000,000	1.00	19,613	12,545	7,068
	JPMorgan Chase
Republic of Peru	Bank N.A.	6/20/17	0.24	100,000	1.00	411	(3,224)	3,635
Republic of Turkey	Barclays Bank PLC	6/20/19	1.57	2,000,000	1.00	(26,361)	(137,955)	111,594
						17,281	(271,883)	289,164
____________________
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

At January 31, 2017, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Barclays Bank PLC	4/4/17	7,220,183	2,050,000	2,255,871	(205,871)
Brazilian Real	Credit Suisse	4/4/17	2,323,348	716,000	725,906	(9,906)
Brazilian Real	Morgan Stanley	4/4/17	4,656,537	1,425,000	1,454,887	(29,887)
Brazilian Real	Morgan Stanley	7/5/17	5,600,000	1,542,276	1,713,843	(171,567)
Brazilian Real	Standard Chartered Bank	7/5/17	400,000	110,269	122,417	(12,148)
Chilean Peso	Credit Suisse	3/3/17	3,663,841,220	5,519,999	5,638,907	(118,908)
Chilean Peso	Standard Chartered Bank	6/5/17	463,942,285	711,786	709,794	1,992
Colombian Peso	Bank of America	2/24/17	193,180,000	65,000	65,891	(891)
Colombian Peso	Barclays Bank PLC	2/24/17	8,608,614,100	2,685,000	2,936,295	(251,295)
Colombian Peso	Credit Suisse	2/24/17	8,738,130,600	2,935,000	2,980,471	(45,471)
Colombian Peso	JP Morgan Chase	2/24/17	8,143,497,713	2,751,182	2,777,648	(26,466)
Colombian Peso	Morgan Stanley	2/24/17	2,659,306,500	897,000	907,058	(10,058)
Colombian Peso	Goldman Sachs	5/24/17	1,002,594,700	335,000	337,275	(2,275)
Indian Rupee	Barclays Bank PLC	2/17/17	123,244,200	1,785,000	1,813,023	(28,023)
Indian Rupee	Standard Chartered Bank	2/17/17	20,472,000	300,000	301,160	(1,160)
Indian Rupee	UBS AG	2/17/17	139,956,479	2,050,000	2,058,874	(8,874)
Indonesian Rupiah	Standard Chartered Bank	6/7/17	8,194,800,000	600,000	606,341	(6,341)
Indonesian Rupiah	UBS AG	6/7/17	38,315,930,000	2,731,000	2,835,034	(104,034)
Israeli Shekel	UBS AG	4/19/17	7,669,111	2,004,997	2,040,244	(35,247)
Korean Won	Credit Suisse	2/8/17	802,854,000	730,000	690,988	39,012
Korean Won	Standard Chartered Bank	2/8/17	4,723,895,885	4,217,473	4,065,687	151,786
Korean Won	Standard Chartered Bank	2/8/17	2,059,893,879	1,755,216	1,772,877	(17,661)
Korean Won	Goldman Sachs	5/10/17	1,300,555,618	1,093,421	1,120,570	(27,149)
Korean Won	Standard Chartered Bank	5/10/17	853,627,696	718,260	735,493	(17,233)
Malaysian Ringgit	Goldman Sachs	2/15/17	292,643	65,911	66,042	(131)
Malaysian Ringgit	Standard Chartered Bank	2/15/17	11,995,946	2,856,000	2,707,157	148,843
Mexican Peso	Bank of America	3/7/17	2,256,903	105,000	107,744	(2,744)
Mexican Peso	Barclays Bank PLC	3/7/17	16,777,128	784,000	800,936	(16,936)
Mexican Peso	Barclays Bank PLC	3/7/17	2,835,332	136,000	135,358	642
Mexican Peso	Credit Suisse	3/7/17	3,939,205	185,000	188,057	(3,057)
Mexican Peso	Credit Suisse	3/7/17	32,255,340	1,560,000	1,539,862	20,138
Mexican Peso	Goldman Sachs	3/7/17	3,649,091	175,000	174,207	793
Mexican Peso	Morgan Stanley	3/7/17	7,472,000	351,000	356,711	(5,711)
Mexican Peso	Standard Chartered Bank	3/7/17	6,953,200	327,000	331,944	(4,944)
Mexican Peso	Standard Chartered Bank	3/7/17	25,725,911	1,230,000	1,228,149	1,851
Mexican Peso	UBS AG	3/7/17	5,900,000	284,406	281,665	2,741
Polish Zloty	UBS AG	4/27/17	456,105	109,945	113,820	(3,875)
Russian Ruble	Barclays Bank PLC	4/13/17	173,386,546	2,708,000	2,842,477	(134,477)
South African Rand	Standard Chartered Bank	3/17/17	239,335	16,954	17,645	(691)
Turkish Lira	Bank of America	2/22/17	595,590	156,000	157,083	(1,083)
Turkish Lira	Barclays Bank PLC	2/22/17	75,000	19,976	19,781	195
Turkish Lira	Barclays Bank PLC	2/22/17	1,401,896	368,000	369,741	(1,741)
Turkish Lira	Credit Suisse	2/22/17	2,519,373	662,000	664,469	(2,469)
Turkish Lira	Credit Suisse	2/22/17	3,068,335	966,000	809,254	156,746
Turkish Lira	Goldman Sachs	2/22/17	2,792,194	777,000	736,424	40,576
Turkish Lira	Standard Chartered Bank	2/22/17	6,295,000	1,794,677	1,660,267	134,410
Turkish Lira	UBS AG	2/22/17	13,725,677	4,311,026	3,620,060	690,966
				59,677,774	59,595,407	82,367

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Brazilian Real	Standard Chartered Bank	4/4/17	14,059,972	4,154,781	4,392,893	238,112
Chilean Peso	Barclays Bank PLC	3/3/17	1,410,403,000	2,080,000	2,170,709	90,709
Chilean Peso	Credit Suisse	3/3/17	1,789,495,935	2,694,000	2,754,160	60,160
Chilean Peso	Standard Chartered Bank	3/3/17	463,942,285	716,292	714,040	(2,252)
Chilean Peso	Barclays Bank PLC	6/5/17	48,976,500	75,000	74,930	(70)
Colombian Peso	Barclays Bank PLC	2/24/17	4,428,056,880	1,446,000	1,510,357	64,357
Colombian Peso	JP Morgan Chase	2/24/17	17,469,422,793	5,838,710	5,958,609	119,899
Colombian Peso	Morgan Stanley	2/24/17	6,445,249,240	2,073,000	2,198,397	125,397
Colombian Peso	JP Morgan Chase	5/24/17	8,143,497,713	2,714,227	2,739,489	25,262
Indian Rupee	JP Morgan Chase	2/17/17	186,178,000	2,720,707	2,738,830	18,123
Indian Rupee	UBS AG	2/17/17	97,731,249	1,435,000	1,437,706	2,706

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC TOTAL RETURN FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Indonesian Rupiah	UBS AG	6/7/17	39,172,077,500	2,815,097	2,898,381	83,284
Israeli Shekel	Bank of America	4/19/17	387,795	103,000	103,167	167
Israeli Shekel	Barclays Bank PLC	4/19/17	1,537,077	407,000	408,915	1,915
Korean Won	Barclays Bank PLC	2/8/17	2,628,005,645	2,325,500	2,261,830	(63,670)
Korean Won	Barclays Bank PLC	2/8/17	971,880,200	830,000	836,462	6,462
Korean Won	Credit Suisse	2/8/17	398,812,500	354,500	343,244	(11,256)
Korean Won	Standard Chartered Bank	2/8/17	3,587,945,419	3,046,571	3,088,015	41,444
Korean Won	Goldman Sachs	5/10/17	58,575,741	50,000	50,469	469
Korean Won	Morgan Stanley	5/10/17	515,587,940	439,000	444,235	5,235
Korean Won	Standard Chartered Bank	5/10/17	533,776,000	457,000	459,906	2,906
Malaysian Ringgit	Barclays Bank PLC	2/15/17	3,046,574	737,000	687,528	(49,472)
Malaysian Ringgit	Standard Chartered Bank	2/15/17	9,242,015	2,222,440	2,085,670	(136,770)
Malaysian Ringgit	Goldman Sachs	5/17/17	292,643	65,659	65,785	126
Mexican Peso	Barclays Bank PLC	3/7/17	4,490,795	204,000	214,389	10,389
Mexican Peso	Barclays Bank PLC	3/7/17	950,000	46,068	45,353	(715)
Mexican Peso	Goldman Sachs	3/7/17	21,700,000	1,038,267	1,035,953	(2,314)
Mexican Peso	Morgan Stanley	3/7/17	8,026,291	364,000	383,173	19,173
Mexican Peso	Standard Chartered Bank	3/7/17	19,143,949	870,571	913,927	43,356
Mexican Peso	UBS AG	3/7/17	29,602,407	1,420,818	1,413,212	(7,606)
Mexican Peso	UBS AG	3/7/17	14,920,000	687,022	712,277	25,255
Polish Zloty	UBS AG	4/27/17	255,491	63,000	63,757	757
Russian Ruble	Standard Chartered Bank	4/13/17	178,001,271	2,646,465	2,918,130	271,665
South African Rand	Standard Chartered Bank	3/17/17	160,000	11,745	11,796	51
Turkish Lira	Barclays Bank PLC	2/22/17	4,008,745	1,101,240	1,057,281	(43,959)
Turkish Lira	Credit Suisse	2/22/17	6,216,299	1,947,000	1,639,510	(307,490)
Turkish Lira	Goldman Sachs	2/22/17	1,042,000	273,011	274,821	1,810
Turkish Lira	Goldman Sachs	2/22/17	2,200,000	610,277	580,236	(30,041)
Turkish Lira	Morgan Stanley	2/22/17	7,355,461	2,100,000	1,939,957	(160,043)
Turkish Lira	Standard Chartered Bank	2/22/17	5,199,093	1,503,558	1,371,228	(132,330)
Turkish Lira	UBS AG	2/22/17	4,238,429	1,347,566	1,117,860	(229,706)
				56,035,092	56,116,587	81,495

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks — 87.5%
China — 15.1%
3SBio, Inc.(a)	59,000	57,717
Best Pacific International Holdings
Ltd., Class H	174,000	141,959
China Longyuan Power Group Corp.
Ltd., Class H	157,000	129,304
China Modern Dairy Holdings Ltd.(a)	502,000	124,226
COFCO Meat Holdings Ltd.(a)	572,000	117,958
Greentown Service Group Co. Ltd.(a)	72,000	25,891
Jiashili Group Ltd.	320,000	109,297
Lonking Holdings Ltd.	316,000	83,493
Pou Sheng International Holdings Ltd.	680,000	155,129
Sinotruk Hong Kong Ltd.	144,500	109,139
Ten Pao Group Holdings Ltd.	776,000	170,028
Texhong Textile Group Ltd.	109,500	151,858
Times Property Holdings Ltd.	218,964	113,734
Wisdom Education International
Holdings Co. Ltd.(a)	302,000	66,171
Xingda International Holdings Ltd.	336,000	163,698
		1,719,602
Hong Kong — 27.9%
China Resources Cement Holdings Ltd.	184,000	85,612
China State Construction International
Holdings Ltd.	102,000	166,698
China Zhentong Auto Services
Holdings Ltd.	88,000	31,304
Chu Kong Shipping Enterprises Group
Co. Ltd.(b)	374,000	97,372
COSCO International Holdings Ltd.	282,000	127,576
Dah Sing Banking Group Ltd.	32,000	62,691
Dah Sing Financial Holdings Ltd.	11,200	86,757
Dream International Ltd.(b)	706,000	199,278
Emperor Watch & Jewellery Ltd.(a)	1,760,000	64,650
EVA Precision Industrial Holdings Ltd.	716,000	96,898
Far East Consortium International Ltd.	403,000	175,044
Guangzhou R&F Properties Co. Ltd.,
Class H	118,800	152,812
Haitong International Securities Group Ltd.	203,000	114,337
Kingboard Chemical Holdings Ltd.	46,000	158,893
Kingmaker Footwear Holdings Ltd.(b)	892,000	249,480
Lee & Man Paper Manufacturing Ltd.	137,000	123,780
Lifestyle International Holdings Ltd.	101,000	129,916
Melco International Development Ltd.	20,000	30,417
MMG Ltd.(a)	460,000	153,557
Nexteer Automotive Group Ltd.	108,000	134,466
Pacific Textiles Holdings Ltd.	87,000	96,209
Samson Holding Ltd.	281,000	20,282
Tcc International Holdings Ltd.	476,000	115,339
Techtronic Industries Co.	15,500	53,739
Television Broadcasts Ltd.	37,900	145,568
Tsui Wah Holdings Ltd.	604,000	101,203
Valuetronics Holdings Ltd.	325,200	126,941
Xinyi Glass Holdings Ltd.	92,000	83,122
		3,183,941
Indonesia — 4.0%
Aneka Gas Industri PT(a)	1,128,300	76,922
Bank Danamon Indonesia TBK PT	33,200	10,347
Bumi Serpong Damai PT	1,164,000	159,584
PT Adhi Karya Persero Tbk	388,700	61,153
PT Arwana Citramulia Tbk(b)	2,228,600	78,472
PT Tunas Baru Lampung Tbk	815,800	70,285
		456,763
Korea, Republic Of — 18.2%
Bgf Retail Co. Ltd.	2,025	159,804
Binggrae Co. Ltd.	2,022	112,237
BNK Financial Group, Inc.	10,049	73,768
Dongbu Insurance Co. Ltd.	1,928	98,059
Doosan Bobcat, Inc.(a)	6,606	210,346
KIWOOM Securities Co. Ltd.	1,977	123,520
Kolon Industries, Inc.	3,302	211,135
Medy-Tox, Inc.	420	149,639
Nutribiotech Co. Ltd.(a)	1,286	61,644
Osstem Implant Co. Ltd.(a)	3,266	161,614
PS Tec Co. Ltd.	25,364	115,251
SK Innovation Co. Ltd.	485	65,529
SK Materials Co. Ltd.	909	155,985
TES Co. Ltd.	5,847	123,783
Vieworks Co. Ltd.	2,781	165,136
Youngone Corp.	3,880	89,153
		2,076,603
Malaysia — 3.0%
Kerjaya Prospek Group Berhad	212,800	111,494
Press Metal BHD	153,300	70,972
Scientex Berhad	99,400	156,912
		339,378
Philippines — 2.2%
Cosco Capital, Inc.	754,000	139,102
First Philippine Holdings Corp.	81,610	116,445
		255,547
Singapore — 3.5%
Cache Logistics Trust	218,600	125,668
Ezion Holdings Ltd.(a)	779,200	226,737
Keppel Telecommunications &
Transportation Ltd.	40,500	48,577
		400,982
Taiwan, Province Of China — 12.4%
Accton Technology Corp.	51,000	91,943
China General Plastics Corp.	5,000	3,845
Cleanaway Co. Ltd.	31,000	161,726
E.Sun Financial Holding Co. Ltd.	224,441	132,129
Global Lighting Technologies, Inc.	56,000	109,534
King Yuan Electronics Co. Ltd.	151,000	130,089
Mitac Holdings Corp.	73,463	80,753
PharmaEngine, Inc.	19,998	121,239
Posiflex Technology, Inc.	10,357	57,502
Primax Electronics Ltd.	97,000	137,577
Sinbon Electronics Co. Ltd.	44,989	98,620
Topco Scientific Co. Ltd.	75,153	210,304
Tung Thih Electronic Co. Ltd.	9,000	84,429
		1,419,690
Thailand — 1.2%
Sino Thai Engineering & Construction
Public Co. Ltd.	121,200	84,702
Unique Engineering & Construct PCL	88,600	48,831
		133,533
TOTAL COMMON STOCKS
(COST $9,395,374)		9,986,039

Exchange-Traded Funds — 9.9%
iShares MSCI India Small-Cap ETF	15,902	565,316
VanEck Vectors India Small-Cap Index ETF	12,472	564,109
TOTAL EXCHANGE-TRADED FUNDS
(COST $1,010,109)		1,129,425

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC ASIA EX-JAPAN SMALLER COMPANIES EQUITY FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Shares	Value ($)
Investment Companies — 1.2%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.32%(c)	132,645	132,645
TOTAL INVESTMENT COMPANIES
(COST $132,645)		132,645
TOTAL INVESTMENT SECURITIES
(COST $10,538,128) — 98.6%		11,248,109
Other Assets (Liabilities) - 1.4%		162,006
NET ASSETS - 100%		$11,410,115
____________________
(a)	Represents non-income producing security.
(b)	Illiquid security, representing 5.6% of net assets of the fund.
(c)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.
ETF	Exchange-Traded Fund

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Exchange-Traded Fund	9.9
Textiles, Apparel & Luxury Goods	6.3
Chemicals	5.3
Real Estate Management &
Development	5.3
Semiconductors & Semiconductor
Equipment	5.0
Food Products	4.7
Machinery	4.4
Construction & Engineering	4.1
Auto Components	4.1
Electronic Equipment, Instruments &
Components	3.9
Banks	3.2
Biotechnology	2.9
Health Care Equipment & Supplies	2.9
Food & Staples Retailing	2.6
Electrical Equipment	2.5
Specialty Retail	2.2
Capital Markets	2.1
Metals & Mining	2.0
Energy Equipment & Services	2.0
Technology Hardware, Storage &
Peripherals	1.9
Construction Materials	1.8
Leisure Products	1.7
Commercial Services & Supplies	1.6
Media	1.3
Hotels, Restaurants & Leisure	1.2
Investment Companies	1.2
Independent Power & Renewable
Electricity Producers	1.1
Equity Real Estate Investment Trusts	1.1
Multiline Retail	1.1
Paper & Forest Products	1.1
Transportation Infrastructure	1.1
Electric Utilities	1.0
Marine	0.9
Insurance	0.9
Communications Equipment	0.8
Building Products	0.7
Diversified Consumer Services	0.6
Oil, Gas & Consumable Fuels	0.6
Household Durables	0.6
Personal Products	0.5
Air Freight & Logistics	0.4
Total	98.6

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

		Principal
	Amount †		Value ($)
Foreign Bonds — 15.2%
Denmark — 0.6%
DONG Energy A/S, 6.25%, 12/31/13,
Callable 6/26/23 @ 100 (a),(b)	EUR	50,000	61,526
TDC A/S, 3.50%, 2/26/15, Callable
2/26/21 @ 100 (a),(b)	EUR	100,000	105,781
			167,307
France — 4.5%
Accor SA, 4.12%, Callable 6/30/20 @
100 (a),(b),(c)		100,000	111,159
Arkema SA, 4.75%, Callable 10/29/20
@ 100 (a),(b),(c)		100,000	114,983
AXA SA, Series E, 3.94%, Callable
11/7/24 @ 100 (a),(b),(c)		100,000	111,399
Credit Agricole SA, 6.50%, Callable
6/23/21 @ 100 (a),(b),(c)		100,000	113,337
Credit Agricole SA, 7.87%, Callable
10/26/19 @ 100 (a),(b),(c)		100,000	125,446
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)		100,000	118,653
Electricite de France SA, Series E,
5.38%, Callable 1/29/25 @ 100
(a),(b),(c)		100,000	108,495
Europcar Groupe SA, 5.75%, 6/15/22,
Callable 6/15/18 @ 102.88 (b)		100,000	112,791
GDF SUEZ, 4.75%, Callable 7/10/21
@ 100 (a),(b),(c)		100,000	119,938
Orange SA, 4.25%, Callable 2/7/20 @
100 (a),(b),(c)		100,000	114,195
Orange SA, 5.00%, Callable 10/1/26
@ 100 (a),(b),(c)		100,000	114,222
			1,264,618
Germany — 1.6%
Allianz SE, 4.75%, Callable 10/24/23
@ 100 (a),(b),(c)		100,000	118,665
Commerzbank AG, Series E, 7.75%,
3/16/21		100,000	129,319
Unitymedia GmbH, Registered, 6.25%,
1/15/29, Callable 1/15/21 @
103.13 (b)		125,000	151,372
Volkswagen AG, 5.12%, Callable
9/4/23 @ 100 (a),(b),(c)		50,000	58,424
			457,780
Ireland — 0.4%
Ardagh Packaging Holdings Ltd.,
4.13%, 5/15/23, Callable 5/15/19
@ 102.06 (b)		100,000	114,147

Luxembourg — 2.9%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/09/18		100,000	114,622
FMC Finance VIII SA, Registered,
6.50%, 9/15/18		50,000	59,177
HeidelbergCement Finance
Luxembourg SA, 7.50%, 7/03/20		125,000	165,055
Ineos Group Holdings SA, Registered,
5.38%, 8/01/24, Callable 8/1/19
@ 102.69 (b)		100,000	110,873
Picard Bondco SA, Registered, 7.75%,
2/01/20, Callable 3/10/17 @
103.88 (b)		100,000	112,630
SIG Combibloc Holdings GmbH,
Registered, 7.75%, 2/15/23,
Callable 2/15/18 @ 103.88 (b)		100,000	115,900
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)		100,000	135,478
			813,735
Netherlands — 2.9%
Gas Natural Fenosa Finance BV,
4.12%, Callable 11/18/22 @ 100
(a),(b),(c)		100,000	109,559
Koninklijke KPN NV, 6.12%, Callable
9/14/18 @ 100 (a),(b),(c)		100,000	115,602
LGE Holdco VI BV, Registered, 7.13%,
5/15/24, Callable 5/15/19 @
103.56 (b)		100,000	122,917
NN Group NV, 4.62%, 4/08/44,
Callable 4/8/24 @ 100 (a),(b)		100,000	113,575
Rabobank Nederland, Registered,
6.88%, 3/19/20		100,000	127,662
Telefonica SA, 7.62%, Callable
9/18/21 @ 100 (a),(b),(c)		100,000	124,025
Vonovia Finance BV, 4.62%, 4/08/74,
Callable 4/8/19 @ 100 (a),(b)		100,000	113,267
			826,607
Sweden — 0.4%
Volvo Treasury AB, 4.20%, 6/10/75,
Callable 6/10/20 @ 100 (a),(b)	EUR	100,000	112,650

United Kingdom — 1.1%
Aviva PLC, Series E, 3.37%, 12/04/45,
Callable 12/4/25 @ 100 (a),(b)	EUR	100,000	104,635
The Royal Bank of Scotland PLC,
Series E, 10.50%, 3/16/22,
Callable 3/16/17 @ 100 (a),(b)	EUR	100,000	109,183
Virgin Media Finance PLC, Registered,
4.50%, 1/15/25, Callable 1/15/20	EUR
@ 102.25 (b)		100,000	110,460
			324,278
United States — 0.8%

Newell Brands, Inc., 3.75%, 10/01/21	EUR	100,000	120,197
Sealed Air Corp., 4.50%, 9/15/23,
Callable 6/15/23 @ 100 (b)	EUR	100,000	119,679
			239,876
TOTAL FOREIGN BONDS
(COST $4,336,169)			4,320,998

Yankee Dollars — 23.9%
Argentina — 0.6%
Petrobras Argentina SA, Registered,
7.38%, 7/21/23, Callable 7/21/20
@ 103.69 (b)		20,000	20,320
Republic of Argentina, 5.63%, 1/26/22(d)		60,000	60,150
Republic of Argentina, 6.88%, 1/26/27(d)		15,000	14,835
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21		77,000	83,449
			178,754

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Australia — 0.3%
Chichester Metals Pty Ltd., 9.75%,
3/01/22, Callable 3/1/18 @
109.75 (b)	80,000	92,800

Austria — 0.4%
JBS SA, Registered, 7.75%, 10/28/20,
Callable 10/28/17 @ 103.88 (b)	100,000	105,750

Bahamas — 0.2%
Silversea Cruise Finance, 7.25%,
2/01/25, Callable 2/1/20 @
105.44 (b)(d)	65,000	66,801

Bermuda — 0.4%
Aircastle Ltd., 7.63%, 4/15/20	105,000	118,650

Brazil — 4.8%
Banco Do Brasil (Cayman),
Registered, 6.00%, 1/22/20	100,000	106,183
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	106,500
Federal Republic of Brazil, 4.88%,
1/22/21	100,000	104,000
Federal Republic of Brazil, 8.88%,
4/15/24	24,000	29,760
Itau Unibanco Holding SA/KY,
Registered, 5.75%, 1/22/21	100,000	98,904
Marfrig Overseas Ltd., Registered,
9.50%, 5/04/20, Callable 3/10/17
@ 103.17 (b)	100,000	103,125
Petrobras Brasileiro SA, 5.75%,
1/20/20	175,000	182,262
Petrobras Global Finance, 6.13%,
1/17/22	107,000	110,584
Petrobras Global Finance BV, 8.38%,
5/23/21	28,000	31,144
Petrobras Global Finance BV, 4.38%,
5/20/23	25,000	23,080
Petrobras Global Finance BV, 6.25%,
3/17/24	62,000	62,595
Petrobras Global Finance BV, 8.75%,
5/23/26	37,000	41,718
Petrobras International Finance Co.,
5.38%, 1/27/21	145,000	146,087
Vale Overseas Ltd., 6.25%, 8/10/26	25,000	26,875
Vale Overseas Ltd., 6.88%, 11/21/36	69,000	71,691
Vale Overseas Ltd., 6.88%, 11/10/39	13,000	13,374
Vale SA, 4.38%, 1/11/22	40,000	40,350
Vale SA, 5.63%, 9/11/42	24,000	21,943
		1,320,175
Canada — 3.0%
Cascades, Inc., 5.75%, 7/15/23,
Callable 7/15/18 @ 104.31 (b)	170,000	171,913
First Quantum Minerals Ltd., 6.75%,
2/15/20, Callable 3/13/17 @
103.38 (b)	101,000	103,589
Hudbay Minerals, Inc., 7.25%, 1/15/23,
Callable 7/15/19 @ 103.63 (b)(d)	2,000	2,115
Hudbay Minerals, Inc., 7.63%, 1/15/25,
Callable 1/15/20 @ 105.72 (b)(d)	184,000	196,879
Lundin Mining Corp., 7.50%, 11/01/20,
Callable 11/1/17 @ 103.75 (b)	100,000	106,374
Lundin Mining Corp., 7.88%, 11/01/22,
Callable 11/1/18 @ 103.94 (b)	10,000	10,900
Mattamy Group Corp., 6.88%,
12/15/23, Callable 12/15/19 @
103.44 (b) (d)	9,000	9,270
Nova Chemicals Corp., 5.25%,
8/01/23, Callable 8/1/18 @
102.63 (b)	40,000	41,399
Nova Chemicals Corp., 5.00%,
5/01/25, Callable 1/31/25 @ 100 (b)(d)	25,000	25,063
Nova Chemicals Corp., Registered,
5.00%, 5/01/25, Callable 1/31/25
@ 100 (b)	17,000	17,064
Teck Resources Ltd., 8.00%, 6/01/21,
Callable 6/1/18 @ 104 (b)	35,000	38,588
Valeant Pharmaceuticals International,
Inc., 5.88%, 5/15/23, Callable
5/15/18 @ 102.94 (b)	175,000	133,219
		856,373
Chile — 0.0%
Codelco, Inc., 5.63%, 9/21/35 (d)	7,000	7,569

China — 0.4%
China Overseas Finance KY II, 5.50%,
11/10/20	100,000	108,288

Colombia — 0.2%
Republic of Colombia, 8.13%, 5/21/24	40,000	50,400

France — 2.1%
Credit Agricole SA, Registered, 8.37%,
Callable 10/13/19 @ 100
(a),(b),(c)	100,000	110,078
Electricite de France SA, Registered,
5.25%, Callable 1/29/23 @ 100
(a),(b),(c)	100,000	95,375
Electricite de France SA, Registered,
5.62%, Callable 1/22/24 @ 100
(a),(b),(c)	200,000	190,500
Numericable-SFR SA, 7.38%, 5/01/26,
Callable 5/1/21 @ 103.69 (b)	200,000	205,250
		601,203
Germany — 1.4%
Iho Verwaltungs GmBH, 4.50%,
9/15/23, Callable 9/15/19 @
102.25 (b)	200,000	198,000
Unitymedia Kabelbw GMBH, 6.13%,
1/15/25, Callable 1/15/20 @
103.06 (b)	200,000	206,750
		404,750
Guatemala — 0.2%
Central American Bottling Corp.,
5.75%, 1/31/27, Callable 1/31/22
@ 102.88 (b) (d)	48,000	48,346

Indonesia — 0.4%
Republic of Indonesia, 5.88%, 3/13/20	100,000	109,495

Ireland — 0.8%
Ardagh Packaging Holdings Ltd.,
7.25%, 5/15/24, Callable 5/15/19
@ 105.44 (b)	200,000	214,250
Park Aerospace Holdings, 5.25%,
8/15/22 (d)	14,000	14,350
		228,600

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
Italy — 0.8%
ENEL SpA, 8.75%, 9/24/73, Callable
9/24/23 @ 100 (a),(b)(d)	200,000	228,000

Jersey — 0.7%
Lincoln Finance Ltd., 7.38%, 4/15/21,
Callable 4/15/18 @ 103.69 (b)	200,000	212,025

Luxembourg — 1.8%
Altice Financing SA, 6.63%, 2/15/23,
Callable 2/15/18 @ 104.97 (b)	200,000	208,875
Altice Luxembourg SA, 7.75%,
5/15/22, Callable 5/15/17 @
105.81 (b)(d)	200,000	212,250
Camelot Finance SA, 7.88%, 10/15/24,
Callable 10/15/19 @ 103.94 (b)	80,000	84,600
		505,725
Mexico — 0.2%
Petroleos Mexicanos, 6.38%, 2/04/21	10,000	10,692
Petroleos Mexicanos, 5.38%, 3/13/22 (d)	23,000	23,471
Petroleos Mexicanos, 6.50%, 3/13/27 (d)	10,000	10,294
		44,457
Netherlands — 0.9%
Constellium NV, 7.88%, 4/01/21,
Callable 4/1/18 @ 103.94 (b)	250,000	268,438

Peru — 0.2%
Banco de Credito del Peru,
Registered, 5.38%, 9/16/20	40,000	43,484
BBVA Banco Continental, Registered,
5.00%, 8/26/22	14,000	14,958
		58,442
Russian Federation — 1.1%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	200,000	205,881
Vtb Bank OJSC Via VTB Capital SA,
6.55%, 10/13/20	100,000	109,000
		314,881
South Africa — 0.4%
Republic of South Africa, 5.50%, 3/09/20	100,000	106,567

Switzerland — 0.7%
UBS Group AG, 7.00%, Callable
2/19/25 @ 100 (a),(b),(c)	200,000	210,750

Turkey — 0.9%
Republic of Turkey, 6.75%, 4/03/18	100,000	103,900
Republic of Turkey, 7.00%, 6/05/20	108,000	116,424
Republic of Turkey, 6.88%, 3/17/36	32,000	33,120
		253,444
United Kingdom — 0.5%
Noble Holding International, Ltd.,
7.75%, 1/15/24, Callable
10/15/23 @ 100 (b)	149,000	148,069

United States — 0.1%
JBS USA LLC, 5.75%, 6/15/25,
Callable 6/15/20 @ 102.88 (b)	16,000	16,424

Venezuela — 0.4%
Bolivarian Republic of Venezuela,
9.25%, 5/07/28	4,000	1,920
Petroleos de Venezuela SA, 9.00%, 11/17/21	25,000	14,300
Petroleos de Venezuela SA,
Registered, 12.75%, 2/17/22	9,000	5,963
Petroleos de Venezuela SA,
Registered, 6.00%, 5/16/24	70,000	28,245
Petroleos de Venezuela SA,
Registered, 6.00%, 11/15/26	158,000	59,984
		110,412
TOTAL YANKEE DOLLARS
(COST $6,648,753)		6,775,588

Corporate Bonds — 51.8%
United States — 51.8%
Acadia Healthcare Co., Inc., 6.50%,
3/1/24, Callable 3/1/2019 @ 104.88	195,000	202,555
Ahern Rentals, Inc., 7.38%, 5/15/23,
Callable 5/15/2018 @ 105.53	115,000	107,453
Alcoa, Inc., 5.90%, 2/1/27	30,000	31,956
Alere, Inc., 6.38%, 7/1/23, Callable
7/1/2018 @ 104.78	133,000	134,579
Ally Financial, Inc., 4.13%, 3/30/20	135,000	137,362
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/20/2025 @ 100.00	134,000	136,704
Ally Financial, Inc., 7.50%, 9/15/20	87,000	98,677
Ally Financial, Inc., 8.00%, 3/15/20	87,000	98,936
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26, Callable 11/15/2021 @ 102.94	18,000	18,360
AMC Entertainment, Inc., 5.75%,
6/15/25, Callable 6/15/2020 @ 102.88	130,000	134,225
American Express Co., 5.20%,
Callable 11/15/2019 @ 100.00(a),(c)	65,000	65,650
Bank of America Corp., 6.50%,
Callable 10/23/2024 @ 100.00(a),(c)	75,000	80,438
Bank of America Corp., 8.12%,
Callable 5/15/2018 @ 100.00(a),(c)	100,000	104,279
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/2020 @ 102.44	88,000	104,500
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/2020 @ 105.00	24,000	29,040
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 11/15/2017 @ 104.59	213,000	218,367
Boise Cascade Co., 5.63%, 9/1/24,
Callable 9/1/2019 @ 104.22	45,000	45,788
Boyd Gaming Corp., 6.88%, 5/15/23,
Callable 5/15/2018 @ 105.16	115,000	123,481
Cablevision Systems Corp., 5.88%, 9/15/22	100,000	100,500
Cablevision Systems Corp., 8.63%, 9/15/17	125,000	129,610
Capital One Financial Corp., 5.55%,
Callable 6/1/2020 @ 100.00(a),(c)	120,000	122,386
Carmike Cinemas, Inc., 6.00%,
6/15/23, Callable 6/15/2018 @ 104.50	110,000	116,600
Carrizo Oil & Gas, Inc., 6.25%,
4/15/23, Callable 4/15/2018 @ 104.69	75,000	76,969

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
Carrizo Oil & Gas, Inc., 7.50%,
9/15/20, Callable 3/13/2017 @ 103.75	80,000	83,000
CCO Holdings LLC, 5.13%, 5/1/23,
Callable 5/1/2018 @ 103.84(d)	164,000	170,150
CCO Holdings LLC, 6.63%, 1/31/22,
Callable 2/16/2017 @ 103.31	165,000	170,775
Cemex Finance LLC, Registered,
6.00%, 4/1/24, Callable 4/1/2019 @ 103.00	200,000	205,500
Centene Corp., 4.75%, 5/15/22,
Callable 5/15/2019 @ 102.38	14,000	14,210
Centene Corp., 4.75%, 1/15/25,
Callable 1/15/2020 @ 103.56	26,000	25,659
Centene Corp., 5.63%, 2/15/21,
Callable 2/15/2018 @ 102.81	27,000	28,345
Centene Corp., 6.13%, 2/15/24,
Callable 2/15/2019 @ 104.59	33,000	35,063
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 11/15/2018 @ 104.59	20,000	21,400
Chemours Co., 6.63%, 5/15/23,
Callable 5/15/2018 @ 104.97	75,000	74,438
Cheniere Corp. Christi HD, 5.88%, 3/31/25(d)	18,000	19,035
Citigroup, Inc., 5.80%, Callable
11/15/2019 @ 100.00(a),(c)	85,000	87,337
Citigroup, Inc., 5.87%, Callable
3/27/2020 @ 100.00(a),(c)	70,000	72,188
Clear Channel Worldwide, 6.50%,
11/15/22, Callable 11/15/2017 @ 103.25	159,000	160,431
Clearwater Paper Corp., 5.38%, 2/1/25(d)	78,000	77,513
Cliffs Natural Resources, Inc., 8.00%,
9/30/20, Callable 9/30/2017 @ 104.00(d)	30,000	31,200
Continental Resources, Inc., 4.50%,
4/15/23, Callable 1/15/2023 @ 100.00	30,000	29,625
DCP Midstream LLC, 8.13%, 8/16/30	120,000	138,300
Diamond 1 Finance/Diamond 2,
5.45%, 6/15/23, Callable 4/15/2023 @ 100.00	35,000	37,589
Diamond 1 Finance/Diamond 2,
5.88%, 6/15/21, Callable 6/15/2018 @ 102.94	19,000	20,042
Diamond 1 Finance/Diamond 2,
7.13%, 6/15/24, Callable 6/15/2019 @ 105.34	25,000	27,371
Diamondback Energy, Inc., 4.75%,
11/1/24, Callable 11/1/2019 @ 103.56	43,000	42,946
Diamondback Energy, Inc., 5.38%,
5/31/25, Callable 5/31/2020 @ 104.03 (d)	39,000	40,268
DISH DBS Corp., 5.88%, 7/15/22	195,000	202,702
Dynegy, Inc., 8.00%, 1/15/25, Callable
1/15/2020 @ 104.00	57,000	54,720
Eldorado Resorts, Inc., 7.00%, 8/1/23,
Callable 8/1/2018 @ 105.25	135,000	143,775
Energy Transfer Equity LP, 5.88%,
1/15/24, Callable 10/15/2023 @ 100.00	85,000	90,738
Energy Transfer Equity LP, 7.50%, 10/15/20	100,000	111,750
EP Energy LLC/ Everest Acquisition
Finance, Inc., 9.38%, 5/1/20, Callable
3/13/2017 @ 104.69(d)	95,000	96,663
ESH Hospitality, Inc., 5.25%, 5/1/25,
Callable 5/1/2020 @ 102.63	38,000	38,133
Fifth Third Bancorp, 4.90%, Callable
9/30/2019 @ 100.00(a),(c)	60,000	57,975
First Data Corp., 6.75%, 11/1/20	32,000	33,080
First Data Corp., 7.00%, 12/1/23,
Callable 12/1/2018 @ 103.50	200,000	212,000
First Quality Finance Co., Inc., 4.63%,
5/15/21, Callable 3/13/2017 @ 103.47	95,000	94,644
Flex Acquisition Co., Inc., 6.88%,
1/15/25, Callable 1/15/2020 @ 103.44(d)	100,000	101,663
Freeport-McMoRan, Inc., 3.55%,
3/1/22, Callable 12/1/2021 @ 100.00	98,000	91,630
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/2022 @ 100.00	44,000	40,590
Freeport-McMoRan, Inc., 6.88%,
2/15/23, Callable 2/15/2020 @ 103.44(d)	18,000	18,765
Freeport-McMoRan, Inc., Registered,
6.50%, 11/15/20, Callable 3/10/2017 @ 103.50	17,000	17,425
Frontier Communications, 7.13%, 1/15/23	20,000	17,900
Frontier Communications, 7.63%, 4/15/24	207,000	182,677
Frontier Communications, 8.88%,
9/15/20, Callable 6/15/2020 @ 100.00	139,000	148,035
Genesis Energy LP, 5.63%, 6/15/24,
Callable 6/15/2019 @ 102.81	40,000	40,300
Genesis Energy LP, 5.75%, 2/15/21,
Callable 3/13/2017 @ 102.88	115,000	118,019
Genesis Energy LP, 6.75%, 8/1/22,
Callable 8/1/2018 @ 103.38	76,000	80,370
Golden Nugget Escrow, Inc., 8.50%,
12/1/21, Callable 12/1/2017 @ 104.25	100,000	107,250
Goldman Sachs Group, Inc., 5.38%,
Callable 5/10/2020 @ 100.00(a),(c)	120,000	122,400
Gulfport Energy Corp., 6.00%,
10/15/24, Callable 10/15/2019 @ 104.50(d)	126,000	128,363
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/2020 @ 104.78(d)	77,000	78,925
Halcon Resources Corp., 8.63%,
2/1/20, Callable 3/13/2017 @ 104.31(d)	150,000	156,749
Halcon Resources Corp., 12.00%,
2/15/22, Callable 8/15/2018 @ 112.00(d)	30,000	33,900
HCA Holdings, Inc., 6.50%, 2/15/20	70,000	76,475
HCA Holdings, Inc., 8.00%, 10/1/18	65,000	70,850
HD Supply, Inc., 5.25%, 12/15/21,
Callable 12/15/2017 @ 103.94	40,000	42,100
HD Supply, Inc., 5.75%, 4/15/24,
Callable 4/15/2019 @ 104.31	7,000	7,350
Herc Rentals, Inc., 7.50%, 6/1/22,
Callable 6/1/2019 @ 103.75	85,000	91,800
Herc Rentals, Inc., 7.75%, 6/1/24,
Callable 6/1/2019 @ 105.81	55,000	59,538
Hertz Corp., 6.75%, 4/15/19, Callable
3/13/2017 @ 101.69	38,000	37,810

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
Holly Energy Partners LP, 6.00%,
8/1/24, Callable 8/1/2019 @ 104.50	18,000	18,855
Infor, Inc., 5.75%, 8/15/20, Callable
8/15/2017 @ 102.88	5,000	5,200
Infor, Inc., 6.50%, 5/15/22, Callable
5/15/2018 @ 103.25	125,000	128,281
Inventiv Group Holdings, Inc., 7.50%,
10/1/24, Callable 10/1/2019 @ 103.75	65,000	68,088
Jacobs Entertainment, Inc., 7.88%,
2/1/24, Callable 2/1/2020 @ 105.91(d)	25,000	25,719
JBS USA LLC, 8.25%, 2/1/20, Callable
3/13/2017 @ 102.06	40,000	41,000
JBS USA LLC/ JBS USA Finance LLC,
5.88%, 7/15/24, Callable 7/15/2019 @ 102.94	30,000	30,975
JBS USA LLC/ JBS USA Finance, Inc.,
7.25%, 6/1/21, Callable 3/10/2017 @ 103.63	50,000	51,625
JPMorgan Chase & Co., 5.30%,
Callable 5/1/2020 @ 100.00(a),(c)	60,000	61,650
JPMorgan Chase & Co., 6.00%,
Callable 8/1/2023 @ 100.00(a),(c)	85,000	87,338
Kaiser Aluminum Corp., 5.88%,
5/15/24, Callable 5/15/2019 @ 104.41	91,000	95,323
Kindred Healthcare, Inc., 6.38%,
4/15/22, Callable 4/15/2017 @ 104.78	215,000	186,781
Kindred Healthcare, Inc., 8.75%,
1/15/23, Callable 1/15/2018 @ 106.56	79,000	71,890
Landry's, Inc., 6.75%, 10/15/24,
Callable 10/15/2019 @ 103.38(d)	221,000	227,629
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 5/1/2018 @ 102.56	90,000	90,675
Level 3 Financing, Inc., 5.38%,
1/15/24, Callable 1/15/2019 @ 102.69	24,000	24,308
Level 3 Financing, Inc., 5.38%, 5/1/25,
Callable 5/1/2020 @ 102.69	39,000	39,805
LifePoint Health, Inc., 5.38%, 5/1/24,
Callable 5/1/2019 @ 104.03(d)	146,000	139,795
Match Group, Inc., 6.38%, 6/1/24,
Callable 6/1/2019 @ 104.78	91,000	97,598
MEDNAX, Inc., 5.25%, 12/1/23,
Callable 12/1/2018 @ 103.94	30,000	30,975
MGM Resorts International, 4.63%,
9/1/26, Callable 6/1/2026 @ 100.00	90,000	87,188
MGM Resorts International, 7.75%, 3/15/22	40,000	46,588
MGM Resorts International, 11.38%, 3/1/18	85,000	93,075
MGP Escrow Issuer LLC, 5.63%,
5/1/24, Callable 2/1/2024 @ 100.00	38,000	39,663
Molina Healthcare, Inc., 5.38%,
11/15/22, Callable 8/15/2022 @ 100.00	60,000	61,950
Morgan Stanley, 5.45%, Callable
7/15/2019@ 100.00(a),(c)	100,000	101,250
MPH Acquisition Holdings LLC, 7.13%,
6/1/24, Callable 6/1/2019 @ 105.34(d)	66,000	70,043
MPT Operating Partnership LP,
5.25%, 8/1/26, Callable 8/1/2021 @ 102.63	20,000	19,650
MPT Operating Partnership LP,
6.38%, 2/15/22, Callable 3/13/2017 @ 103.19	8,000	8,280
MPT Operating Partnership LP,
6.38%, 3/1/24, Callable 3/1/2019 @ 104.78	54,000	57,038
Navient Corp., 7.25%, 1/25/22, MTN	50,000	51,438
Navient Corp., 8.00%, 3/25/20, MTN	67,000	71,941
NRG Energy, Inc., 7.25%, 5/15/26,
Callable 5/15/2021 @ 103.63	118,000	123,458
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 3/13/2017 @ 103.94	130,000	134,550
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25	27,000	28,721
Parsley Energy LLC/Finance, 5.38%,
1/15/25, Callable 1/15/2020 @ 104.03(d)	18,000	18,450
PBF Holding Co. LLC, 7.00%,
11/15/23, Callable 11/15/2018 @ 105.25	133,000	135,328
PBF Holding Co. LLC, 8.25%, 2/15/20,
Callable 3/13/2017 @ 102.06	117,000	119,779
PBF Logistics LP, 6.88%, 5/15/23,
Callable 5/15/2018 @ 105.16	130,000	132,275
Penn National Gaming, Inc., 5.63%,
1/15/27, Callable 1/15/2022 @ 102.81(d)	52,000	52,066
Pilgrim's Pride Corp., 5.75%, 3/15/25,
Callable 3/15/2020 @ 102.88	65,000	65,447
Plastipak Holdings, Inc., 6.50%,
10/1/21, Callable 3/13/2017 @ 104.88	120,000	125,100
Platform Specialty Products Corp.,
10.38%, 5/1/21, Callable 5/1/2018 @ 105.19	35,000	38,938
Resolute Forest Products, Inc., 5.88%,
5/15/23, Callable 5/15/2017 @ 104.41	105,000	91,874
Reynolds GRP Iss/Reynold, 5.13%,
7/15/23, Callable 7/15/2019 @ 102.56	2,000	2,050
Rite Aid Corp., 6.13%, 4/1/23, Callable
4/1/2018 @ 104.59	47,000	48,939
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/2019 @ 102.81	161,000	159,188
Rose Rock Midstream LP, 5.63%,
7/15/22, Callable 7/15/2017 @ 104.22	140,000	139,299
RSI Home Products, Inc., 6.50%,
3/15/23, Callable 3/15/2018 @ 104.88	176,000	183,480
Sanchez Energy Corp., 6.13%,
1/15/23, Callable 7/15/2018 @ 103.06	195,000	187,199
Select Medical Holdings Corp., 6.38%,
6/1/21, Callable 3/13/2017 @ 104.78	212,000	209,879
Seminole Hard Rock Entertainment,
Inc., 5.88%, 5/15/21, Callable
3/13/2017 @ 104.41	187,000	189,804
Service Corp. International, 5.38%,
5/15/24, Callable 5/15/2019 @ 102.69	15,000	15,713
Shea Homes LP/FNDG CP, 5.88%,
4/1/23, Callable 4/1/2018 @ 104.41(d)	56,000	56,000
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/2019 @ 103.00	175,000	186,266
Southern Copper Corp., 5.88%, 4/23/45	5,000	5,096
Southern Copper Corp., 6.75%, 4/16/40	27,000	29,659
Southwestern Energy Co., 6.70%,
1/23/25, Callable 10/23/2024 @ 100.00(a)	127,000	127,635

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States, continued
Sprint Communications, Inc., 6.00%, 11/15/22	125,000	127,188
Sprint Corp., 7.88%, 9/15/23	380,000	415,377
Surgey Center Holdings, Inc., 8.88%,
4/15/21, Callable 4/15/2018 @ 106.66	95,000	102,838
Tallgrass Energy Partners/Finance,
5.50%, 9/15/24, Callable 9/15/2019 @ 104.13	54,000	54,810
Targa Resources Partners, 5.13%,
2/1/25, Callable 2/1/2020 @ 103.84	108,000	111,780
Targa Resources Partners, 6.75%,
3/15/24, Callable 9/15/2019 @ 103.38	77,000	84,123
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/2023 @ 100.00	110,000	114,400
Tenet Healthcare Corp., 6.00%, 10/1/20	100,000	105,500
Tenet Healthcare Corp., 8.13%, 4/1/22	245,000	247,449
Tennessee Merger Sub, Inc., 6.38%,
2/1/25, Callable 2/1/2020 @ 103.19(d)	55,000	53,763
T-Mobile US, Inc., 6.00%, 4/15/24,
Callable 4/15/2019 @ 104.50	5,000	5,338
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/2019 @ 103.25	150,000	161,640
T-Mobile US, Inc., 6.63%, 4/28/21,
Callable 4/28/2017 @ 103.32	150,000	156,375
Tribune Media Co., 5.88%, 7/15/22,
Callable 7/15/2018 @ 102.94	110,000	111,100
Tronox Ltd., 7.50%, 3/15/22, Callable
3/15/2018 @ 103.75(d)	120,000	116,999
Univision Communications, Inc.,
5.13%, 5/15/23, Callable 5/15/2018 @ 102.56	73,000	72,498
Valeant Pharmaceuticals International,
6.38%, 10/15/20, Callable 3/13/2017 @ 103.19(d)	59,000	51,846
Virgin Media Communications Ltd.,
6.38%, 4/15/23, Callable 4/15/2018 @ 103.19	200,000	209,999
Wells Fargo & Co., 7.98%, Callable
3/15/2018 @ 100.00(a),(c)	75,000	78,750
Windstream Services LLC, 7.75%,
10/1/21, Callable 3/13/2017 @ 103.88	146,000	148,950
WPX Energy, Inc., 7.50%, 8/1/20,
Callable 7/1/2020 @ 100.00	100,000	108,500
Zayo Group LLC, 6.00%, 4/1/23,
Callable 4/1/2018 @ 104.50	125,000	130,469
Zayo Group LLC / Zayo Capital, Inc.,
5.75%, 1/15/27, Callable 1/15/2022 @ 102.88(d)	9,000	9,203
		14,654,566
TOTAL CORPORATE BONDS
(COST $14,355,738)		14,654,566

	Shares
Investment Companies — 8.5%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.32%(e)	2,294,450	2,294,450
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.38%(e)	114,628	114,628

TOTAL INVESTMENT COMPANIES
(COST $2,409,078)		2,409,078

TOTAL INVESTMENT SECURITIES
(COST $27,749,738) — 99.4%		28,160,230
Other Assets (Liabilities) - 0.6%		183,638
NET ASSETS - 100%		$28,343,868
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2017. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(d)	Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.
(e)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.
MTN	Medium Term Note
LLC	Limited Liability Company
EUR	Euro

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Oil, Gas & Consumable Fuels	14.5
Media	9.3
Investment Companies	8.5
Diversified Telecommunication
Services	6.5
Health Care Providers & Services	6.4
Banks	6.3
Hotels, Restaurants & Leisure	4.7
Metals & Mining	4.5
Containers & Packaging	3.5
Wireless Telecommunication Services	3.0
Insurance	2.8
Electric Utilities	2.8
Sovereign Bonds	2.7
Consumer Finance	2.7
Chemicals	2.4
Household Durables	1.6
Capital Markets	1.5
Food Products	1.5
Trading Companies & Distributors	1.5
Construction Materials	1.3
Paper & Forest Products	0.8
Real Estate Management &
Development	0.8
IT Services	0.8
Machinery	0.8
Auto Components	0.7
Pharmaceuticals	0.7
Independent Power & Renewable
Electricity Producers	0.6
Food & Staples Retailing	0.6
Automobiles	0.6
Health Care Equipment & Supplies	0.5
Energy Equipment & Services	0.5
Road & Rail	0.5
Software	0.5
Gas Utilities	0.4
Multi-Utilities	0.4
Personal Products	0.3
Technology Hardware, Storage &
Peripherals	0.3
Internet Software & Services	0.3
Diversified Financial Services	0.3
Equity Real Estate Investment Trusts	0.3
Life Sciences Tools & Services	0.2
Beverages	0.2
Aerospace & Defense	0.1
Household Products	0.1
Diversified Consumer Services	0.1
Total	99.4

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2017, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	January 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2017(%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX Emerging Markets Index,
Series 25	Bank of America	6/20/21	2.40	100,000	1.00	(5,481)	(6,050)	569
CDX Emerging Markets Index,
Series 25	Bank of America	6/20/21	2.40	168,000	1.00	(9,208)	(12,297)	3,089
CDX Emerging Markets Index,
Series 25	Bank of America	6/20/21	2.40	65,000	1.00	(3,562)	(5,070)	1,508
						(18,251)	(23,417)	5,166

Centrally Cleared Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2017, the Fund's open centrally cleared credit default swap agreements were as follows:

		Implied				Upfront
		Credit				Premiums	Unrealized
		Spread at	Notional			Paid/	Appreciation/
	Expiration	January 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Date	2017(%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX N.A. High Yield Index,
Series 25	12/20/20	3.06	792,000	5.00	54,074	(9,504)	63,578
CDX N.A. High Yield Index,
Series 27	12/20/21	3.53	200,000	5.00	12,450	(8,879)	21,329
					66,524	(18,383)	84,907
____________________
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH YIELD BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

At January 31, 2017, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
European Euro	UBS AG	2/2/17	4,200,000	4,395,426	4,533,483	(138,057)
European Euro	UBS AG	3/2/17	4,200,000	4,522,056	4,538,039	(15,983)
				8,917,482	9,071,522	(154,040)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Indian Rupee	UBS AG	2/15/17	1,020,900	14,821	15,022	201
Mexican Peso	Bank of America	3/7/17	1,657,491	75,000	79,128	4,128
Turkish Lira	Morgan Stanley	2/22/17	110,557	32,000	29,159	(2,841)
				121,821	123,309	1,488

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Principal
	Amount †		Value ($)
Foreign Bonds — 22.3%
Belgium — 0.4%
AG Insurance SA-NV, 3.50%, 6/30/47,
Callable 6/30/27 @ 100 (a),(b)		100,000	104,972

China — 0.6%
Hutchison Whampoa Ltd., 3.75%,
Callable 5/10/18 @ 100 (a),(b),(c)		150,000	166,304

France — 5.9%
AXA SA, Series E, 3.94%, Callable
11/7/24 @ 100 (a),(b),(c)		100,000	111,399
Banque Federative du Credit Mutuel SA,
Series E, 3.00% (c)		100,000	115,398
BNP Paribas, Series E, 2.87%, 3/20/26,
Callable 3/20/21 @ 100 (a),(b)		150,000	167,807
BPCE SA, 2.75%, 7/08/26, Callable
7/8/21 @ 100 (a),(b)		200,000	221,328
Credit Agricole SA, 6.50%, Callable
6/23/21 @ 100 (a),(b),(c)		150,000	170,006
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)		100,000	118,653
Electricite de France SA, Series E,
5.38%, Callable 1/29/25 @ 100
(a),(b),(c)		100,000	108,495
GDF SUEZ, Series N10, 3.87%,
Callable 6/2/24 @ 100 (a),(b),(c)		100,000	114,129
GDF SUEZ, 4.75%, Callable 7/10/21 @
100 (a),(b),(c)		100,000	119,937
Novalis SAS, Registered, 3.00%,
4/30/22, Callable 4/30/18 @ 101.5 (b)		100,000	111,178
Orange SA, 4.25%, Callable 2/7/20 @
100 (a),(b),(c)		100,000	114,195
Societe Generale, 2.50%, 9/16/26,
Callable 9/16/21 @ 100 (a),(b)		100,000	109,571
			1,582,096
Germany — 3.0%
Bayer AG, Series E, 3.00%, 7/01/75,
Callable 7/1/20 @ 100 (a),(b)		150,000	164,292
Bertelsmann SE & Co. KGaA, 3.00%,
4/23/75, Callable 4/23/23 @ 100 (a),(b)		100,000	107,549
Commerzbank AG, Series E, 7.75%, 3/16/21		100,000	129,319
Unitymedia GmbH, Registered, 6.25%,
1/15/29, Callable 1/15/21 @ 103.13 (b)		150,000	181,647
Volkswagen AG, 5.12%, Callable 9/4/23
@ 100 (a),(b),(c)		175,000	204,483
			787,290
Guernsey — 0.4%
Credit Suisse Group Funding Ltd.,
Series E, 1.25%, 4/14/22		100,000	108,252

Ireland (Republic of) — 0.4%
Bank of Ireland, Series E, 4.25%,
6/11/24, Callable 6/11/19 @ 100 (a),(b)		100,000	111,448

Italy — 2.2%
Enel SpA, 5.00%, 1/15/75, Callable
1/15/20 @ 100 (a),(b)		100,000	114,157
Eni SpA, Series E, 0.75%, 5/17/22		150,000	162,152
EXOR SpA, 2.50%, 10/08/24		100,000	111,994
Intesa Sanpaolo SPA, Series E, 6.63%, 9/13/23		150,000	188,124
			576,427
Luxembourg — 2.4%
CNH Industrial Finance Europe SA,
Series E, 6.25%, 3/09/18		150,000	171,932
HeidelbergCement AG, 8.50%, 10/31/19		150,000	198,655
Talanx AG, Series E, 8.37%, 6/15/42,
Callable 6/15/22 @ 100 (a),(b)		200,000	270,957
			641,544
Netherlands — 3.8%
Aegon NV, Series E, 4.00%, Callable
4/25/24 @ 100 (a),(b),(c)		100,000	108,941
Alliander NV, 3.25%, Callable 11/27/18
@ 100 (a),(b),(c)		100,000	112,722
BMW Finance NV, Series E, 1.00%, 2/15/22		150,000	166,257
Fresenius SE & Co. KGaA, Registered,
3.00%, 2/01/21		100,000	117,393
Rabobank Nederland, Registered,
6.88%, 3/19/20		200,000	255,323
Telefonica SA, 7.62%, Callable 9/18/21
@ 100 (a),(b),(c)		100,000	124,026
Wolters Kluwer NV, 2.50%, 5/13/24,
Callable 2/13/24 @ 100 (b)		100,000	119,145
			1,003,807
Spain — 1.0%
Mapfre SA, 5.92%, 7/24/37, Callable
7/24/17 @ 100 (a),(b)		150,000	165,147
Santander Issuances, Series E, 2.50%, 3/18/25		100,000	105,069
			270,216
United Kingdom — 0.9%
FCE Bank PLC, Series E, 1.11%, 5/13/20	EUR	100,000	110,090
The Royal Bank of Scotland PLC,
Series E, 10.50%, 3/16/22,
Callable 3/16/17 @ 100 (a),(b)	EUR	125,000	136,479
			246,569
United States — 1.3%
Discovery Communications, Inc., 1.90%,
3/19/27, Callable 12/19/26 @ 100 (b)	EUR	100,000	103,054
The Goldman Sachs Group, Inc.,
4.75%, 10/12/21	EUR	100,000	126,116
ZF North America Capital, Inc., 2.25%, 4/26/19	EUR	100,000	112,033
			341,203

TOTAL FOREIGN BONDS
(COST $5,973,496)			5,940,128

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars — 32.7%
Argentina — 1.0%
Republic of Argentina, 5.63%, 1/26/22 (d)	150,000	150,375
Republic of Argentina, 6.88%, 1/26/27 (d)	80,000	79,120
YPF Sociedad Anonima, Registered,
8.50%, 3/23/21	36,000	39,015
		268,510
Australia — 1.2%
Chichester Metals Pty Ltd., 9.75%,
3/01/22, Callable 3/1/18 @ 109.75 (b)	37,000	42,920
Commonwealth Bank of Australia,
4.50%, 12/09/25	200,000	205,655
Macquarie Bank Ltd., 2.20%, 1/15/19 (a)	60,000	60,455
		309,030
Austria — 0.3%
JBS SA, Registered, 7.75%, 10/28/20,
Callable 10/28/17 @ 103.88 (b)	75,000	79,313

Bahamas — 0.1%
Silversea Cruise Finance, 7.25%,
2/01/25, Callable 2/1/20 @ 105.44 (b)(d)	18,000	18,499

Bermuda — 0.5%
Aircastle Ltd., 5.50%, 2/15/22	100,000	104,990
IHS Markit Ltd., 5.00%, 11/01/22,
Callable 8/1/22 @ 100 (b)	35,000	36,269
		141,259
Brazil — 2.7%
Banco Do Brasil (Cayman), Registered,
6.00%, 1/22/20	100,000	106,183
Centrais Eletricas Brasileiras SA,
Registered, 6.88%, 7/30/19	100,000	106,500
Federal Republic of Brazil, 5.63%, 1/07/41	100,000	93,500
Petrobras Brasileiro SA, 5.75%, 1/20/20	240,000	249,960
Petrobras Global Finance, 6.13%, 1/17/22	70,000	72,345
Vale Overseas Ltd., 6.25%, 8/10/26	34,000	36,550
Vale Overseas Ltd., 6.88%, 11/21/36	27,000	28,053
Vale SA, 5.63%, 9/11/42	31,000	28,343
		721,434
Canada — 1.9%
Cascades, Inc., 5.50%, 7/15/22,
Callable 7/15/17 @ 104.13 (b)	15,000	15,206
Cascades, Inc., 5.75%, 7/15/23,
Callable 7/15/18 @ 104.31 (b)	37,000	37,417
Ccl Industries, Inc., 3.25%, 10/01/26,
Callable 7/1/26 @ 100 (b)	30,000	28,488
Enbridge, Inc., 4.25%, 12/01/26,
Callable 9/1/26 @ 100 (b)	20,000	20,580
Enbridge, Inc., 6.00%, 1/15/77, Callable
1/15/27 @ 100 (a),(b)	65,000	65,812
First Quantum Minerals Ltd., 6.75%,
2/15/20, Callable 3/13/17 @ 103.38 (b)	13,000	13,333
Glencore Finance Canada Ltd., 6.00%, 11/15/41	100,000	102,999
Glencore Schweiz AG, 4.25%, 10/25/22	9,000	9,338
Hudbay Minerals, Inc., 7.25%, 1/15/23,
Callable 7/15/19 @ 103.63 (b)(d)	1,000	1,058
Hudbay Minerals, Inc., 7.63%, 1/15/25,
Callable 1/15/20 @ 105.72 (b)(d)	53,000	56,710
Lundin Mining Corp., 7.50%, 11/01/20,
Callable 11/1/17 @ 103.75 (b)	25,000	26,594
Lundin Mining Corp., 7.88%, 11/01/22,
Callable 11/1/18 @ 103.94 (b)	4,000	4,360
Mattamy Group Corp., 6.88%, 12/15/23,
Callable 12/15/19 @ 103.44 (b)(d)	3,000	3,090
Nova Chemicals Corp., 5.25%, 8/01/23,
Callable 8/1/18 @ 102.63 (b)	22,000	22,770
Nova Chemicals Corp., 5.00%, 5/01/25,
Callable 1/31/25 @ 100 (b)(d)	25,000	25,063
Teck Resources Ltd., 8.00%, 6/01/21,
Callable 6/1/18 @ 104 (b)	10,000	11,025
Valeant Pharmaceuticals International,
Inc., 5.88%, 5/15/23, Callable
5/15/18 @ 102.94 (b)	75,000	57,094
		500,937
Chile — 0.8%
Codelco, Inc., 5.63%, 9/21/35 (d)	15,000	16,219
CorpBanca SA, 3.13%, 1/15/18	200,000	201,179
		217,398
China — 3.1%
China Overseas Finance KY II, 5.50%, 11/10/20	200,000	216,576
China Overseas Land & Investment
Ltd., 4.25%, 5/08/19	200,000	208,218
CNOOC Finance (2013) Ltd., 3.00%, 5/09/23	200,000	193,873
Sinopec Group Overseas Development
(2012) Ltd., Registered, 3.90%, 5/17/22	200,000	206,509
		825,176
Colombia — 0.8%
Republic of Colombia, 4.38%, 7/12/21	200,000	210,800

Croatia — 0.4%
Croatia, Registered, 6.75%, 11/05/19	100,000	108,850

Dominican Republic — 0.4%
Dominican Republic, Registered, 7.50%, 5/06/21	100,000	110,000

France — 0.4%
Electricite de France SA, 5.25%,
Callable 1/29/23 @ 100 (a),(b),(c)	100,000	95,125

Guatemala — 0.1%
Central American Bottling Corp., 5.75%,
1/31/27, Callable 1/31/22 @
102.88 (b)(d)	19,000	19,137

Hong Kong — 0.7%
ICBCIL Finance Co. Ltd., 2.60%, 11/13/18	200,000	199,952

Hungary — 0.5%
Republic of Hungary, 6.25%, 1/29/20	20,000	21,960
Republic of Hungary, 6.38%, 3/29/21	100,000	111,966
		133,926

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Yankee Dollars, continued
India — 1.5%
Export-Import BK India, Series E,
2.75%, 8/12/20	200,000	199,185
State Bank India, Registered, 3.62%, 4/17/19	200,000	205,571
		404,756
Indonesia — 1.9%
Republic of Indonesia, 5.88%, 3/13/20	100,000	109,495
Republic of Indonesia, Registered,
3.38%, 4/15/23	400,000	393,338
		502,833
Ireland — 0.7%
Aercap Ireland Capital Ltd., 3.95%,
2/01/22, Callable 1/1/22 @ 100 (b)	150,000	152,733
Park Aerospace Holdings, 5.25%,
8/15/22 (d)	4,000	4,100
Shire Acq Inv Ireland DA, 3.20%,
9/23/26, Callable 6/23/26 @ 100 (b)	45,000	42,250
		199,083
Japan — 0.1%
Sumitomo Mitsui Financial Group, Inc.,
2.93%, 3/09/21	31,000	31,118

Luxembourg — 0.4%
Actavis Funding SCS, 4.75%, 3/15/45,
Callable 9/15/44 @ 100 (b)	100,000	98,622

Malaysia — 0.5%
Petronas Capital, Ltd., Registered,
7.88%, 5/22/22	100,000	122,678

Mexico — 3.2%
BBVA Bancomer SA Institucion de
Banca, Registered, 6.50%, 3/10/21	150,000	160,452
Cemex SAB de CV, 6.13%, 5/05/25,
Callable 5/5/20 @ 103.06 (b)	200,000	206,500
Petroleos Mexicanos, 6.38%, 2/04/21	80,000	85,534
Petroleos Mexicanos, 4.88%, 1/24/22	150,000	150,570
Petroleos Mexicanos, 5.38%, 3/13/22 (d)	20,000	20,410
Petroleos Mexicanos, 6.50%, 3/13/27 (d)	17,000	17,499
United Mexican States, 4.00%, 10/02/23	246,000	247,845
		888,810
Netherlands — 0.9%
LyondellBasell Industries NV, 4.63%,
2/26/55, Callable 8/26/54 @ 100 (b)	100,000	93,649
Mylan NV, 3.00%, 12/15/18	35,000	35,279
Sensata Technologies BV, 5.63%, 11/01/24	25,000	26,234
Teva Pharmaceuticals NE, 2.20%, 7/21/21	20,000	19,088
Teva Pharmaceuticals NE, 2.80%, 7/21/23	10,000	9,367
Teva Pharmaceuticals NE, 3.15%, 10/01/26	49,000	44,471
		228,088
Panama — 0.1%
Republic of Panama, 6.70%, 1/26/36	30,000	37,125

Peru — 0.6%
Banco de Credito del Peru, Registered,
5.38%, 9/16/20	30,000	32,612
Republic of Peru, 7.35%, 7/21/25	100,000	129,350
		161,962
Philippines — 0.1%
Republic of Philippines, 9.50%, 2/02/30	22,000	34,694

Poland — 0.3%
Republic of Poland, 5.13%, 4/21/21	70,000	76,329

Romania — 0.2%
Romania, Registered, 6.75%, 2/07/22	40,000	45,700

Russian Federation — 1.2%
Gazprom OAO Via Gaz Capital SA,
Registered, 4.95%, 7/19/22	300,000	308,821

Saudi Arabia — 0.7%
Saudi International Bond, 2.38%, 10/26/21 (d)	200,000	194,800

South Africa — 0.4%
Republic of South Africa, 4.67%, 1/17/24	100,000	101,075

Turkey — 1.9%
Akbank TAS, Registered, 3.88%, 10/24/17	150,000	150,594
Republic of Turkey, 7.00%, 3/11/19	100,000	106,199
Republic of Turkey, 7.00%, 6/05/20	30,000	32,340
Republic of Turkey, 6.88%, 3/17/36	213,000	220,455
		509,588
United Kingdom — 2.2%
Barclays, 4.38%, 1/12/26	200,000	200,906
Lloyds Banking Group PLC, 4.65%, 3/24/26	200,000	201,520
Santander UK Group Holdings PLC,
4.75%, 9/15/25	200,000	197,020
		599,446
United States — 0.2%
JBS USA LLC, 5.75%, 6/15/25, Callable
6/15/20 @ 102.88 (b)	41,000	42,087

Uruguay — 0.3%
Republica Orient Uruguay, 4.38%, 10/27/27	66,000	67,591

Venezuela — 0.4%
Petroleos de Venezuela SA, Registered,
12.75%, 2/17/22	30,000	19,875
Petroleos de Venezuela SA, Registered,
6.00%, 11/15/26	182,000	69,096
Republic of Venezuela, 7.75%, 10/13/19	25,000	15,125
		104,096
TOTAL YANKEE DOLLARS (COST $8,619,715)		8,718,648

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds — 37.7%
United States — 37.7%
AbbVie, Inc., 4.45%, 5/14/46, Callable
11/14/2045 @ 100.00	30,000	27,991
Aetna, Inc., 4.25%, 6/15/36, Callable
12/15/2035 @ 100.00	30,000	30,073
Aetna, Inc., 4.38%, 6/15/46, Callable
12/15/2045 @ 100.00	30,000	30,056
Air Lease Corp., 2.13%, 1/15/20	40,000	39,503
Air Lease Corp., 3.00%, 9/15/23,
Callable 7/15/2023 @ 100.00	30,000	29,102
Alcoa, Inc., 5.90%, 2/1/27	20,000	21,304
Ally Financial, Inc., 3.25%, 11/5/18	85,000	85,638
Ally Financial, Inc., 4.13%, 3/30/20	175,000	178,062
Ally Financial, Inc., 5.75%, 11/20/25,
Callable 10/20/2025 @ 100.00	13,000	13,262
AMC Entertainment Holdings, Inc.,
5.88%, 11/15/26, Callable 11/15/2021 @102.94	6,000	6,120
AMC Entertainment, Inc., 5.75%,
6/15/25, Callable 6/15/2020 @ 102.88	25,000	25,813
American Express Co., 5.20%, Callable
11/15/2019 @ 100.00(a),(c)	48,000	48,480
American Express Credit Corp., 1.66%,
11/5/18, Callable 10/15/2018 @ 100.00(a)	50,000	50,418
American Tower Corp., 4.40%, 2/15/26,
Callable 11/15/2025 @ 100.00	35,000	35,941
Amgen, Inc., 4.40%, 5/1/45, Callable
11/1/2044 @ 100.00	100,000	94,991
AMN Helthcare, Inc., 5.13%, 10/1/24,
Callable 10/1/2019 @ 103.84	5,000	5,013
Anheuser-Busch InBev Finance, 4.70%,
2/1/36, Callable 8/1/2035 @ 100.00	35,000	37,016
Antero Resources Corp., 5.00%, 3/1/25,
Callable 3/1/2020 @ 103.75(d)	65,000	63,538
AT&T, Inc., 4.80%, 6/15/44, Callable
12/15/2043 @ 100.00	25,000	23,129
AT&T, Inc., 5.25%, 3/1/37, Callable
9/1/2036 @ 100.00	35,000	34,835
AT&T, Inc., 5.65%, 2/15/47, Callable
8/15/2046 @ 100.00	75,000	77,958
Bank of America Corp., 2.15%, 11/9/20,
Callable 11/9/2019 @ 100.00	95,000	93,319
Bank of America Corp., 3.82%, 1/20/28,
MTN, Callable 1/20/2027 @ 100.00(a)	75,000	74,452
Bank of America Corp., 4.18%,
11/25/27, Callable 11/25/2026 @ 100.00	85,000	84,335
Bank of America Corp., 4.45%, 3/3/26	40,000	40,820
Bank of America Corp., 8.12%, Callable
5/15/2018 @ 100.00(a),(c)	75,000	78,210
Baxalta, Inc., 2.88%, 6/23/20, Callable
5/23/2020 @ 100.00	100,000	100,984
Biogen, Inc., 5.20%, 9/15/45, Callable
3/15/2045 @ 100.00	40,000	42,768
Blue Cube Spinco, Inc., 9.75%,
10/15/23, Callable 10/15/2020 @ 102.44	12,000	14,250
Blue Cube Spinco, Inc., 10.00%,
10/15/25, Callable 10/15/2020 @ 105.00	25,000	30,250
Blue Racer Midstream LLC, 6.13%,
11/15/22, Callable 11/15/2017 @ 104.59	14,000	14,353
Boise Cascade Co., 5.63%, 9/1/24,
Callable 9/1/2019 @ 104.22	13,000	13,228
Building Materials Corp., 6.00%,
10/15/25, Callable 10/15/2020 @ 103.00	40,000	42,250
Capital One Financial Corp., 3.75%,
7/28/26, Callable 6/28/2026 @ 100.00	65,000	62,810
Capital One Financial Corp., 4.20%,
10/29/25, Callable 9/29/2025 @ 100.00	35,000	35,201
Capital One Financial Corp., 5.55%,
Callable 6/1/2020 @ 100.00(a),(c)	50,000	50,994
Care Capital Properties LP, 5.13%,
8/15/26, Callable 5/15/2026 @ 100.00(d)	45,000	43,502
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20,
Callable 3/13/2017 @ 103.75	20,000	20,750
CCO Holdings LLC, 5.75%, 2/15/26,
Callable 2/15/2021 @ 102.88	10,000	10,597
CCO Holdings LLC, 5.88%, 4/1/24,
Callable 4/1/2019 @ 104.41	20,000	21,394
CCO Holdings LLC, 6.63%, 1/31/22,
Callable 2/16/2017 @ 103.31	75,000	77,625
Celgene Corp., 5.00%, 8/15/45, Callable
2/15/2045 @ 100.00	45,000	46,515
Centene Corp., 4.75%, 1/15/25, Callable
1/15/2020 @ 103.56	7,000	6,908
Centene Corp., 5.63%, 2/15/21, Callable
2/15/2018 @ 102.81	8,000	8,398
Centene Corp., 6.13%, 2/15/24, Callable
2/15/2019 @ 104.59	29,000	30,813
Central Garden & Pet Co., 6.13%,
11/15/23, Callable 11/15/2018 @ 104.59	31,000	33,170
CF Industries, Inc., 4.50%, 12/1/26(d)	30,000	30,033
Charter Communications Operating
LLC, 6.48%, 10/23/45, Callable
4/23/2045 @ 100.00	100,000	113,681
Chemours Co., 6.63%, 5/15/23, Callable
5/15/2018 @ 104.97	25,000	24,813
Cheniere Corp. Christi HD, 5.88%, 3/31/25(d)	5,000	5,288
Citigroup, Inc., 1.92%, 7/30/18(a)	100,000	100,544
Citigroup, Inc., 2.70%, 3/30/21	50,000	49,706
Citigroup, Inc., 2.90%, 12/8/21, Callable
11/8/2021 @ 100.00	50,000	49,830
Citigroup, Inc., 3.70%, 1/12/26	40,000	39,674
Citigroup, Inc., 4.13%, 7/25/28	50,000	49,022
Citigroup, Inc., 4.60%, 3/9/26	40,000	41,043
Citigroup, Inc., 5.80%, Callable
11/15/2019 @ 100.00(a),(c)	50,000	51,375
Clearwater Paper Corp., 5.38%, 2/1/25	40,000	39,750
Columbia Pipeline Group, 4.50%,
6/1/25, Callable 3/1/2025 @ 100.00	100,000	105,546
Comcast Corp., 3.40%, 7/15/46,
Callable 1/15/2046 @ 100.00	10,000	8,454
Continental Resources, 4.90%, 6/1/44,
Callable 12/1/2043 @ 100.00	100,000	88,000
Continental Resources, 5.00%, 9/15/22,
Callable 3/15/2017 @ 102.50	20,000	20,450
CSX Corp., 4.25%, 11/1/66, Callable
5/1/2066 @ 100.00	70,000	62,323
DaVita Healthcare Partners, Inc.,
5.00%, 5/1/25, Callable 5/1/2020 @ 102.50	20,000	19,537

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
DCP Midstream LLC, 8.13%, 8/16/30	55,000	63,388
Devon Energy Corp., 5.00%, 6/15/45,
Callable 12/15/2044 @ 100.00	98,000	98,277
Diamond 1 Finance/Diamond 2, 5.45%,
6/15/23, Callable 4/15/2023 @ 100.00	25,000	26,849
Diamond 1 Finance/Diamond 2, 5.88%,
6/15/21, Callable 6/15/2018 @ 102.94	6,000	6,329
Diamond 1 Finance/Diamond 2, 7.13%,
6/15/24, Callable 6/15/2019 @ 105.34	8,000	8,759
Diamondback Energy, Inc., 4.75%,
11/1/24, Callable 11/1/2019 @ 103.56	12,000	11,985
Diamondback Energy, Inc., 5.38%,
5/31/25, Callable 5/31/2020 @ 104.03(d)	27,000	27,878
Discover Financial Services, 3.95%,
11/6/24, Callable 8/6/2024 @ 100.00	100,000	99,258
Discovery Communications, Inc., 4.90%,
3/11/26, Callable 12/11/2025 @ 100.00	35,000	36,524
DISH DBS Corp., 5.88%, 7/15/22	75,000	77,963
Dominion Resources, Inc., 2.96%, 7/1/19(a)	30,000	30,406
Dominion Resources, Inc., 3.90%,
10/1/25, Callable 7/1/2025 @ 100.00	40,000	40,869
Eagle Materials, Inc., 4.50%, 8/1/26,
Callable 8/1/2021 @ 102.25	68,000	67,681
eBay, Inc., 2.50%, 3/9/18	40,000	40,356
Energy Transfer Equity LP, 5.88%,
1/15/24, Callable 10/15/2023 @ 100.00	25,000	26,688
Energy Transfer Partners, 5.30%,
4/15/47, Callable 10/15/2046 @ 100.00	25,000	24,608
Energy Transfer Partners LP, 3.60%,
2/1/23, Callable 11/1/2022 @ 100.00	100,000	100,195
Enilink Midstream Partners LP, 4.85%,
7/15/26, Callable 4/15/2026 @ 100.00	25,000	25,714
Enterprise Products Partners LP,
3.95%, 2/15/27, Callable 11/15/2026 @ 100.00	20,000	20,392
Enterprise Products Partners LP,
7.03%, 1/15/68, Callable 1/15/2018 @ 100.00(a)	100,000	103,982
EPR Properties, 4.75%, 12/15/26,
Callable 9/15/2026 @ 100.00	90,000	89,305
Equinix, Inc., 5.88%, 1/15/26, Callable
1/15/2021 @ 102.94	50,000	53,055
Equities Midstream Partners LP, 4.13%,
12/1/26, Callable 9/1/2026 @ 100.00	25,000	24,588
ESH Hospitality, Inc., 5.25%, 5/1/25,
Callable 5/1/2020 @ 102.63	30,000	30,105
Fifth Third Bancorp, 4.90%, Callable
9/30/2019 @ 100.00(a),(c)	50,000	48,313
First Data Corp., 5.00%, 1/15/24,
Callable 1/15/2019 @ 102.50	35,000	35,350
First Horizon National Corp., 3.50%,
12/15/20, Callable 11/15/2020 @ 100.00	50,000	50,918
First Quality Finance Co., Inc., 4.63%,
5/15/21, Callable 3/13/2017 @ 103.47	33,000	32,876
Ford Motor Co., 4.35%, 12/8/26,
Callable 9/8/2026 @ 100.00	70,000	70,196
Ford Motor Credit Co. LLC, 2.24%, 6/15/18	200,000	200,688
Freeport-McMoRan, Inc., 2.30%, 11/14/17	100,000	99,874
Freeport-McMoRan, Inc., 3.55%, 3/1/22,
Callable 12/1/2021 @ 100.00	19,000	17,765
Freeport-McMoRan, Inc., 3.88%,
3/15/23, Callable 12/15/2022 @ 100.00	12,000	11,070
Freeport-McMoRan, Inc., 6.88%,
2/15/23, Callable 2/15/2020 @ 103.44(d)	5,000	5,213
Freeport-McMoRan, Inc., Registered,
6.50%, 11/15/20, Callable 3/10/2017 @ 103.50	30,000	30,750
Fresenius Medical Care AG & Co.
KGaA, 5.88%, 1/31/22	50,000	53,999
Frontier Communications, 7.63%, 4/15/24	30,000	26,475
Frontier Communications, 8.88%,
9/15/20, Callable 6/15/2020 @ 100.00	45,000	47,925
General Motors Co., 6.60%, 4/1/36,
Callable 10/1/2035 @ 100.00	35,000	40,364
General Motors Financial Co., Inc.,
3.10%, 1/15/19	40,000	40,497
General Motors Financial Co., Inc.,
4.30%, 7/13/25, Callable 4/13/2025 @ 100.00	150,000	149,463
General Motors Financial Co., Inc.,
4.35%, 1/17/27	5,000	4,970
General Motors Financial Co., Inc.,
5.25%, 3/1/26, Callable 12/1/2025 @ 100.00	35,000	37,008
Genesis Energy LP, 5.75%, 2/15/21,
Callable 3/13/2017 @ 102.88	25,000	25,656
Genesis Energy LP, 6.75%, 8/1/22,
Callable 8/1/2018 @ 103.38	23,000	24,323
Glencore International AG, 4.63%, 4/29/24	5,000	5,174
GLP Capital LP, 5.38%, 4/15/26	5,000	5,206
Goldman Sachs Group, Inc., 2.35%,
11/15/21, Callable 11/15/2020 @ 100.00	55,000	53,470
Goldman Sachs Group, Inc., 3.75%,
2/25/26, Callable 11/25/2025 @ 100.00	30,000	29,966
Goldman Sachs Group, Inc., 5.38%,
Callable 5/10/2020 @ 100.00(a),(c)	50,000	51,000
Goodyear Tire & Rubber, 5.00%,
5/31/26, Callable 5/31/2021 @ 102.50	30,000	30,225
Greif, Inc., 7.75%, 8/1/19	30,000	33,263
Gulfport Energy Corp., 6.38%, 5/15/25,
Callable 5/15/2020 @ 104.78(d)	36,000	36,900
Halliburton Co., 4.85%, 11/15/35,
Callable 5/15/2035 @ 100.00	35,000	37,484
HCA Holdings, Inc., 5.25%, 4/15/25	100,000	105,250
HCA, Inc., 4.50%, 2/15/27, Callable
8/15/2026 @ 100.00	50,000	49,313
HealthSouth Corp., 5.75%, 11/1/24,
Callable 11/1/2017 @ 102.88	27,000	27,405
Herc Rentals, Inc., 7.50%, 6/1/22,
Callable 6/1/2019 @ 103.75(d)	49,000	52,920
Herc Rentals, Inc., 7.75%, 6/1/24,
Callable 6/1/2019 @ 105.81	5,000	5,413
Hess Corp., 4.30%, 4/1/27, Callable
1/1/2027 @ 100.00	100,000	99,976
Holly Energy Partners LP, 6.00%,
8/1/24, Callable 8/1/2019 @ 104.50	5,000	5,238
Host Hotels & Resorts LP, 4.50%,
2/1/26, Callable 11/1/2025 @ 100.00	50,000	51,238
Huntington Bancshares, 2.30%, 1/14/22,
Callable 12/14/2021 @ 100.00	70,000	67,880
Hyundai Capital America, 2.75%, 9/27/26(d)	28,000	25,316

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount ($)	Value ($)
Corporate Bonds, continued
United States , continued
Infor, Inc., 5.75%, 8/15/20, Callable
8/15/2017 @ 102.88	2,000	2,080
JBS USA LLC, 8.25%, 2/1/20, Callable
3/13/2017 @ 102.06	20,000	20,500
Kaiser Aluminum Corp., 5.88%, 5/15/24,
Callable 5/15/2019 @ 104.41	35,000	36,663
Kinder Morgan, Inc., 3.05%, 12/1/19,
Callable 11/1/2019 @ 100.00	150,000	152,556
Kinder Morgan, Inc., 5.05%, 2/15/46,
Callable 8/15/2045 @ 100.00	100,000	99,397
Kindred Healthcare, Inc., 6.38%,
4/15/22, Callable 4/15/2017 @ 104.78	50,000	43,438
Kraft Heinz Foods Co., 1.60%, 6/30/17	150,000	150,099
Kraft Heinz Foods Co., 4.38%, 6/1/46,
Callable 12/1/2045 @ 100.00	20,000	18,700
Kroger Co., 3.88%, 10/15/46, Callable
4/15/2046 @ 100.00	20,000	17,991
Lennar Corp., 4.75%, 5/30/25, Callable
2/28/2025 @ 100.00	70,000	70,525
Lennar Corp., 4.88%, 12/15/23, Callable
9/15/2023 @ 100.00	20,000	20,350
Level 3 Financing, Inc., 5.13%, 5/1/23,
Callable 5/1/2018 @ 102.56	25,000	25,188
Level 3 Financing, Inc., 5.38%, 1/15/24,
Callable 1/15/2019 @ 102.69	11,000	11,141
LifePoint Health, Inc., 5.38%, 5/1/24,
Callable 5/1/2019 @ 104.03	50,000	47,875
Live Nation Entertainment, Inc., 4.88%,
11/1/24, Callable 11/1/2019 @ 103.66(d)	30,000	30,000
Marathon Oil Corp., 2.70%, 6/1/20,
Callable 5/1/2020 @ 100.00	100,000	99,322
Masco Corp., 3.50%, 4/1/21, Callable
3/1/2021 @ 100.00	40,000	40,814
Match Group, Inc., 6.38%, 6/1/24,
Callable 6/1/2019 @ 104.78	27,000	28,958
McDonald's Corp., 4.88%, 12/9/45,
MTN, Callable 6/9/2045 @ 100.00	35,000	37,187
MEDNAX, Inc., 5.25%, 12/1/23, Callable
12/1/2018 @ 103.94	8,000	8,260
MGM Growth/MGM Finance, 4.50%,
9/1/26, Callable 6/1/2026 @ 100.00	25,000	23,938
MGM Resorts International, 4.63%,
9/1/26, Callable 6/1/2026 @ 100.00	25,000	24,219
MGP Escrow Issuer LLC, 5.63%, 5/1/24,
Callable 2/1/2024 @ 100.00	12,000	12,525
Molina Healthcare, Inc., 5.38%,
11/15/22, Callable 8/15/2022 @ 100.00	42,000	43,365
Morgan Stanley, 2.45%, 2/1/19, MTN	35,000	35,257
Morgan Stanley, 3.13%, 7/27/26, MTN	10,000	9,494
MPLX LP, 4.88%, 12/1/24, Callable
9/1/2024 @ 100.00	50,000	52,451
MPT Operating Partnership LP, 5.25%,
8/1/26, Callable 8/1/2021 @ 102.63	5,000	4,913
MPT Operating Partnership LP, 6.38%,
2/15/22, Callable 3/13/2017 @ 103.19	12,000	12,420
MPT Operating Partnership LP, 6.38%,
3/1/24, Callable 3/1/2019 @ 104.78	18,000	19,013
MSCI, Inc., 4.75%, 8/1/26, Callable
8/1/2021 @ 102.38	3,000	2,985
MSCI, Inc., 5.75%, 8/15/25, Callable
8/15/2020 @ 102.88	20,000	21,188
National CineMedia LLC, 6.00%,
4/15/22, Callable 4/15/2017 @ 103.00	30,000	30,975
Navient Corp., 8.00%, 3/25/20, MTN	75,000	80,531
Newell Brands, Inc., 5.38%, 4/1/36,
Callable 10/1/2035 @ 100.00	35,000	39,268
Newell Brands, Inc., 5.50%, 4/1/46,
Callable 10/1/2045 @ 100.00	35,000	39,566
NextEra Energy Capital, 2.06%, 9/1/17	100,000	100,377
NRG Energy, Inc., 7.25%, 5/15/26,
Callable 5/15/2021 @ 103.63	14,000	14,648
Omega Healthcare Investors, Inc.,
4.38%, 8/1/23, Callable 6/1/2023 @ 100.00	25,000	24,992
Outfront Media Capital LLC, 5.25%,
2/15/22, Callable 3/13/2017 @ 103.94	25,000	25,875
Outfront Media Capital LLC, 5.88%,
3/15/25, Callable 9/15/2019 @ 102.94	10,000	10,450
Owens Corning, Inc., 4.20%, 12/15/22,
Callable 9/15/2022 @ 100.00	100,000	104,043
Owens-Brockway Packaging, Inc.,
5.00%, 1/15/22	50,000	51,688
Owens-Brockway Packaging, Inc.,
6.38%, 8/15/25	5,000	5,319
Parsley Energy LLC/Finance, 5.38%,
1/15/25, Callable 1/15/2020 @ 104.03(d)	5,000	5,125
PBF Holding Co. LLC, 7.00%, 11/15/23,
Callable 11/15/2018 @ 105.25	25,000	25,438
PBF Holding Co. LLC, 8.25%, 2/15/20,
Callable 3/13/2017 @ 102.06	50,000	51,188
Penske Truck Leasing Co. LP, 3.20%,
7/15/20, Callable 6/15/2020 @ 100.00	100,000	101,862
Philip Morris International, Inc., 1.25%, 8/11/17	50,000	50,029
Pilgrim's Pride Corp., 5.75%, 3/15/25,
Callable 3/15/2020 @ 102.88	18,000	18,124
PulteGroup, Inc., 4.25%, 3/1/21,
Callable 2/1/2021 @ 100.00	70,000	71,707
PulteGroup, Inc., 5.50%, 3/1/26,
Callable 12/1/2025 @ 100.00	16,000	16,360
Quintiles Transnational Corp., 4.88%,
5/15/23, Callable 5/15/2018 @ 103.66	25,000	25,281
Resolute Forest Products, Inc., 5.88%,
5/15/23, Callable 5/15/2017 @ 104.41	50,000	43,750
Reynolds American, Inc., 5.85%,
8/15/45, Callable 2/15/2045 @ 100.00	100,000	116,198
Reynolds GRP Iss/Reynold, 5.13%,
7/15/23, Callable 7/15/2019 @ 102.56	77,000	78,924
Rose Rock Midstream LP, 5.63%,
11/15/23, Callable 5/15/2019 @ 102.81	50,000	49,438
Sabine Pass Liquefaction, 5.00%,
3/15/27, Callable 9/15/2026 @ 100.00	10,000	10,475
Sabine Pass Liquefaction, 5.63%,
3/1/25, Callable 12/1/2024 @ 100.00	35,000	38,019
Sabine Pass Liquefaction, 5.88%,
6/30/26, Callable 12/31/2025 @ 100.00	5,000	5,556
Sabre Global, Inc., 5.25%, 11/15/23,
Callable 11/15/2018 @ 103.94	32,000	32,400
SBA Communications Corp., 4.88%,
9/1/24, Callable 9/1/2019 @ 103.66	20,000	19,522
Schlumberger Holdings Corp., 1.90%, 12/21/17	20,000	20,081
Service Corp. International, 5.38%,
5/15/24, Callable 5/15/2019 @ 102.69	33,000	34,568
Sirius XM Radio, Inc., 6.00%, 7/15/24,
Callable 7/15/2019 @ 103.00	75,000	79,828

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal Amount ($)	Value ($)
United States, continued
Southern Copper Corp., 6.75%, 4/16/40	80,000	87,879
Spectra Energy Partners, 4.50%,
3/15/45, Callable 9/15/2044 @ 100.00	15,000	14,365
Sprint Communications, Inc., 9.00%, 11/15/18	10,000	10,950
Sprint Corp., 7.88%, 9/15/23	115,000	125,707
Steel Dynamics, Inc., 5.25%, 4/15/23,
Callable 4/15/2018 @ 102.63(d)	20,000	20,825
SunTrust Banks, Inc., 2.90%, 3/3/21,
Callable 2/3/2021 @ 100.00	31,000	31,349
Synchrony Financial, 3.70%, 8/4/26,
Callable 5/4/2026 @ 100.00	30,000	29,039
Synchrony Financial, 4.50%, 7/23/25,
Callable 4/24/2025 @ 100.00	100,000	103,285
Tallgrass Energy Partners/Finance,
5.50%, 9/15/24, Callable 9/15/2019 @ 104.13	15,000	15,225
Targa Resources Partners, 5.13%,
2/1/25, Callable 2/1/2020 @ 103.84	24,000	24,840
Taylor Morrison Communities, Inc.,
5.88%, 4/15/23, Callable 1/15/2023 @ 100.00	50,000	52,000
Tenet Healthcare Corp., 4.50%, 4/1/21	25,000	25,125
Tenet Healthcare Corp., 6.00%, 10/1/20	50,000	52,750
Tenneco, Inc., 5.00%, 7/15/26, Callable
7/15/2021 @ 102.50	3,000	2,996
The Williams Cos., Inc., 4.55%, 6/24/24,
Callable 3/24/2024 @ 100.00	100,000	101,249
Time Warner Cable, Inc., 4.50%,
9/15/42, Callable 3/15/2042 @ 100.00	100,000	89,845
Time Warner, Inc., 2.95%, 7/15/26,
Callable 4/15/2026 @ 100.00	35,000	32,178
T-Mobile US, Inc., 6.50%, 1/15/24,
Callable 1/15/2019 @ 103.25	100,000	107,760
T-Mobile US, Inc., 6.63%, 4/28/21,
Callable 4/28/2017 @ 103.32	50,000	52,125
Toll Bros Finance Corp., 4.88%,
11/15/25, Callable 8/15/2025 @ 100.00	20,000	20,050
Tribune Media Co., 5.88%, 7/15/22,
Callable 7/15/2018 @ 102.94	50,000	50,500
Universal Health Services, Inc., 4.75%,
8/1/22, Callable 8/1/2017 @ 103.56	30,000	30,188
Universal Health Services, Inc., 5.00%,
6/1/26, Callable 6/1/2021 @ 102.50	10,000	9,950
Univision Communications, Inc., 5.13%,
5/15/23, Callable 5/15/2018 @ 102.56	16,000	15,890
Verizon Communications, Inc., 4.13%, 8/15/46	30,000	25,836
Verizon Communications, Inc., 4.27%, 1/15/36	150,000	139,649
Viacom, Inc., 3.45%, 10/4/26, Callable
7/4/2026 @ 100.00	15,000	13,922
Walgreends Boots Allaince, 1.75%, 5/30/18	20,000	20,041
Wells Fargo & Co., 7.98%, Callable
3/15/2018 @ 100.00(a),(c)	50,000	52,500
Welltower, Inc., 4.25%, 4/1/26, Callable
1/1/2026 @ 100.00	35,000	36,184
Westlake Chemical Corp., 3.60%,
8/15/26, Callable 5/15/2026 @ 100.00	35,000	33,979
Westlake Chemical Corp., 5.00%,
8/15/46, Callable 2/15/2046 @ 100.00	35,000	35,068
Windstream Services LLC, 7.75%,
10/1/21, Callable 3/13/2017 @ 103.88	25,000	25,505
WPX Energy, Inc., 8.25%, 8/1/23,
Callable 6/1/2023 @ 100.00	50,000	56,875
Zayo Group LLC / Zayo Capital, Inc.,
5.75%, 1/15/27, Callable 1/15/2022 @ 102.88(d)	2,000	2,045
		10,088,783
TOTAL CORPORATE BONDS
(COST $9,891,444)		10,088,783

U.S. Treasury Obligations — 0.9%
U.S. Treasury Note — 0.9%
1.38%, 12/15/19	44,000	43,911
1.50%, 8/15/26	160,000	147,100
1.63%, 5/15/26	41,000	38,210
		229,221
TOTAL U.S. TREASURY OBLIGATIONS
(COST $242,160)		229,221

	Shares
Exchange Traded Fund — 0.6%
SPDR Barclays High Yield Bond ETF	4,255	157,052

TOTAL EXCHANGE TRADED FUND
(COST $162,954)		157,052

Investment Companies — 4.1%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.32%(e)	986,192	986,192
Northern Institutional Government
Select Portfolio, Institutional
Shares, 0.38%(e)	99,767	99,767

TOTAL INVESTMENT COMPANIES
(COST $1,085,959)		1,085,959

TOTAL INVESTMENT SECURITIES
(COST $25,975,728) — 98.3%		26,219,791
Other Assets (Liabilities) - 1.7%		456,448
NET ASSETS - 100%		$26,676,239
_____________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)

Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2017. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.

(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(d)

Rule 144A security or other security which is restricted as to resale to institutional investors. This security has been deemed liquid by the Investment Adviser based on procedures approved by the Board of Trustees.

(e)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.
ETF	Exchange-Traded Fund
MTN	Medium Term Note
SPA	Standby Purchase Agreement
SPDR	Standard & Poor's Depositary Receipt
LLC	Limited Liability Company
EUR	Euro

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2017:

Industry	Percentage of Net Assets at Value (%)
Banks	17.2
Oil, Gas & Consumable Fuels	13.9
Sovereign Bonds	10.3
Consumer Finance	5.3
Media	4.2
Investment Companies	4.1
Insurance	2.8
Health Care Providers & Services	2.7
Diversified Telecommunication Services	2.6
Metals & Mining	2.4
Electric Utilities	2.0
Automobiles	1.9
Construction Materials	1.8
Capital Markets	1.6
Real Estate Management & Development	1.6
Pharmaceuticals	1.6
Biotechnology	1.5
Multi-Utilities	1.5
Diversified Financial Services	1.5
Trading Companies & Distributors	1.4
Food Products	1.4
Containers & Packaging	1.3
Equity Real Estate Investment Trusts	1.3
Household Durables	1.3
Chemicals	1.2
Wireless Telecommunication Services	1.1
U.S. Treasury Obligation	0.9
Building Products	0.8
Industrial Conglomerates	0.6
Machinery	0.6
Road & Rail	0.6
Exchange Traded Fund	0.6
Tobacco	0.6
Professional Services	0.5
Auto Components	0.5
Hotels, Restaurants & Leisure	0.5
Commercial Services & Supplies	0.4
Paper & Forest Products	0.3
Internet Software & Services	0.3
Beverages	0.2
IT Services	0.2
Energy Equipment & Services	0.2
Food & Staples Retailing	0.2
Aerospace & Defense	0.1
Electrical Equipment	0.1
Household Products	0.1
Independent Power & Renewable Electricity Producers	0.1
Life Sciences Tools & Services	0.1
Diversified Consumer Services	0.1
Technology Hardware, Storage & Peripherals	0.1
Personal Products	0.1
Software	0.0
Total	98.3

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL HIGH INCOME BOND FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

Credit Default Swap Agreements - Sell Protection(a)

At January 31, 2017, the Fund's open credit default swap agreements were as follows:

			Implied				Upfront
			Credit				Premiums	Unrealized
			Spread at	Notional			Paid/	Appreciation/
		Expiration	January 31,	Amount	Fixed		(Received)	(Depreciation)
Underlying Instrument	Counterparty	Date	2017 (%)(b)	($)(c)	Rate (%)	Value ($)	($)	($)
CDX Emerging Markets Index,
Series 25	Bank Of America	6/20/21	2.40	220,000	1.00	(12,058)	(14,080)	2,022
CDX Emerging Markets Index,
Series 25	Bank Of America	6/20/21	2.40	220,000	1.00	(12,058)	(13,310)	1,252
CDX Emerging Markets Index,
Series 25	Bank Of America	6/20/21	2.40	220,000	1.00	(12,058)	(16,104)	4,046
						(36,174)	(43,494)	7,320
____________________
(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount of future payments that the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement. Alternatively, the notional amount represents the maximum potential amount of payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

At January 31, 2017, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
European Euro	UBS AG	2/2/17	5,575,000	5,834,405	6,017,659	(183,254)
European Euro	UBS AG	3/2/17	5,575,000	6,002,491	6,023,706	(21,215)
				11,836,896	12,041,365	(204,469)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Long Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
Indian Rupee	UBS AG	2/15/17	2,382,100	34,583	35,051	468
Turkish Lira	Morgan Stanley	2/22/17	231,478	67,000	61,051	(5,949)
				101,583	96,102	(5,481)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL EQUITY VOLATILITY FOCUSED FUND

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Shares	Value ($)
Common Stocks — 98.2%
Australia — 3.6%
Telstra Corp. Ltd.	48,416	183,546
Woodside Petroleum Ltd.	8,453	202,270
		385,816
Canada — 0.9%
Power Financial Corp.	3,647	94,770

China — 1.5%
Industrial & Commercial Bank of China
Ltd., Class H	251,000	154,637

France — 2.5%
Capital Gemini SA	2,120	172,471
Publicis Groupe	625	42,879
Sodexo	497	54,907
		270,257
Germany — 4.1%
Muenchener Rueckversicherungs-
Gesellschaft AG, Registered
Shares	999	187,412
SAP SE	2,711	247,649
		435,061
Hong Kong — 3.1%
BOC Hong Kong (Holdings) Ltd.	27,500	110,586
China Mobile Ltd.	19,500	220,794
		331,380
Indonesia — 1.6%
PT Bank Mandiri (Persero) Tbk	211,400	172,630

Ireland — 1.9%
Accenture plc, Class A	1,736	197,678

Japan — 13.9%
ABC-Mart, Inc.	1,800	104,597
Hitachi High-Technologies Corp.	1,800	77,252
Japan Tobacco, Inc.	3,500	112,853
Mitsubishi Electric Corp.	11,000	167,743
Mitsubishi UFJ Financial Group, Inc.	14,800	95,821
NTT DoCoMo, Inc.	6,800	163,028
Oracle Corp. Japan	1,500	83,976
OTSUKA Corp.	3,800	195,571
Secom Co. Ltd.	800	57,869
Sekisui Chemical	6,000	98,007
Sumitomo Mitsui Financial Group, Inc.	2,000	78,856
Trend Micro, Inc.	6,000	233,059
		1,468,632
Netherlands — 0.7%
AKZO Nobel NV	1,074	72,791

Singapore — 2.0%
DBS Group Holdings Ltd.	15,400	207,337

Switzerland — 5.5%
Nestle SA, Registered Shares	2,525	184,532
Roche Holding AG	508	119,644
Swiss Life Holding, Registered Shares	694	209,821
Wolseley plc	1,168	72,089
		586,086
United Kingdom — 7.5%
BAE Systems plc	30,604	224,033
Compass Group plc	13,220	234,789
GlaxoSmithKline plc	8,774	168,629
Unilever plc	4,103	166,563
		794,014
United States — 49.4%
3M Co.	852	148,947
Altria Group, Inc.	3,096	220,373
AutoZone, Inc.(a)	306	221,843
Avery Dennison Corp.	3,041	222,054
Cisco Systems, Inc.	4,738	145,551
CVS Health Corp.	1,201	94,651
Dr Pepper Snapple Group, Inc.	2,200	200,640
Everest Re Group Ltd.	894	196,617
Expeditors International of Washington, Inc.	4,016	209,153
Exxon Mobil Corp.	2,718	228,013
Hasbro, Inc.	874	72,114
HCA Holdings, Inc.(a)	1,342	107,736
Illinois Tool Works, Inc.	2,129	270,809
Intel Corp.	4,022	148,090
Johnson & Johnson	1,859	210,532
JPMorgan Chase & Co.	2,804	237,303
Kimberly-Clark Corp.	910	110,228
Kroger Co.	5,895	200,194
Microsoft Corp.	2,497	161,431
Omnicom Group, Inc.	2,632	225,431
Philip Morris International, Inc.	1,709	164,286
Phillips 66	1,930	157,527
PPG Industries, Inc.	1,078	107,811
Quintiles Transnational Holdings, Inc.(a)	3,268	256,505
The Goldman Sachs Group, Inc.	797	182,768
The Home Depot, Inc.	1,553	213,661
The TJX Co., Inc.	1,105	82,787
The Travelers Co., Inc.	2,083	245,336
Verizon Communications, Inc.	3,959	194,031
		5,236,422
TOTAL COMMON STOCKS
(COST $9,715,280)		10,407,511

Investment Companies — 1.5%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.32%(b)	158,519	158,519
TOTAL INVESTMENT COMPANIES
(COST $158,519)		158,519

TOTAL INVESTMENT SECURITIES
(COST $9,873,799) — 99.7%		10,566,030
Other Assets (Liabilities) - 0.3%		35,180
NET ASSETS - 100%		$10,601,210
____________________
(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC GLOBAL EQUITY VOLATILITY FOCUSED FUND

Schedule of Portfolio Investments — as of January 31, 2017 (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Banks	10.1
Insurance	8.9
Software	6.8
Specialty Retail	5.9
Oil, Gas & Consumable Fuels	5.5
IT Services	5.3
Tobacco	4.7
Pharmaceuticals	4.7
Wireless Telecommunication Services	3.6
Diversified Telecommunication Services	3.6
Food & Staples Retailing	2.8
Hotels, Restaurants & Leisure	2.7
Machinery	2.6
Media	2.5
Life Sciences Tools & Services	2.4
Containers & Packaging	2.1
Aerospace & Defense	2.1
Air Freight & Logistics	2.0
Beverages	1.9
Chemicals	1.7
Capital Markets	1.7
Food Products	1.7
Electrical Equipment	1.6
Personal Products	1.6
Investment Companies	1.5
Industrial Conglomerates	1.4
Communications Equipment	1.4
Semiconductors & Semiconductor Equipment	1.4
Household Products	1.0
Health Care Providers & Services	1.0
Household Durables	0.9
Trading Companies & Distributors	0.7
Electronic Equipment, Instruments & Components	0.7
Leisure Products	0.7
Commercial Services & Supplies	0.5
Total	99.7

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited)

	Principal
	Amount †		Value ($)
Foreign Bonds — 88.4%
Australia — 0.9%
BHP Billiton Ltd., 5.62%, 10/22/79,
Callable 10/22/24 @ 100 (a),(b)		200,000	246,893

Austria — 1.6%
Sappi Ltd., Registered, 4.00%,
4/01/23, Callable 4/1/19 @ 102 (b)		100,000	113,877
Telekom Austria AG, 5.62%,
Callable 2/1/18 @ 100 (a),(b),(c)		300,000	338,896
			452,773
Belgium — 1.2%
KBC Groep NV, 5.62%, Callable
3/19/19 @ 100 (a),(b),(c)		300,000	326,265

Denmark — 2.5%
Danske Bank A/S, 5.75%, Callable
4/6/20 @ 100 (a),(b),(c)	EUR	200,000	226,318
DONG Energy A/S, 6.25%,
12/31/13, Callable 6/26/23 @
100 (a),(b)	EUR	300,000	369,155
TDC A/S, 3.50%, 2/26/15, Callable
2/26/21 @ 100 (a),(b)	EUR	100,000	105,781
			701,254
France — 27.6%
Accor SA, 4.12%, Callable 6/30/20
@ 100 (a),(b),(c)		300,000	333,477
Arkema SA, 4.75%, Callable
10/29/20 @ 100 (a),(b),(c)		300,000	344,949
AXA SA, Series E, 3.94%,
Callable 11/7/24 @ 100 (a),(b),(c)		400,000	445,596
Bisoho SAS, Registered, 5.88%,
5/01/23, Callable 5/1/19 @
102.94 (b)		100,000	116,170
BNP Paribas Cardif SA, 4.03%,
Callable 11/25/25 @ 100 (a),(b),(c)		200,000	215,857
BPCE SA, 12.50%, Callable
9/30/19 @ 100 (a),(b),(c)		200,000	276,529
BPCE SA, Series E, 6.12%,
Callable 10/30/17 @ 100 (a),(b),(c)		100,000	111,988
Credit Agricole Assurances SA,
4.50%, Callable 10/14/25 @
100 (a),(b),(c)		300,000	319,421
Credit Agricole SA, 6.50%,
Callable 6/23/21 @ 100 (a),(b),(c)		200,000	226,674
Credit Agricole SA, 7.87%,
Callable 10/26/19 @ 100 (a),(b),(c)		200,000	250,893
Crown International Holdings,
Registered, 4.00%, 7/15/22,
Callable 4/15/22 @ 100 (b)		300,000	355,959
Europcar Groupe SA, 5.75%,
6/15/22, Callable 6/15/18 @
102.88 (b)		200,000	225,582
Faurecia, 3.13%, 6/15/22, Callable
6/15/18 @ 101.56 (b)		500,000	555,891
GDF SUEZ, Series N10, 3.87%,
Callable 6/2/24 @ 100 (a),(b),(c)		300,000	342,387
HomeVi SAS, Registered, 6.88%,
8/15/21, Callable 8/15/17 @
103.44 (b)		100,000	114,695
Lion Polaris II SAS, Registered,
4.25%, 8/01/19, Callable
2/21/17 @ 100 (a),(b)		93,917	102,394
Mobilux Finance SAS Registered,
5.50%, 11/15/24, Callable
11/15/19 @ 102.75 (b)		100,000	112,167
Novalis SAS, Registered, 3.00%,
4/30/22, Callable 4/30/18 @
101.5 (b)		250,000	277,946
Orange SA, 5.25%, Callable
2/7/24 @ 100 (a),(b),(c)		750,000	891,558
Rexel SA, 3.50%, 6/15/23,
Callable 6/15/19 @ 101.75 (b)		250,000	280,631
Scor Se, 3.62%, 5/27/48, Callable
5/27/28 @ 100 (a),(b)		200,000	220,003
Societe Generale, 9.37%, Callable
9/4/19 @ 100 (a),(b),(c)		100,000	128,586
Solvay SA, 5.42%, Callable
11/12/23 @ 100 (a),(b),(c)		300,000	350,857
Suez Environnement Co., 2.50%,
Callable 3/30/22 @ 100 (a),(b),(c)		100,000	109,694
Tereos Finance Groupe I, 4.13%,
6/16/23, Callable 3/16/23 @
100 (b)		100,000	111,988
Total SA, Series E, 3.37%,
Callable 10/6/26 @ 100 (a),(b),(c)		100,000	104,567
Total SA, Series E, 2.62%,
Callable 2/26/25 @ 100 (a),(b),(c)		300,000	304,796
Total SA, 3.88%, Callable 5/18/22
@ 100 (a),(b),(c)		150,000	170,417
Veolia Environnement SA, 4.45%,
Callable 4/16/18 @ 100 (a),(b),(c)		200,000	224,921
			7,626,593
Germany — 10.6%
Allianz SE, 4.75%, Callable
10/24/23 @ 100 (a),(b),(c)		200,000	237,330
Bayer AG, 3.75%, 7/01/74,
Callable 7/1/24 @ 100 (a),(b)		250,000	274,634
Bertelsmann SE & Co. KGaA,
3.00%, 4/23/75, Callable
4/23/23 @ 100 (a),(b)		100,000	107,549
Commerzbank AG, Series E,
7.75%, 3/16/21		200,000	258,638
Commerzbank AG, Series E,
4.00%, 3/23/26		150,000	163,203
Deutsche Bank AG, Series E,
5.00%, 6/24/20		100,000	116,543
Heidelbergcement AG, 2.25%,
6/03/24, Callable 3/3/24 @
100 (b)		100,000	114,299
Lanxess AG, 4.50%, 12/06/76,
Callable 6/6/23 @ 100 (a),(b)		50,000	56,277

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

		Principal
		Amount †	Value ($)
Foreign Bonds, continued
Germany, continued
Merck KGaA, 2.62%, 12/12/74,
Callable 6/12/21 @ 100 (a),(b)		200,000	222,831
Muenchener Rueckversicherungs,
5.77%, Callable 6/12/17 @
100 (a),(b),(c)		250,000	274,613
Techem Energy Metereing Service
GMBH, Registered, 6.13%,
10/01/19, Callable 2/20/17 @
103.06 (b)		100,000	111,494
Unitymedia Hessen GmbH & Co.
Registered, 4.63%, 2/15/26,
Callable 2/15/21 @ 102.31 (b)		500,000	572,515
Volkswagen AG, 2.50%, Callable
3/20/22 @ 100 (a),(b),(c)		300,000	313,555
Wepa Hygieneprodukte GMB,
Registered, 3.75%, 5/15/24,
Callable 5/15/19 @ 101.88 (b)		100,000	112,728
			2,936,209
Ireland — 0.8%
Aquarius & Investment PLC,
Series E, 4.25%, 10/02/43,
Callable 10/2/23 @ 100 (a),(b)		100,000	117,975
Smurfit Kappa Funding PLC,
Registered, 3.25%, 6/01/21,
Callable 3/10/21 @ 100 (b)		100,000	115,971
			233,946
Italy — 0.4%
LKQ Italia Bondco SpA,
Registered, 3.88%, 4/01/24,
Callable 1/1/24 @ 100 (b)		100,000	113,931

Jersey — 1.2%
Adient Global Holdings,
Registered, 3.50%, 8/15/24,
Callable 5/15/24 @ 100 (b)		100,000	107,805
Avis Budget Finance PLC,
Registered, 4.13%, 11/15/24,
Callable 11/15/19 @ 103.09 (b)		100,000	105,026
Lincoln Finance Holdings Pte Ltd.,
Registered, 6.88%, 4/15/21,
Callable 4/15/18 @ 103.44 (b)		100,000	116,305
			329,136
Luxembourg — 6.6%
CNH Industrial Finance Europe
SA, Series E, 6.25%, 3/09/18		200,000	229,243
FMC Finance VIII SA, Registered,
6.50%, 9/15/18		100,000	118,354
Hanesbrands Finance
Luxembourg, Registered,
3.50%, 6/15/24, Callable
3/15/24 @ 100 (b)		100,000	111,432
Hannover Finance SA, 5.75%,
9/14/40, Callable 9/14/20 @
100 (a),(b)		100,000	122,907
HeidelbergCement Finance
Luxembourg SA, 7.50%, 7/03/20		300,000	396,131
P4 SP Zoo, Registered, 5.25%,
2/01/19, Callable 2/21/17 @
101.31 (b)		100,000	109,397
Talanx AG, Series E, 8.37%,
6/15/42, Callable 6/15/22 @
100 (a),(b)		300,000	406,435
Telenet Finance VI Luxembourg
SCA, Registered, 4.88%,
7/15/27, Callable 7/15/21 @
102.44 (b)		200,000	225,703
Trinseo Materials Operating Sca /
Trinseo Material, 6.38%,
5/01/22, Callable 5/1/18 @
103.19 (b)		100,000	115,345
			1,834,947
Mexico — 1.3%
America Movil Sab de CV, Series
B, 6.37%, 9/06/73, Callable
9/6/23 @ 100 (a),(b)	EUR	200,000	243,070
Cemex SAB de CV, Registered,
4.38%, 3/05/23, Callable
3/5/19 @ 102.19 (b)	EUR	100,000	111,178
			354,248
Netherlands — 16.4%
ABN AMRO Bank NV, 7.13%,
7/06/22		200,000	273,360
ABN AMRO Bank NV, 5.75%,
Callable 9/22/20 @ 100 (a),(b),(c)		200,000	222,095
Allianz SE, 4.37%, Callable
2/17/17 @ 100 (a),(b),(c)		200,000	216,234
Axalta Coating, Registered,
3.75%, 1/15/25, Callable
1/15/20 @ 102.81 (b)		100,000	110,639
Cooperatieve Rabobank UA,
5.50%, 1/22/49, Callable
6/29/20 @ 100 (a),(b)		200,000	220,198
Fresenius SE & Co., Registered,
4.00%, 2/01/24		250,000	314,240
Gas Natural Fenosa Finance BV,
4.12%, Callable 11/18/22 @
100 (a),(b),(c)		200,000	219,118
Goodyear Tire & Rubber Co.,
Registered, 3.75%, 12/15/23,
Callable 12/15/18 @ 101.88 (b)		250,000	283,586
Iberdrola SA, 5.75%, Callable
2/27/18 @ 100 (a),(b),(c)		200,000	227,218
ING Bank NV, Series E, 3.00%,
4/11/28, Callable 4/11/23 @
100 (a),(b)		100,000	112,743
InterXion Holding NV, Registered,
6.00%, 7/15/20, Callable
2/21/17 @ 104.5 (b)		100,000	112,932
Koninklijke KPN NV, 6.12%,

Callable 9/14/18 @ 100 (a),(b),(c)		300,000	346,805
NN Group NV, 4.62%, 4/08/44,
Callable 4/8/24 @ 100 (a),(b)		200,000	227,150
PHOENIX Pharmahandel GmbH &
Co., 3.63%, 7/30/21		200,000	240,167
Schaeffler AG, Registered, 3.50%,
5/15/22, Callable 5/15/17 @
101.75 (b)		300,000	331,915

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

	Principal
	Amount †		Value ($)
Foreign Bonds, continued
Netherlands, continued
Swiss Reinsurance Co., 2.60%,
Callable 9/1/25 @ 100 (a),(b),(c)		400,000	414,284
Telefonica Europe BV, 3.75%,
Callable 3/15/22 @ 100 (a),(b),(c)		100,000	106,051
Telefonica SA, 7.62%, Callable
9/18/21 @ 100 (a),(b),(c)		200,000	248,053
UPC Holding BV, Registered,
6.38%, 9/15/22, Callable
9/15/17 @ 103.19 (b)		100,000	114,265
Vonovia Finance BV, 4.62%,
4/08/74, Callable 4/8/19 @
100 (a),(b)		200,000	226,534
			4,567,587
Spain — 1.6%
Almirall SA, Registered, 4.63%,
4/01/21, Callable 4/1/17 @
102.31 (b)		100,000	111,054
Banco Santander SA, 6.25%,
Callable 3/12/19 @ 100 (a),(b),(c)		100,000	102,680
Caixabank SA, 5.00%, 11/14/23,
Callable 11/14/18 @ 100
(a),(b)		100,000	113,941
Mapfre SA, 5.92%, 7/24/37,
Callable 7/24/17 @ 100 (a),(b)		100,000	110,098
			437,773
Sweden — 1.2%
Hoist Kredit AB, 3.13%, 12/09/19	EUR	100,000	113,158
Volvo Treasury AB, 4.20%,
6/10/75, Callable 6/10/20 @
100 (a),(b)	EUR	200,000	225,299
			338,457
Switzerland — 2.1%
Credit Suisse AG, 5.75%, 9/18/25,
Callable 9/18/20 @ 100 (a),(b)		200,000	240,067
UBS AG, 4.75%, 2/12/26, Callable
2/12/21 @ 100 (a),(b)		100,000	117,505
UBS Group AG, 5.75%, Callable
2/19/22 @ 100 (a),(b),(c)		200,000	230,722
			588,294
United Kingdom — 7.0%
Aviva PLC, Series E, 3.37%,
12/04/45, Callable 12/4/25 @
100 (a),(b)	EUR	300,000	313,904
Barclays Bank PLC, 14.00%,
Callable 6/15/19 @ 100 (a),(b),(c)		150,000	231,582
Heathrow Finance PLC, 5.38%,
9/02/19		300,000	411,195
Lloyds Banking Group PLC,
6.37%, Callable 6/27/20 @
100 (a),(b),(c)	EUR	200,000	225,557
National Grid PLC, 4.25%,
6/18/76, Callable 6/18/20 @
100 (a),(b)	EUR	350,000	405,717
SSE PLC, 3.88%, Callable 9/10/20
@ 100 (a),(b),(c)		200,000	251,749
Worldpay Finance PLC,
Registered, 3.75%, 11/15/22	EUR	100,000	114,632
			1,954,336
United States — 5.4%
Ball Corp., 4.38%, 12/15/23	EUR	100,000	120,758
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	100,000	107,029
MPT Operating Partnership LP,
4.00%, 8/19/22, Callable
5/19/22 @ 100 (b)	EUR	100,000	113,661
Newell Brands, Inc., 3.75%, 10/01/21	EUR	300,000	360,592
PVH Corp., 3.63%, 7/15/24,
Callable 4/15/24 @ 100 (b)	EUR	100,000	111,031
Quintiles IMS, Inc., Registered,
3.50%, 10/15/24, Callable
10/15/19 @ 101.75 (b)	EUR	100,000	112,513
Sealed Air Corp., 4.50%, 9/15/23,
Callable 6/15/23 @ 100 (b)	EUR	100,000	119,679
Spectrum Brand, Inc. Registered,
4.00%, 10/01/26, Callable
10/1/21 @ 102 (b)	EUR	100,000	111,327
VWR Funding, Inc., 4.63%,
4/15/22, Callable 4/15/18 @
102.31 (b)	EUR	100,000	111,124
ZF Friedrichshafen AG, 2.75%, 4/27/23	EUR	200,000	227,322
			1,495,036
TOTAL FOREIGN BONDS
(COST $23,497,559)			24,537,678

Yankee Dollar — 0.7%
Austria — 0.7%
Erste Group Bank AG, 5.50%,
5/26/25, Callable 5/26/20 @
100 (a),(b)		200,000	204,442

TOTAL YANKEE DOLLAR
(COST $198,488)			204,442

	Shares
Investment Companies — 6.2%
Northern Institutional Government
Assets Portfolio, Institutional
Shares, 0.32%(d)	1,734,905		1,734,905
TOTAL INVESTMENT COMPANIES
(COST $1,734,905)			1,734,905
TOTAL INVESTMENT SECURITIES
(COST $25,430,952) — 95.3%			26,477,025
Other Assets (Liabilities) - 4.7%			1,302,131
NET ASSETS - 100%			$27,779,156
____________________
†	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(a)	Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short-term interest rates. The rates presented represent the rates in effect on January 31, 2017. The maturity dates presented reflect the final maturity dates. However, some of these securities may contain put or demand features that allow the Fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
(b)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date.
(d)	The rate represents the annualized one-day yield that was in effect on January 31, 2017.
MTN	Medium Term Note
EUR	Euro

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

The Fund invested, as a percentage of net assets at value, in the following industries, as of January 31, 2017:

Percentage of
Industry	Net Assets at Value (%)
Banks	15.1
Insurance	11.7
Diversified Telecommunication
Services	7.8
Investment Companies	6.2
Auto Components	5.5
Multi-Utilities	3.9
Chemicals	3.5
Media	3.4
Electric Utilities	3.0
Health Care Providers & Services	2.8
Capital Markets	2.5
Containers & Packaging	2.5
Oil, Gas & Consumable Fuels	2.5
Construction Materials	2.2
Pharmaceuticals	2.2
Automobiles	1.9
Transportation Infrastructure	1.5
Commercial Services & Supplies	1.4
Household Durables	1.3
Wireless Telecommunication Services	1.3
Textiles, Apparel & Luxury Goods	1.2
Hotels, Restaurants & Leisure	1.2
Road & Rail	1.2
Trading Companies & Distributors	1.0
Metals & Mining	0.9
Distributors	0.8
IT Services	0.8
Machinery	0.8
Real Estate Management &
Development	0.8
Gas Utilities	0.8
Household Products	0.8
Paper & Forest Products	0.4
Life Sciences Tools & Services	0.4
Food Products	0.4
Diversified Financial Services	0.4
Food & Staples Retailing	0.4
Equity Real Estate Investment Trusts	0.4
Specialty Retail	0.4
Total	95.3

At January 31, 2017, the Fund's open forward foreign currency exchange contracts were as follows:

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
British Pound	Credit Agricole	3/10/17	834,000	1,012,422	1,049,780	(37,358)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

HSBC EURO HIGH YIELD BOND FUND (USD HEDGED)

Schedule of Portfolio Investments — as of January 31, 2017 (Unaudited) (continued)

			Contract			Net Unrealized
			Amount			Appreciation/
		Delivery	(Local	Contract		(Depreciation)
Short Contracts	Counterparty	Date	Currency)	Value ($)	Value ($)	($)
European Euro	Credit Agricole	3/10/17	23,220,000	24,688,620	25,100,819	(412,199)
				25,701,042	26,150,599	(449,557)

HSBC FAMILY OF FUNDS	See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments
(Unaudited)	January 31, 2017

1. Organization:

The HSBC Funds (the "Trust"), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. As of January 31, 2017, the Trust is composed of 19 separate operational funds, each a series of the HSBC Family of Funds. The accompanying Schedules of Portfolio Investments ("Schedules") are presented for the following funds (individually a "Fund," collectively the "Funds"):

Fund	Short Name
HSBC Opportunity Fund	Opportunity Fund
HSBC Opportunity Fund (Class I)	Opportunity Fund (Class I)
(Collectively the "Feeder Funds")

HSBC Opportunity Portfolio	Opportunity Portfolio

HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund
(Individually a "Money Market Fund", collectively
the "Money Markets Funds")

Aggressive Strategy Fund	Aggressive Strategy Fund
Balance Strategy Fund	Balance Strategy Fund
Moderate Strategy Fund	Moderate Strategy Fund
Conservative Strategy Fund	Conservative Strategy Fund
Income Strategy Fund	Income Strategy Fund
(Individually a "World Selection Fund", collectively
the "World Selection Funds")

HSBC Emerging Markets Debt Fund	Emerging Markets Debt Fund
HSBC Emerging Markets Local Debt Fund	Emerging Markets Local Debt Fund
HSBC Total Return Fund	Total Return Fund
HSBC Frontier Markets Fund	Frontier Markets Fund
HSBC Asia ex-Japan Smaller Companies Equity	Asia ex-Japan Smaller Companies Equity Fund
Fund
HSBC Global High Yield Bond Fund	Global High Yield Bond Fund
HSBC Global High Income Bond Fund	Global High Income Bond Fund
HSBC Global Equity Volatility Focused Fund	Global Equity Volatility Focused Fund
HSBC Euro High Yield Bond Fund (USD Hedged)	Euro High Yield Bond Fund
(Individually an "Global Fund", collectively the
"Global Funds")

The Feeder Fund, Money Market Funds, World Selection Funds and Global Funds are collectively referred to as the “Funds.”

The Opportunity Portfolio (the “Portfolio”) is a diversified series of the Trust. The Portfolio operates as a master fund in a master-feeder arrangement, in which other funds invest all or part of their investable assets in the Portfolio. The Declaration of Trust permits the Board of Trustees (the "Board") to issue an unlimited number of beneficial interests in the Portfolio.

The Feeder Fund utilize the master-feeder fund structure and seek to achieve their investment objectives by investing all of their investable assets in their respective Portfolio (as defined below):

		Proportionate Interest on
Feeder Fund	Respective Portfolio	January 31, 2017(%)
Opportunity Fund	HSBC Opportunity Portfolio	6.5
Opportunity Fund (Class I)	HSBC Opportunity Portfolio	93.5

All of the World Selection Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the World Selection Funds is a “fund of funds,” meaning that it seeks to achieve its investment objective by investing primarily in a combination of mutual funds managed by HSBC Global Asset Management (USA) Inc. (the “Affiliated Underlying Funds”), as well as mutual funds and exchange-traded funds managed by other investment advisers (“Unaffiliated Underlying Funds” and, together with the Affiliated Underlying Funds, the “Underlying Funds”). Each World Selection Fund invests according to the investment objectives and strategies described in its Prospectus.

All of the Global Funds are non-diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

All of the Money Market Funds are diversified and are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by each Fund and the Portfolio in the preparation of its Schedules. The policies are in conformity with generally accepted accounting principles (“GAAP’’) in the United States of America. The preparation of the Schedules requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Securities Valuation:

A. Feeder Fund, Global Funds and Portfolio

The Feeder Fund, Global Funds and Portfolio record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

B. Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

C. World Selection Funds

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value in funds in which the World Selection Funds are invested are described in their respective notes to financial statements. The valuation techniques employed by the World Selection Funds are further described in Note 3 below.

Investment Transactions:

A. Feeder Funds

The Feeder Funds record investments into the Portfolio on a trade date basis.

B. Portfolio, Money Market and Global Funds

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date.

C. World Selection Funds

Changes in holdings of the Underlying Funds for each World Selection Fund are reflected not later than one business day after trade date. However, for financial reporting purposes, changes in holdings of the Underlying Funds are accounted for on trade date.

Foreign Currency Translation:

The accounting records of the Funds and the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the "1933 Act") or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by the Investment Adviser (as defined in Note 4) based on procedures established by the Board of Trustees (the "Board"). Therefore, not all restricted securities are considered illiquid. Disposal of these securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds. At January 31, 2017 , all restricted securities held were deemed liquid.

Participation Notes and Participatory Notes:

The Frontier Markets Fund, Asia ex-Japan Smaller Companies Equity Fund, Global Equity Volatility Focused Fund and Euro High Yield Bond Fund may invest in participation notes or participatory notes ("P-notes"). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instruments at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of a Fund to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects a Fund that holds them to counterparty risk (and this risk may be amplified if the Fund purchases P-notes from only a small number of issuers).

Repurchase Agreements:

The Money Market Funds (except the U.S. Treasury Money Market Fund) may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer’’ (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations. The repurchase price generally equals the price paid by a Money Market Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Money Market Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Money Market Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Money Market Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Money Market Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Money Market Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Money Market Fund would recognize a liability with respect to such excess collateral to reflect the Money Market Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Money Market Fund in the event the Money Market Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Money Market Fund seeks to assert its rights.

Derivative Instruments:

All open derivative positions at period end are reflected on the Funds' Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Forward Foreign Currency Exchange Contracts:

Each Global Fund may enter into forward foreign currency exchange contracts. The Global Funds may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency or to enhance return. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Global Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty. Generally, the amount of collateral due from or to counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made.

As of January 31, 2017, the Global Funds entered into forward foreign currency exchange contracts to gain exposure to certain markets and for hedging purposes.

Options Contracts:

The Global Funds may purchase or write put and call options on securities, indices, foreign currencies and derivative instruments. When purchasing options, the Funds pay a premium which is recorded as the cost basis in the investment and which is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction. When writing options, the Global Funds receive a premium which is recorded as a liability and which is subsequently marked to market to reflect the current value of the option written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses.

The Global Funds may purchase or write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Global Funds may enter into interest rate swaption agreements for hedging purposes. A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises their option. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. The Global Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in interest rates.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Global Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at prearranged exposure levels to cover a Fund’s exposure to the counterparty.

The Total Return Fund had the following transactions in written call options during the period ended January 31, 2017:

	Number of	Premiums
	Contracts	Received (000)
Total Return Fund
Options outstanding at October 31, 2016	-	$-
Options written	70	12,788
Options expired	(70)	(12,788)
Options outstanding at January 31, 2017	-	$-

Futures Contracts:

The Global Funds may invest in futures contracts for the purpose of hedging existing portfolio securities or securities they intend to purchase against fluctuations in fair value caused by changes in prevailing market interest conditions. Upon entering into futures contracts, the Global Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received each day, depending on the daily fluctuations in the fair value of the underlying security. The Global Funds recognize an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Global Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Global Funds and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. As of January 31, 2017, the Emerging Markets Debt Fund and the Total Return Fund invested in futures contracts to gain exposure to certain markets and for hedging purposes.

Swap Agreements:

The Global Funds may enter into swap contracts and other similar instruments in accordance with their investment objectives and policies. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term specified index includes currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices.

The Global Funds will usually enter into swaps on a net basis, which means that the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument with a Global Fund receiving or paying only the net amount of the two returns. Upfront receipts and payments are recorded as a liability or asset, respectively. These upfront receipts and payments are amortized to gain or losses over the life of the swap agreement. Until a swap agreement is settled in cash, the gain or loss on the notional amount and the difference between the periodic payments made and received by the Fund on the notional amount, is recorded as "unrealized appreciation or depreciation on swap agreements" and, when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements". A Global Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Global Fund) and any accrued but unpaid net amounts owed to a swap counterparty are generally collateralized by maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities or by pledging such securities as collateral.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Global Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Global Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive.

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index and are subject to credit risk exposure. The maximum potential amount of future payments that a Global Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding for which a Global Fund is the seller of protection are disclosed in the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

The Global Funds remain subject to credit risk with respect to the amount they expect to receive from counterparties. However, the Global Funds have sought to mitigate these risks by generally requiring the posting of collateral to a Fund at pre-arranged exposure levels to cover a Global Fund's exposure to the counterparty.

The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser is incorrect in its forecasts of market values, interest rates and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

As of January 31, 2017, the Emerging Markets Local Debt Fund and the Total Return Fund entered into interest rate swap agreements to manage their exposure to interest rates and as a substitute for investing directly in securities. The Emerging Markets Debt Fund, Total Return Fund, Global High Yield Bond Fund and Global High Income Bond Fund entered into credit default swap agreements primarily to manage and/or gain exposure to credit risk.

3. Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds' investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fiar value measurement. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Funds determine transfers between fair value hierarchy levels based on valuations at the end of the reporting period.

There were no transfers as of January 31, 2017.

Feeder Funds and World Selection Funds

The World Selection Funds record their investments in the Underlying Funds at the net asset value reported by those funds and are typically categorized as Level 1 in the fair value hierarchy. The Feeder Funds record their investments in the Portfolio at fair value and are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as more fully discussed below.

Portfolio and Global Funds

Exchange traded, domestic equity securities are valued at the last sales price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded, foreign equity securities are valued in the appropriate currency at the last quoted sale price, or in the absence of recorded sales, at the readily available closing bid price on such exchange. If no sale is available because the country is on holiday the previous day’s last quoted sales rice would be utilized. These securities are typically categorized as Level 1 in the fair value hierarchy. Foreign equity securities that are not exchanged traded are valued in the appropriate currency at the average of the quoted bid and asked prices in the over-the-counter market and are typically categorized as Level 2 in the fair value hierarchy.

Rights and Warrants are valued at the last sales price on a national securities exchange. If these instruments are not scheduled to trade for a certain period they are generally valued intrinsically based on the terms of the issuance and the price of the underlying security. The time value of the warrants may also be considered by the Advisor. These instruments are typically categorized as Level 1 in the fair value hierarchy unless intrinsic value is used then would be categorized as Level 2 in the fair value hierarchy.

P-notes are valued by taking the last sales price of the underlying security on its primary exchange. In the absence of a recorded sale on the underlying security the readily available closing bid price on such exchange will be used. If no sale is available because the country is on holiday the previous day’s last quoted sales price would be utilized. All local prices will be converted to U.S. dollars using the foreign currency exchange rate as of the close of regular trading on the New York Stock Exchange. These instruments are typically categorized as Level 2 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Exchange traded futures contracts and options contracts are valued at their settlement price on the exchange on which they are traded and are typically categorized as Level 1 in the fair value hierarchy.

Forward foreign currency exchange contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the prevailing forward rates and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange, as provided by an approved pricing service, and are typically categorized as Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps and options, are generally valued by using a valuation provided by an approved independent pricing service and are typically categorized as Level 2 in the fair value hierarchy.

Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued at the bid price as of the time net asset value is determined on the basis of valuations furnished by a pricing service, the use of which has been approved by the Global Funds’ Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and matrix techniques. Those matrix techniques take into account appropriate factors such as the institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. Because quoted prices or exchanges or over-the-counter prices are believed to reflect more accurately the fair value of such securities, matrix valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio or Global Fund include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Portfolio and Global Funds Trusts’ policy is intended to result in a calculation of a Portfolio’s or Global Fund’s net asset value (“NAV”) that fairly reflects security values as of the time of pricing, the Portfolio or Global Funds Trust cannot ensure that fair values determined would accurately reflect the price that a Portfolio or Global Fund could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by a Portfolio or Global Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Global Funds’ NAVs are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Board. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to value its foreign securities, rather than local market closing prices. When a Global Fund uses such a valuation model, the value assigned to the Global Fund’s foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges and are typically categorized as Level 2 in the fair value hierarchy. The valuation of these securities may represent a transfer between Levels 1 and 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the Global Funds to a significant extent.

Money Market Funds

Investments of the Money Market Funds are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, which approximates fair value, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method that may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Money Market Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Money Market Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of January 31, 2017 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Funds’ and Portfolios’ Schedules.

Opportunity Portfolio
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	147,846,214	–	–	147,846,214
Investment Company	2,660,523	–	–	2,660,523
Total Investment Securities	150,506,737	–	–	150,506,737

Opportunity Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	9,766,082	–	9,766,082
Total Investment Securities	–	9,766,082	–	9,766,082

Opportunity Fund (Class I)
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Portfolio(a)	–	140,517,910	–	140,517,910
Total Investment Securities	–	140,517,910	–	140,517,910

U.S. Government Money Market Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Government and Government Agency Obligations	–	4,815,538,614	–	4,815,538,614
U.S. Treasury Obligations	–	1,691,821,900	–	1,691,821,900
Repurchase Agreements	–	4,900,000,000	–	4,900,000,000
Total Investment Securities	–	11,407,360,514	–	11,407,360,514

U.S. Treasury Money Market Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
U.S. Treasury Obligations	–	1,565,454,755	–	1,565,454,755
Total Investment Securities	–	1,565,454,755	–	1,565,454,755

Aggressive Strategy Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	585,372	–	–	585,372
Exchange Traded Funds	8,791,521	–	–	8,791,521
Unaffiliated Investment Companies	4,347,751	–	–	4,347,751
Total Investment Securities	13,724,644	–	–	13,724,644

Balanced Strategy Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	3,988,532	–	–	3,988,532
Exchange Traded Funds	18,726,673	–	–	18,726,673
Unaffiliated Investment Companies	12,446,863	–	–	12,446,863
Total Investment Securities	35,162,068	–	–	35,162,068

Moderate Strategy Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	4,070,221	–	–	4,070,221
Exchange Traded Funds	21,025,299	–	–	21,025,299
Unaffiliated Investment Companies	9,292,856	–	–	9,292,856
Total Investment Securities	34,388,376	–	–	34,388,376

Conservative Strategy Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	1,681,941	–	–	1,681,941
Exchange Traded Funds	9,989,935	–	–	9,989,935
Unaffiliated Investment Companies	2,600,854	–	–	2,600,854
Total Investment Securities	14,272,730	–	–	14,272,730

Income Strategy Fund
Investment Securities:	LEVEL 1($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Affiliated Investment Companies	79,254	–	–	79,254
Exchange Traded Funds	643,210	–	–	643,210
Unaffiliated Investment Companies	145,933	–	–	145,933
Total Investment Securities	868,397	–	–	868,397

Emerging Markets Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Yankee Dollars	–	8,832,901	–	8,832,901
Corporate Bonds	–	100,152	–	100,152
Investment Company	1,098,122	–	–	1,098,122
U.S. Treasury Obligations	–	492,674	–	492,674
Total Investment Securities	1,098,122	9,425,727	–	10,523,849
Other Financial Instruments:(b)
Credit Default Swaps	–	(50,058)	–	(50,058)
Forward Currency Contracts	–	(29,398)	–	(29,398)
Total Investments	1,098,122	9,346,271	–	10,444,393

Emerging Markets Local Debt Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	20,213,482	–	20,213,482
Investment Company	8,227,020	–	–	8,227,020
Total Investment Securities	8,227,020	20,213,482	–	28,440,502
Other Financial Instruments:(b)
Interest Rate Swaps	–	(141,027)	–	(141,027)
Forward Currency Contracts	–	(152,501)	–	(152,501)
Total Investments	8,227,020	19,919,954	–	28,146,974

Frontier Markets Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	37,500,318	–	–	37,500,318
Convertible Corporate Bonds	–	174,443	–	174,443
Participatory Notes	–	3,549,067	–	3,549,067
Investment Company	220,005	–	–	220,005
Total Investment Securities	37,720,323	3,723,510	–	41,443,833

Total Return Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	6,967,426	–	6,967,426
Yankee Dollars	–	20,449,814	–	20,449,814
Corporate Bonds	–	265,397	–	265,397
Investment Company	1,878,182	–	–	1,878,182
Total Investment Securities	1,878,182	27,682,637	–	29,560,819
Other Financial Instruments:(b)
Futures Contracts	927	–	–	927
Interest Rate Swaps	–	(7,772)	–	(7,772)
Credit Default Swaps	–	334,335	–	334,335
Forward Currency Contracts	–	163,862	–	163,862
Total Investments	1,879,109	28,173,062	–	30,052,171

Asia ex-Japan Smaller Companies Equity Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	9,986,039	–	–	9,986,039
Exchange-Traded Funds	1,129,425	–	–	1,129,425
Investment Company	132,645	–	–	132,645
Total Investment Securities	11,248,109	–	–	11,248,109

Global High Yield Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	4,320,998	–	4,320,998
Yankee Dollars	–	6,775,588	–	6,775,588
Corporate Bonds	–	14,654,566	–	14,654,566
Investment Companies	2,409,078	–	–	2,409,078
Total Investment Securities	2,409,078	25,751,152	–	28,160,230
Other Financial Instruments:(b)
Credit Default Swaps	–	(18,251)	–	(18,251)
Centrally Cleared Credit Default Swaps	–	66,524	–	66,524
Forward Currency Contracts	–	(152,552)	–	(152,552)
Total Investments	2,409,078	25,646,873	–	28,055,951

Global High Income Bond Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	5,940,128	–	5,940,128
Yankee Dollars	–	8,718,648	–	8,718,648
Corporate Bonds	–	10,088,783	–	10,088,783
Exchange Traded Fund	157,052	–	–	157,052
Investment Companies	1,085,959	–	–	1,085,959
U.S. Treasury Obligations	–	229,221	–	229,221
Total Investment Securities	1,243,011	24,976,780	–	26,219,791
Other Financial Instruments:(b)
Credit Default Swaps	–	(36,174)	–	(36,174)
Forward Currency Contracts	–	(209,950)	–	(209,950)
Total Investments	1,243,011	24,730,656	–	25,973,667

Global Equity Volatility Focused Fund
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Common Stocks	10,407,511	–	–	10,407,511
Investment Company	158,519	–	–	158,519
Total Investment Securities	10,566,030	–	–	10,566,030

Euro High Yield Bond Fund (USD Hedged)
Investment Securities:	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Foreign Bonds	–	24,537,678	–	24,537,678
Yankee Dollar	–	204,442	–	204,442
Investment Company	1,734,905	–	–	1,734,905
Total Investment Securities	1,734,905	24,742,120	–	26,477,025
Other Financial Instruments:(b)
Forward Currency Contracts	–	(449,557)	–	(449,557)
Total Investments	1,734,905	24,292,563	–	26,027,468

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds' master-feeder structure, the inputs used for valuing the instruments are categorized as Level 2.
(b)

Other financial instruments would include any derivative instruments, such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and swap agreements, which are valued at fair value.

4. Investment Risks:

Foreign Securities Risk: Investments in foreign securities are generally considered riskier than investments in U.S. securities. Foreign securities, including those of emerging and frontier market issuers, are subject to additional risks, including international trade, political and regulatory risks.

Emerging Markets Risk: The prices of securities in emerging markets can fluctuate more significantly than the prices of companies in more developed countries. Securities of emerging market issuers generally have more risk than securities issued by issuers in more developed markets. The less developed the country, the greater effect the risks may have in an investment, and as a result, an investment may exhibit a higher degree of volatility than either the general domestic securities market or the securities markets of developed foreign countries.

Frontier Market Countries Risk: Frontier market countries generally have smaller economies and even less developed capital markets or legal and political systems than traditional emerging market countries. As a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: the potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade and the relatively new and unsettled securities laws in many frontier market countries.

High-Yield Securities Risk: Investments in high-yield securities (commonly referred to as “junk bonds”) are considered speculative investments and have significantly higher credit risk than investment-grade securities and tend to be less liquid than higher rated securities. The prices of high-yield securities, which may be more volatile than higher rated securities of similar maturity, may be more vulnerable to adverse market, economic, social or political conditions.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, liquidity and value of investments in income producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. The risks associated with rising interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future, with unpredictable effects on the markets and a Fund's investments.

Derivatives Risk: The term “derivatives” covers a broad range of investments, including swaps, futures, options and currency forwards. In general, a derivative refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by a Fund. The success of Fund’s derivatives strategies will also be affected by its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, index or rate. Certain derivative positions may be difficult to close out when a Fund’s portfolio manager may believe it would be appropriate to do so. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

In December 2015, the SEC proposed new regulations relating to mutual fund’s use of derivatives and related instruments. If these or other regulations are adopted, they could significantly limit or impact a Fund’s ability to invest in derivatives and other instruments ad adversely affect the Fund’s performance and ability to pursue its investment objectives.

Swap Risk: The use of swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument (or index), and similar instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements may also subject a Fund to the risk that the counterparty to the transaction may not meet its obligations, causing the Fund’s value to decrease. Swap agreements may also be considered illiquid.

Concentration of Market Risk: The Total Return Fund's investment concentration in Brazilian securities and related derivatives may carry certain risks not ordinarily associated with investments that are less concentrated in a specific region or issuer. The risks include future political and economic developments that may adversely affect the value of the Fund's securities and related derivatives.

5. Federal Income Tax Information:

At January 31, 2017, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost ($)	Appreciation ($)	(Depreciation) ($)	(Depreciation) ($)*
Opportunity Portfolio	137,799,577	17,357,202	(4,650,042)	12,707,160
U.S. Government Money Market Fund	11,407,364,380	-	(3,866)	(3,866)
U.S. Treasury Money Market Fund	1,565,454,755	-	-	-
Aggressive Strategy Fund	13,024,133	832,608	(132,097)	700,511
Balanced Strategy Fund	34,130,569	1,678,718	(647,219)	1,031,499
Moderate Strategy Fund	33,863,581	1,097,434	(572,639)	524,795
Conservative Strategy Fund	14,163,419	223,946	(114,635)	109,311
Income Strategy Fund	864,174	10,320	(6,097)	4,223
Emerging Markets Debt Fund	10,603,926	174,400	(254,477)	(80,077)
Emerging Markets Local Debt Fund	30,426,112	301,587	(2,287,197)	(1,985,610)
Frontier Markets Fund	41,009,692	6,185,227	(5,751,086)	434,141
Total Return Fund	29,993,906	360,814	(793,901)	(433,087)
Asia ex-Japan Smaller Companies Equity Fund	10,574,845	1,224,282	(551,018)	673,264
Global High Yield Bond Fund	27,749,738	673,851	(263,359)	410,492
Global High Income Bond Fund	25,975,728	532,954	(288,891)	244,063
Global Equity Volatility Focused Fund	9,873,799	880,953	(188,722)	692,231
Euro High Yield Bond Fund	25,430,952	1,214,434	(168,361)	1,046,073

*	The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC Funds

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 28, 2017

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti, President

Date	March 28, 2017

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Treasurer

Date	March 28, 2017